Artisan Partners Funds
ARTISAN PARTNERS FUNDS, INC
DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
Schedules of Investments
Investment Footnotes
* Non-income producing security.
# Percentages for the various classifications relate to total net assets.
^ Amount rounds to less than $1 or 0.1% or 1 share.
‡ One contract is equal to 100 shares.
Company names are as reported by a data service provider and in some cases are translations; a company's legal name may be different.
Investment Abbreviations
ADR American Depositary Receipt
BUBOR Budapest Interbank Offered Rate
CDI Certificate of Interbank Deposit
CGM Citigroup Global Markets
CITI Citibank, N.A.
DB Deutsche Bank AG
Escrow shares Financial instruments that are held by a third party, such as a bank or attorney, until certain conditions are met.
ETF Exchange Traded Fund
GDN Global Depository Note
GDR Global Depositary Receipt
GS Goldman Sachs International
ICBCSB ICBC Standard Bank Plc
IO Interest Only
JIBAR Johannesburg Interbank Average Rate
JPM JPMorgan Chase Bank, N.A.
KLIBOR Kuala Lumpur Interbank Offered Rate
LSE London Stock Exchange
MIBOR Mumbai Interbank Offered Rate
MS Morgan Stanley & Co International plc
MSCS Morgan Stanley Capital Services, Inc.
OMO Open Market Operation
OTC Over-the-Counter
PIK Payment-In-Kind
Preference A special type of equity investment that shares in the earnings of the company and may have a dividend preference. Preference shares may also have liquidation preference.
PRIBOR Prague Interbank Offered Rate
Registered shares Shares in a company where the holder's name is recorded on the ownership certificate. Such shares cannot be sold until they are de-registered, which can take up to one week.
REIT Real Estate Investment Trust
SCB Standard Chartered Bank
SG Societe Generale
SOFR Secured Overnight Financing Rate
TIIE Mexican Interbank Equilibrium Interest Rate
TIIEOIS Mexican Interbank Equilibrium Interest Rate Overnight Index Swap
THOR Thai Overnight Repurchase Rate
TONAR Tokyo Overnight Average Rate
WIBOR Warsaw Interbank Offer Rate
Zero Coupon Indicates a debt security that does not pay periodic interest payments.  Such security is issued at a discount and matures at face
(principal) amount.

Artisan Partners Funds
Currency Abbreviations
AED United Arab Emirates dirham
ALL Albanian lek
ARS Argentina peso
AUD Australian dollar
AZN Azerbaijani manat
BRL Brazilian real
BWP Botswana pula
CAD Canadian dollar
CHF Swiss franc
CLP Chilean peso
CNH Chinese yuan offshore
CNY Chinese yuan onshore
COP Colombian peso
CZK Czech koruna
DKK Danish krone
DOP Dominican peso
EGP Egyptian pound
EUR Euro
GBP British pound
GEL Georgian lari
GTQ Guatemalan quetzal
HKD Hong Kong dollar
HUF Hungarian forint
IDR Indonesian rupiah
ILS Israel new shekel
INR Indian rupee
ISK Icelandic krona
JPY Japanese yen
KRW Korean won
KWD Kuwaiti dinar
KZT Kazakhstan tenge
MXN Mexican peso
MYR Malasiyan ringgit
NGN Nigerian naira
NOK Norwegian krone
PEN Peruvian nuevo sol
PLN Polish zloty
RUB Russian ruble
SEK Swedish krona
SGD Singapore dollar
THB Thailand baht
TJS Tajikistani somoni
TRY Turkish lira
TWD New Taiwan dollar
USD U.S. dollar
UYU Uruguayan peso
UZS Uzbekistani som
VND Vietnamese dong
ZAR South African rand

ARTISAN DEVELOPING WORLD FUND
Schedule of Investments — June 30, 2025 (Unaudited)
Shares and dollar values in thousands

Artisan Partners Funds
Shares
Held Value
COMMON STOCKS - 95.9%
AUSTRALIA - 2.0%
WiseTech Global Ltd. 1,176 $ 84,357
BRAZIL - 10.1%
MercadoLibre, Inc.
*
97 253,295
NU Holdings Ltd., Class A
*
12,615 173,072
426,367
CHINA - 16.5%
Kanzhun Ltd., ADR
*
5,003 89,257
KE Holdings, Inc., ADR 6,621 117,458
Kweichow Moutai Co. Ltd., Class A 359 70,676
Meituan, Class B
(1) *
9,316 148,695
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A 1,566 49,130
Tencent Holdings Ltd. 3,388 217,062
692,278
FRANCE - 1.3%
Hermes International SCA 21 57,442
INDIA - 14.4%
Apollo Hospitals Enterprise Ltd. 1,101 92,940
Eternal Ltd.
*
36,545 112,563
HDFC Bank Ltd., ADR 1,714 131,449
MakeMyTrip Ltd.
*
1,861 182,372
One 97 Communications Ltd.
*
3,910 42,124
PB Fintech Ltd.
*
2,004 42,618
604,066
ITALY - 1.4%
Ferrari NV 119 58,157
NETHERLANDS - 4.6%
Adyen NV
(1) *
105 192,330
SINGAPORE - 10.1%
Grab Holdings Ltd., Class A
*
34,846 175,276
Sea Ltd., ADR
*
1,557 249,014
424,290
UNITED STATES - 35.5%
Airbnb, Inc., Class A
*
901 119,251
ARM Holdings plc, ADR
*
766 123,908
Cadence Design Systems, Inc.
*
429 132,088
Coca-Cola Co. (The) 1,920 135,838
Crowdstrike Holdings, Inc., Class A
*
353 179,831
Mastercard, Inc., Class A 85 47,688
Netflix, Inc.
*
90 120,957
NVIDIA Corp. 925 146,115
Snowflake, Inc., Class A
*
416 93,001
Tradeweb Markets, Inc., Class A 686 100,393
Veeva Systems, Inc., Class A
*
338 97,389
Visa, Inc., Class A 549 194,779
1,491,238
Total common stocks
(
Cost
$2,160,278) 4,030,525
Shares
Held Value
SHORT-TERM INVESTMENT - 3.5%
2
INVESTMENT COMPANY - 3.5%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class,
4.22%
(2)
(Cost $147,055)
147,055 $ 147,055
Total investments - 99.4%
(Cost $2,307,333) 4,177,580
Other assets less liabilities - 0.6% 23,886
Total net assets - 100.0%
#
$ 4,201,466
(1)
Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2025, the
value of these securities was $341,025 or 8.1% of net assets.
(2)
Represents the current yield as of June 30, 2025.
PORTFOLIO DIVERSIFICATION
Dollar values in thousands
Value
Percentage of
Total Investments
Communication Services $ 676,290 16 .2%
Consumer Discretionary 931,775 22 .3
Consumer Staples 206,514 5 .0
Financials 924,453 22 .1
Health Care 239,459 5 .7
Industrials 175,276 4 .2
Information Technology 759,300 18 .2
Real Estate 117,458 2 .8
Short-Term Investment 147,055 3 .5
Total investments $ 4,177,580 100 .0%
TRADING CURRENCIES
Dollar values in thousands
Value
Percentage of
Total Investments
AUD $ 84,357 2 .0%
CNY 119,806 2 .9
EUR 249,772 6 .0
HKD 365,757 8 .8
INR 290,245 6 .9
USD 3,067,643 73 .4
Total investments $ 4,177,580 100 .0%
Definitions of abbreviations and footnotes are detailed on pages 1-2.
See notes to N-PORT Part F.

ARTISAN EMERGING MARKETS DEBT OPPORTUNITIES FUND
Consolidated Schedule of Investments — June 30, 2025 (Unaudited)
Principal amount, shares and dollar values in thousands and reported in USD unless otherwise stated

Artisan Partners Funds
Principal
Amount Value
SOVEREIGN GOVERNMENT BONDS - 51.3%
ALBANIA - 1 .8%
Albanian Government Bond
4.21%, 1/15/2026 ALL 14,000 $ 169
5.00%, 2/24/2026 ALL 13,000 158
2.85%, 4/11/2027 ALL 16,700 199
4.30%, 7/10/2027 ALL 11,300 139
6.00%, 2/13/2028 ALL 9,500 123
5.25%, 1/26/2029 ALL 21,500 277
5.63%, 11/8/2030 ALL 19,000 254
4.05%, 2/7/2032 ALL 46,640 576
1,895
ARGENTINA - 3 .0%
Argentine Republic
0.13%, 7/9/2030 EUR 364 338
3.88%, 7/9/2035
(1)
EUR 3,144 2,461
4.25%, 1/9/2038
(1)
EUR 40 33
3.00%, 7/9/2041
(1)
EUR 537 385
3,217
BAHAMAS - 6 .9%
Commonwealth of the Bahamas
9.00%, 6/16/2029
(2)
620 660
6.95%, 11/20/2029
(2)
253 253
8.95%, 10/15/2032
(2)
2,660 2,853
8.25%, 6/24/2036
(2)
3,620 3,681
7,447
BENIN - 4 .0%
Benin Government Bond
4.88%, 1/19/2032
(2)
EUR 1,980 2,130
4.95%, 1/22/2035
(2)
EUR 1,063 1,072
6.88%, 1/19/2052
(2)
EUR 1,116 1,099
4,301
CAMEROON - 0 .7%
Republic of Cameroon
9.50%, 11/19/2025
(2)
460 458
5.95%, 7/7/2032
(2)
EUR 274 254
712
DOMINICAN REPUBLIC - 0 .0%
^
Dominican Republic Government Bond, GDN
6.50%, 11/27/2026
(2)
DOP 1,450 23
EGYPT - 0 .9%
Arab Republic of Egypt
8.63%, 2/4/2030
(2)
530 536
6.38%, 4/11/2031
(2)
EUR 435 476
1,012
EL SALVADOR - 0 .3%
Republic of El Salvador
0.25%, 4/17/2030 IO
(2)
13,645 307
0.25%, 4/17/2030 IO
(3)
1,020 23
330
GEORGIA - 0 .9%
Republic of Georgia
2.75%, 4/22/2026
(2)
980 954
Principal
Amount Value
GHANA - 1 .5%
Republic of Ghana
Zero Coupon, 7/3/2026
(2)(4)
1,655 $ 1,608
INDONESIA - 4 .8%
Republic of Indonesia
7.00%, 5/15/2027 IDR 770,000 48
6.50%, 7/15/2030 IDR 12,030,000 747
6.38%, 4/15/2032 IDR 4,100,000 251
7.50%, 8/15/2032 IDR 4,500,000 291
7.00%, 2/15/2033 IDR 5,500,000 347
6.63%, 2/15/2034 IDR 17,000,000 1,046
8.25%, 5/15/2036 IDR 9,854,000 675
7.50%, 5/15/2038 IDR 1,399,000 90
8.38%, 4/15/2039 IDR 2,121,000 148
7.13%, 6/15/2043 IDR 24,873,000 1,553
5,196
IRAQ - 3 .9%
Republic of Iraq
5.80%, 1/15/2028
(2)
4,259 4,222
MONTENEGRO - 0 .2%
Republic of Montenegro
7.25%, 3/12/2031
(2)
225 233
NIGERIA - 2 .2%
Federal Republic of Nigeria
7.63%, 11/21/2025
(2)
1,196 1,206
6.13%, 9/28/2028
(2)
1,267 1,214
2,420
PAKISTAN - 1 .0%
Islamic Republic of Pakistan
7.38%, 4/8/2031
(2)
1,240 1,105
PAPUA NEW GUINEA - 2 .0%
Papua New Guinea Government International Bond
8.38%, 10/4/2028
(2)
2,125 2,176
PERU - 7 .8%
Bonos de la Tesoreria
6.95%, 8/12/2031 PEN 3,800 1,165
7.30%, 8/12/2033
(2)
PEN 2,200 676
5.40%, 8/12/2034 PEN 24,850 6,619
8,460
RWANDA - 1 .0%
Republic of Rwanda
5.50%, 8/9/2031
(2)
1,330 1,137
SOUTH AFRICA - 0 .9%
Republic of South Africa
8.25%, 3/31/2032 ZAR 18,550 1,002
TAJIKISTAN - 2 .5%
Republic of Tajikistan
7.13%, 9/14/2027
(2)
2,725 2,701
UKRAINE - 1 .9%
Ukraine Government Bond
1.75%, 2/1/2029
(1)(2)
625 384
1.75%, 2/1/2035
(1)(2)
810 410
0.00%, 2/1/2035
(1)(2)
1,603 747

Artisan Partners Funds
Principal
Amount Value
UKRAINE (continued)
Ukraine Government Bond (continued)
0.00%, 2/1/2036
(1)(2)
1,107 $ 525
2,066
UZBEKISTAN - 1 .2%
Republic of Uzbekistan International Bond
5.38%, 5/29/2027
(2)
EUR 900 1,087
15.50%, 2/25/2028
(2)
UZS 2,500,000 199
1,286
ZAMBIA - 1 .9%
Republic of Zambia
5.75%, 6/30/2033
(1)(2)
2,212 2,036
Total Sovereign government bonds
(
Cost
$53,073) 55,539
CORPORATE BONDS - 18.6%
ANGOLA - 0 .2%
Azule Energy Finance plc
8.13%, 1/23/2030
(2)
200 198
ARGENTINA - 0 .7%
MSU Energy SA
9.75%, 12/5/2030
(2)
811 743
BRAZIL - 2 .6%
Constellation Oil Services Holding SA
9.38%, 11/7/2029
(2)
240 244
MC Brazil Downstream Trading SARL
7.25%, 6/30/2031
(2)
829 656
Oceanica Lux
13.00%, 10/2/2029
(2)
200 190
OHI Group SA
13.00%, 7/22/2029
(2)
610 636
Trident Energy Finance plc
12.50%, 11/30/2029
(2)
950 954
Unigel Luxembourg SA
13.50% Cash, or 15.00% PIK, 12/31/2027
(2)
67 54
11.00% Cash, or 12.00% PIK, 12/31/2028
(2)
168 47
2,781
CAMEROON - 0 .6%
Golar LNG Ltd.
7.75%, 9/19/2029
(2)
600 605
COLOMBIA - 0 .9%
Canacol Energy Ltd.
5.75%, 11/24/2028
(2)
630 218
Gran Tierra Energy, Inc.
9.50%, 10/15/2029
(2)
970 739
957
CZECH REPUBLIC - 0 .5%
Energo-Pro A/S
8.00%, 5/27/2030
(2)
EUR 406 495
DOMINICAN REPUBLIC - 1 .6%
Banco Central de la Republica Dominicana, GDN
13.00%, 12/5/2025
(2)
DOP 95,330 1,599
13.00%, 1/30/2026
(2)
DOP 4,320 73
9.00%, 12/11/2026
(2)
DOP 4,360 72
1,744
GUATEMALA - 0 .8%
Energuate Trust
5.88%, 5/3/2027
(2)
460 458
Principal
Amount Value
GUATEMALA (continued)
Investment Energy Resources Ltd.
6.25%, 4/26/2029
(2)
470 $ 461
919
INDIA - 0 .5%
Biocon Biologics Global plc
6.67%, 10/9/2029
(2)
550 523
JAMAICA - 0 .6%
Digicel Intermediate Holdings Ltd.
12.00% Cash and 2.25% PIK, 5/25/2027 682 688
MOLDOVA, REPUBLIC OF - 0 .4%
Aragvi Finance International DAC
11.13%, 11/20/2029
(2)
390 394
NETHERLANDS - 0 .4%
Cie Maritime Monegasque Osv BV
14.00%, 3/28/2029 400 384
Unigel Netherlands Holding Corp. BV
15.00% Cash, or 15.00% PIK, 12/31/2044
(2)
166 —
384
NIGERIA - 0 .8%
SEPLAT Energy plc
9.13%, 3/21/2030
(2)
900 895
NORWAY - 0 .2%
Panoro Energy ASA
10.25%, 12/11/2029 260 261
PARAGUAY - 0 .2%
Frigorifico Concepcion SA
7.70%, 7/21/2028
(2)(5)
310 241
SINGAPORE - 0 .3%
Yinson Production Financial Services Pte. Ltd.
9.63%, 5/3/2029
(2)
350 364
TURKEY - 1 .8%
ICA ICTAS Altyapi Yavuz Sultan Selim Koprusu ve Kuzey Cevre
Otoyolu Yatirim ve I
7.54%, 10/31/2027
(2)
970 976
Limak Iskenderun Uluslararasi Liman Isletmeciligi A/S
9.50%, 7/10/2036
(2)
943 932
1,908
UNITED ARAB EMIRATES - 0 .4%
Pearl Petroleum Co. Ltd.
13.00%, 5/15/2028
(2)
373 395
UNITED KINGDOM - 1 .4%
ACG Holdco 1 Ltd.
14.75%, 1/13/2029 800 826
Galileo Global Technologies Ltd.
13.75%, 3/4/2028
(2)
250 250
Salmon Group Ltd.
15.00%, 5/5/2028 500 478
1,554
URUGUAY - 0 .9%
Navios South American Logistics, Inc.
8.88%, 7/14/2030
(2)(6)
1,000 1,000
UZBEKISTAN - 2 .8%
TBC Bank JSCB
22.00%, 6/5/2028
(6)(7)
UZS 19,800,000 1,579

Artisan Partners Funds
Principal
Amount Value
UZBEKISTAN (continued)
Uzbek Industrial and Construction Bank ATB
21.00%, 7/24/2027
(2)
UZS 18,260,000 $ 1,492
3,071
Total corporate bonds
(
Cost
$20,070) 20,120
BANK LOANS - 5.1%
COTE D'IVOIRE - 2 .5%
Republic of Cote d'Ivoire First Lien Term Loan
(SOFR + 3.00%), 5.65%, 7/14/2025
(6)(7)(8)
EUR 870 1,025
(SOFR + 2.85%), 5.03%, 3/1/2032
(6)(7)(8)
EUR 1,400 1,658
2,683
PARAGUAY - 0 .4%
Frigorifico Concepcion SA First Lien Term Loan B
(SOFR + 5.50%), 9.81%, 12/8/2026
(6)(7)(8)
514 463
TANZANIA - 2 .2%
Tanzania (United Republic of) First Lien Term Loan
(SOFR + 5.20%), 9.46%, 2/6/2032
(6)(7)(8)
840 841
(SOFR + 5.45%), 9.58%, 5/20/2032
(6)(7)(8)
40 40
Tanzania (United Republic of) Term Loan
(SOFR + 5.45%), 9.68%, 3/6/2031
(6)(7)(8)
1,450 1,428
2,309
Total bank loans
(
Cost
$5,335) 5,455
CONVERTIBLE BOND - 0.1%
CANADA - 0 .1%
Lithium Argentina AG
1.75%, 1/15/2027 (Cost $147) 177 144
Shares
Held
COMMON STOCK - 0.0%
NETHERLANDS - 0.0%
Stichting Administratiekantoor Unigel Creditors, ADR
(Cost $–)
(6)(7)
*
1 —
Principal
Amount
SHORT-TERM INVESTMENTS - 22.0%
SOVEREIGN GOVERNMENT TREASURY BILLS - 11.7%
Arab Republic of Egypt
15.19%, 7/8/2025
(9)
EGP 7,525 151
22.18%, 7/15/2025
(9)
EGP 13,500 270
23.95%, 8/5/2025
(9)
EGP 54,500 1,073
27.56%, 8/26/2025
(9)
EGP 43,450 840
27.70%, 9/2/2025
(9)
EGP 20,925 402
27.79%, 9/9/2025
(9)
EGP 15,800 302
27.84%, 9/16/2025
(9)
EGP 46,225 880
27.64%, 9/30/2025
(9)
EGP 10,225 193
27.69%, 10/14/2025
(9)
EGP 3,875 72
27.57%, 12/9/2025
(9)
EGP 12,600 226
27.46%, 12/30/2025
(9)
EGP 20,625 366
Banco Central del Uruguay
9.35%, 7/21/2025
(9)
UYU 5,800 145
9.33%, 9/3/2025
(9)
UYU 49,700 1,233
9.38%, 9/17/2025
(9)
UYU 13,100 324
9.15%, 10/1/2025
(9)
UYU 21,100 520
Nigeria OMO Bill
24.89%, 9/30/2025
(9)
NGN 1,307,598 801
25.03%, 10/7/2025
(9)
NGN 890,500 543
Principal
Amount Value
Nigeria OMO Bill (continued)
25.88%, 12/2/2025
(9)
NGN 1,548,390 $ 908
22.50%, 12/9/2025
(9)
NGN 1,990,000 1,178
26.16%, 1/6/2026
(9)
NGN 525,660 301
20.26%, 2/10/2026
(9)
NGN 193,000 112
22.52%, 2/23/2026
(9)
NGN 425,000 237
25.64%, 2/24/2026
(9)
NGN 1,143,897 637
22.85%, 2/25/2026
(9)
NGN 425,000 236
Republic of Albania
3.22%, 3/26/2026
(9)
ALL 51,200 601
2.69%, 4/16/2026
(9)
ALL 7,700 90
Total sovereign government treasury bills
(
Cost
$12,483 ) 12,641
U.S. TREASURY OBLIGATIONS - 7.5%
U.S. Treasury Bills
3.63%, 7/8/2025
(9)
3,900 3,897
4.02%, 7/29/2025
(9)
2,000 1,994
4.16%, 8/7/2025
(9)
2,200 2,190
Total U.S. treasury obligations
(
Cost
$8,081 ) 8,081
Shares
Held
2
INVESTMENT COMPANY - 2.8%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class,
4.22%
(10)
(Cost $3,058)
3,058 3,058
Total short-term investments
(
Cost
$23,622) 23,780
Total investments - 97.1%
(Cost $102,247) 105,038
REVERSE REPURCHASE AGREEMENT -  (0.2)%
(Proceeds $(163)) (163)
Other assets less liabilities - 3.1% 3,337
Total net assets - 100.0%
#
$ 108,212
(1)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future upon a contingent  predetermined trigger.  The interest rate shown was the current rate as of June 30, 2025.
(2)
Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2025, the
value of these securities was $52,326 or 48.4% of net assets.
(3)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. May be resold in transactions exempt from registration, normally to qualified institutional buyers.
(4)
Debt security that pays no cash income but is sold at a discount from its value at maturity.
(5)
All or a position of the security has been pledge as collateral in connection with outstanding reverse repurchase agreements.
(6)
Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $8,034, or 7.4% of total net assets. See notes (2) and (3) in the accompanying notes.
(7)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(8)
Variable or floating rate security, linked to the referenced benchmark. Interest rates reset periodically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. The interest rate shown is the rate in effect as of June 30, 2025.
(9)
Yield to maturity.
(10)
Represents the current yield as of June 30, 2025.

Artisan Partners Funds
PORTFOLIO DIVERSIFICATION
Dollar values in thousands
Value
Percentage of
Total Investments
Communication Services $ 688 0 .7%
Consumer Staples 1,098 1 .0
Energy 7,732 7 .4
Financials 10,285 9 .8
Health Care 523 0 .5
Industrials 2,908 2 .8
Materials 1,071 1 .0
Sovereign Government Securities 55,539 52 .9
Utilities 1,414 1 .3
Short-Term Investments 23,780 22 .6
Total investments $ 105,038 100 .0%
TRADING CURRENCIES
Dollar values in thousands
Value
Percentage of
Total Investments
ALL $ 2,586 2 .5%
DOP 1,767 1 .7
EGP 4,775 4 .5
EUR 12,513 11 .9
IDR 5,196 4 .9
NGN 4,953 4 .7
PEN 8,460 8 .1
USD 58,294 55 .5
UYU 2,222 2 .1
UZS 3,270 3 .1
ZAR 1,002 1 .0
Total investments $ 105,038 100 .0%
FOREIGN CURRENCY FORWARD CONTRACTS
Values in thousands
Currenc y Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
($)
BRL
**
39,015 USD 6,840 CGM 7/2/2025 341
BRL
**
1,260 USD 227 SCB 7/2/2025 5
CZK 82,010 EUR 3,304 SCB 7/2/2025 15
CZK 2,630 USD 121 SCB 7/2/2025 4
EUR 3,318 CZK 82,010 SCB 7/2/2025 1
EUR 38 PLN 162 SCB 7/2/2025 —
^
PLN 13,862 EUR 3,252 SCB 7/2/2025 16
EGP
**
16,000 USD 299 SG 7/7/2025 24
EGP
**
7,500 USD 145 SCB 7/7/2025 6
TRY 61,590 USD 1,500 SCB 7/8/2025 39
EUR 210 USD 246 SCB 7/10/2025 1
MXN 7,182 USD 377 JPM 7/23/2025 5
BRL
**
35,075 USD 6,342 CGM 8/4/2025 59
CZK 2,630 USD 125 SCB 8/4/2025 —
^
MYR
**
4,560 USD 1,082 MSCS 8/4/2025 2
EGP
**
6,876 USD 126 ICBCSB 8/5/2025 11
GTQ
**
5,650 USD 714 CITI 9/3/2025 20
USD 2,350 PEN
**
8,330 CGM 9/4/2025 3
EUR 646 USD 759 SCB 9/17/2025 6
UYU
**
20,000 USD 484 JPM 9/18/2025 14
TRY 38,394 USD 862 SCB 10/9/2025 21
ARS
**
469,500 USD 340 CITI 10/21/2025 14
EGP
**
25,424 USD 463 ICBCSB 10/29/2025 26
EGP
**
27,000 USD 492 SG 10/29/2025 27
UZS
**
23,810,000 USD 1,758 ICBCSB 11/12/2025 52
UZS
**
4,394,883 USD 325 SCB 11/13/2025 10
UZS
**
4,145,117 USD 304 DB 11/17/2025 11
TRY 9,950 USD 206 SCB 12/18/2025 10
UZS
**
6,600,000 USD 457 JPM 1/7/2026 37
EGP
**
28,400 USD 498 SG 1/29/2026 27
TJS
**
4,710 USD 405 ICBCSB 4/6/2026 45
Total unrealized appreciation 852
EUR 3,202 PLN 13,700 SCB 7/2/2025 (29)
FOREIGN CURRENCY FORWARD CONTRACTS (continued)
Values in thousands
Currency Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
($)
IDR
**
32,693,596 USD 2,019 CGM 7/2/2025 (6)
USD 7,304 BRL
**
40,275 CGM 7/2/2025 (109)
USD 125 CZK 2,630 SCB 7/2/2025 ( — )
^
USD 2,007 IDR
**
32,693,596 CGM 7/2/2025 (7)
PEN
**
8,330 USD 2,354 CGM 7/3/2025 (3)
USD 2,294 PEN
**
8,330 CGM 7/3/2025 (58)
USD 230 TRY 9,234 SCB 7/8/2025 (1)
USD 246 EUR 210 SCB 7/10/2025 (2)
USD 3,266 IDR
**
53,358,165 CGM 7/10/2025 (22)
KZT
**
127,101 USD 247 SG 7/14/2025 (3)
KZT
**
80,622 USD 156 SG 7/15/2025 (1)
USD 2,904 PEN
**
10,726 CGM 7/21/2025 (122)
USD 138 INR
**
11,957 CGM 7/28/2025 (1)
USD 1,175 ZAR 20,948 JPM 7/28/2025 (6)
KZT
**
367,372 USD 705 DB 7/29/2025 (3)
KZT
**
124,000 USD 237 SCB 7/29/2025 ( — )
^
INR
**
186,766 USD 2,181 SCB 8/1/2025 (5)
CZK 82,010 EUR 3,314 SCB 8/4/2025 (2)
PLN 162 EUR 38 SCB 8/4/2025 ( — )
^
USD 2,017 IDR
**
32,693,596 CGM 8/4/2025 (5)
KZT
**
50,324 USD 96 ICBCSB 8/15/2025 ( — )
^
KZT
**
75,566 USD 145 JPM 8/15/2025 (1)
USD 2,636 PEN
**
9,526 CGM 8/18/2025 (50)
KZT
**
367,372 USD 698 DB 8/29/2025 (3)
TRY 56,500 USD 1,344 SCB 9/2/2025 (3)
USD 212 UZS
**
2,800,000 JPM 9/4/2025 (5)
TRY 26,970 USD 639 SCB 9/10/2025 (3)
USD 15,645 EUR 13,414 SCB 9/17/2025 (239)
KZT
**
499,959 USD 939 DB 9/26/2025 (1)
USD 610 NGN
**
983,402 JPM 10/2/2025 (8)
ARS
**
1,274,100 USD 1,019 CITI 10/21/2025 (59)
ARS
**
384,800 USD 303 JPM 10/21/2025 (13)
USD 428 UZS
**
5,700,000 JPM 11/13/2025 (5)
AZN
**
440 USD 249 SCB 6/3/2026 (2)
Total unrealized depreciation (777)
Net unrealized appreciation 75
** Non-deliverable.
FUTURES CONTRACTS
Values in thousands
Description
No. of
Contracts Expiration Date
Trading
Currency
Notional
Amount
($)
Notional
Value
( $ )
Unrealized
Appreciation /
(Depreciation)
( $ )
Short Positions Contracts
Euro-Bobl (31) 9/8/2025 EUR (3,100) (4,297) 9
Euro-Bund (20) 9/8/2025 EUR (2,000) (3,066) 17
Euro-Buxl (3) 9/8/2025 EUR (300) (420) 7
Euro-Schatz (11) 9/8/2025 EUR (1,100) (1,390) –
^
U.S. Treasury 2 Year Note (40) 9/30/2025 USD (8,000) (8,321) (34)
U.S. Treasury 5 Year Note (107) 9/30/2025 USD (10,700) (11,663) (113)
U.S. Treasury 10 Year Note (66) 9/19/2025 USD (6,600) (7,400) (106)
U.S. Treasury 10 Year Ultra Note (16) 9/19/2025 USD (1,600) (1,828) (36)
Net unrealized depreciation (256)

Artisan Partners Funds
CENTRALLY CLEARED INTEREST RATE SWAPS
Notional amounts and values in thousands and reported in USD unless otherwise stated
Floating Rate Index (Frequency) Fixed Rate (%) (Frequency)
Fund Pays/
Receives
Floating
Rate Termination Date Notional Amount
Upfront Payments
(Receipts)
($)
Unrealized
Appreciation
(Depreciation)
($)
Value
($)
6 month PRIBOR semi-annually 3.95 annually Pay 12/1/2030 CZK 31,850 7 47 54
3 month JIBAR quarterly 9.80 quarterly Pay 4/3/2034 ZAR 25,300 59 100 159
6 month PRIBOR semi-annually 3.82 annually Pay 4/5/2034 CZK 79,500 (50) 54 4
3 month JIBAR quarterly 8.86 quarterly Pay 2/13/2035 ZAR 35,600 14 62 76
4 week TIIE monthly 9.47 monthly Pay 12/10/2025 MXN 50,600 — 16 16
4 week TIIE monthly 9.52 monthly Pay 12/17/2025 MXN 33,900 — 13 13
4 week TIIE monthly 10.53 monthly Pay 12/29/2025 MXN 283,100 — 190 190
1 day MIBOR semi-annually 6.06 semi-annually Pay 8/9/2029 INR 235,000 — 40 40
1 day MIBOR semi-annually 5.76 semi-annually Pay 4/9/2030 INR 243,300 6 2 8
1 day MIBOR semi-annually 6.04 semi-annually Pay 2/4/2030 INR 152,072 — 24 24
1 day MIBOR semi-annually 6.07 semi-annually Pay 2/3/2030 INR 35,360 — 6 6
1 day MIBOR semi-annually 6.06 semi-annually Pay 2/24/2027 INR 171,000 — 17 17
1 day CDI at termination 14.45 at termination Pay 1/4/2027 BRL 81,590 28 57 85
1 day MIBOR semi-annually 6.19 semi-annually Pay 5/26/2033 INR 81,000 (7) 30 23
– – –
Total positive value 57 658 715
6 month PRIBOR semi-annually 3.58 annually Pay 5/13/2035 CZK 31,400 (15) (19) (34)
6 month WIBOR semi-annually 4.33 annually Pay 4/15/2035 PLN 5,300 (5) (23) (28)
6 month PRIBOR semi-annually 3.74 annually Pay 2/14/2035 CZK 29,100 — (11) (11)
6 month PRIBOR semi-annually 3.36 annually Pay 8/9/2034 CZK 18,000 — (18) (18)
6 month PRIBOR semi-annually 3.54 annually Pay 10/14/2034 CZK 36,250 (11) 1 (10)
6 month WIBOR semi-annually 4.04 annually Pay 4/11/2030 PLN 4,650 (2) (12) (14)
1 day TIIEOIS monthly 8.96 monthly Receive 12/29/2025 MXN 268,000 (7) (77) (84)
1 day TIIEOIS monthly 8.96 monthly Receive 12/10/2025 MXN 47,000 (1) (12) (13)
1 day TIIEOIS monthly 8.96 monthly Receive 12/17/2025 MXN 32,200 (1) (9) (10)
– – –
Total negative value (42) (180) (222)
Total 15 478 493
REVERSE REPURCHASE AGREEMENT
Values in thousands
Counterparty
Interest Rate
(%) Trade Date Maturity Date
Face value
($)
Face Value
Including Accrued
Interest
($)
Type of Non Cash
Underlying Collateral
Remaining
Contractual Maturity
of Agreement
MS (3.50) 9/23/2024 Open
*
(163) (163) Corporate Bond Up to 25 Years
*
*
Reverse repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.
Definitions of abbreviations and footnotes are detailed on pages 1-2.
See notes to N-PORT Part F.

ARTISAN FLOATING RATE FUND
Schedule of Investments — June 30, 2025 (Unaudited)
Principal amount, shares and dollar values in thousands

Artisan Partners Funds
Principal
Amount Value
BANK LOANS - 88.4%
AUTOMOBILE COMPONENTS - 2 .2%
RealTruck Group, Inc. First Lien Term Loan
(SOFR + 3.75%), 8.19%, 1/31/2028
(1)
498 $ 444
(SOFR + 5.00%), 9.44%, 1/31/2028
(1)
755 684
Wheel Pros, Inc. First Lien Term Loan
(SOFR + 6.00%), 10.30%, 12/3/2029
(1)
882 861
1,989
BANKS - 0 .4%
Osttra Group Ltd. First Lien Term Loan
(SOFR + 3.50%), 7.32%, 5/21/2032
(1)(2)
172 173
Osttra Group Ltd. Second Lien Term Loan
(SOFR + 6.00%), 9.82%, 5/23/2033
(1)(2)
144 144
317
BROADLINE RETAIL - 1 .1%
CNT Holdings I Corp. First Lien Term Loan
(SOFR + 2.50%), 6.78%, 11/8/2032
(1)
990 992
BUILDING PRODUCTS - 1 .5%
Eco Material Technologies, Inc. First Lien Term Loan
(SOFR + 3.25%), 7.47%, 2/12/2032
(1)
422 424
Quikrete Holdings, Inc. First Lien Term Loan B2
(SOFR + 2.25%), 6.58%, 3/19/2029
(1)
882 881
1,305
CAPITAL MARKETS - 4 .8%
Edelman Financial Engines Center LLC (The) First Lien Term Loan
(SOFR + 3.00%), 7.33%, 4/7/2028
(1)
1,333 1,333
Edelman Financial Engines Center LLC (The) Second Lien Term Loan
(SOFR + 5.25%), 9.58%, 10/20/2028
(1)
1,470 1,472
Jump Financial LLC First Lien Term Loan B
(SOFR + 4.25%), 8.55%, 2/26/2032
(1)
988 990
PEX Holdings LLC First Lien Term Loan
(SOFR + 2.75%), 6.97%, 11/26/2031
(1)
334 334
Summit Acquisition, Inc. First Lien Term Loan
(SOFR + 3.75%), 8.08%, 10/16/2031
(1)
147 146
4,275
CHEMICALS - 2 .4%
Bakelite US Holdco, Inc. First Lien Term Loan
(SOFR + 3.75%), 8.05%, 12/23/2031
(1)
1,472 1,450
Formulations Parent Corp. First Lien Term Loan
(SOFR + 4.00%), 8.21%, 4/9/2032
(1)
651 651
2,101
COMMERCIAL SERVICES - 0 .6%
Digital Room Holdings, Inc. First Lien Term Loan
(SOFR + 5.25%), 9.68%, 12/21/2028
(1)
561 553
COMMERCIAL SERVICES & SUPPLIES - 1 .1%
OMNIA Partners LLC First Lien Term Loan B
(SOFR + 2.75%), 7.03%, 7/25/2030
(1)
251 251
Ryan LLC First Lien Term Loan
(SOFR + 3.50%), 7.83%, 11/14/2030
(1)
731 732
983
COMMUNICATIONS EQUIPMENT - 4 .3%
Delta Topco, Inc. First Lien Term Loan
(SOFR + 3.00%), 7.07%, 11/30/2029
(1)
2,363 2,345
Principal
Amount Value
COMMUNICATIONS EQUIPMENT (continued)
Delta Topco, Inc. Second Lien Term Loan
(SOFR + 5.25%), 9.57%, 12/24/2030
(1)
1,508 $ 1,510
3,855
CONSTRUCTION & ENGINEERING - 0 .2%
Construction Partners, Inc. First Lien Term Loan
(SOFR + 2.50%), 6.83%, 11/3/2031
(1)
156 157
CONSUMER STAPLES DISTRIBUTION & RETAIL - 0 .5%
Chefs' Warehouse, Inc. (The) First Lien Term Loan B
(SOFR + 3.00%), 6.82%, 8/23/2029
(1)
464 465
CONTAINERS & PACKAGING - 1 .9%
Iris Holdings, Inc. First Lien Term Loan
(SOFR + 4.75%), 9.13%, 6/28/2028
(1)
1,748 1,697
DISTRIBUTORS - 0 .4%
Core & Main LP First Lien Term Loan D
(SOFR + 2.00%), 6.27%, 7/27/2028
(1)
199 199
Verde Purchaser LLC First Lien Term Loan
(SOFR + 4.00%), 8.30%, 11/30/2030
(1)
133 134
333
DIVERSIFIED CONSUMER SERVICES - 1 .4%
KUEHG Corp. First Lien Term Loan
(SOFR + 3.25%), 7.45%, 6/12/2030
(1)
927 927
Wand NewCo 3, Inc. First Lien Term Loan
(SOFR + 2.50%), 6.83%, 1/30/2031
(1)
278 276
1,203
FINANCIAL SERVICES - 1 .0%
Blackhawk Network Holdings, Inc. First Lien Term Loan B2
(SOFR + 4.00%), 8.33%, 3/12/2029
(1)
896 900
FOOD PRODUCTS - 2 .6%
1440 Foods Topco LLC First Lien Term Loan
(SOFR + 5.00%), 9.33%, 11/5/2031
(1)
2,089 2,005
B&G Foods, Inc. First Lien Term Loan B5
(SOFR + 3.50%), 7.83%, 10/10/2029
(1)
255 232
Fiesta Purchaser, Inc. First Lien Term Loan
(SOFR + 3.25%), 7.58%, 2/12/2031
(1)
74 74
2,311
FOOD SERVICE - 2 .6%
TKC Holdings, Inc. First Lien Term Loan
(SOFR + 5.00%), 9.32%, 5/15/2028
(1)
1,451 1,450
TKC Midco 1 LLC First Lien Term Loan
12.00% Cash, or 13.50% PIK, 2/16/2027 881 821
2,271
GROUND TRANSPORTATION - 0 .6%
Vortex Opco LLC First Lien Term Loan
(SOFR + 6.25%), 10.55%, 4/30/2030
(1)
528 527
HEALTH CARE EQUIPMENT & SUPPLIES - 0 .4%
Medline Borrower LP First Lien Term Loan
(SOFR + 2.25%), 6.58%, 10/23/2028
(1)
393 393
HEALTH CARE PROVIDERS & SERVICES - 1 .6%
Mamba Purchaser, Inc. First Lien Term Loan
(SOFR + 2.75%), 7.08%, 10/16/2028
(1)
1,450 1,449

Artisan Partners Funds
Principal
Amount Value
HOTEL & RESORT REITS - 1 .4%
OEG Borrower LLC First Lien Term Loan
(SOFR + 3.50%), 7.81%, 6/30/2031
(1)
1,242 $ 1,234
HOTELS, RESTAURANTS & LEISURE - 3 .9%
BCPE Grill Parent, Inc. First Lien Term Loan
(SOFR + 4.75%), 9.05%, 9/30/2030
(1)
1,275 1,238
Life Time, Inc. First Lien Term Loan
(SOFR + 2.50%), 6.78%, 10/22/2031
(1)
849 851
Motion Finco SARL First Lien Term Loan B3
(SOFR + 3.50%), 7.80%, 11/13/2029
(1)(2)
1,482 1,407
3,496
HOUSEHOLD DURABLES - 2 .2%
TGP Holdings III LLC First Lien Term Loan
(SOFR + 3.25%), 7.68%, 6/29/2028
(1)
2,178 1,937
INSURANCE - 15 .2%
Acrisure LLC First Lien Term Loan B
(SOFR + 3.25%), 7.57%, 6/21/2032
(1)
1,645 1,643
Acrisure LLC First Lien Term Loan B6
(SOFR + 3.00%), 7.33%, 11/6/2030
(1)
1,084 1,080
Alera Group, Inc. First Lien Term Loan
(SOFR + 3.25%), 7.58%, 5/31/2032
(1)
590 592
Alera Group, Inc. Second Lien Term Loan
(SOFR + 5.50%), 9.83%, 5/30/2033
(1)
624 635
AmWINS Group, Inc. First Lien Term Loan
(SOFR + 2.25%), 6.58%, 1/30/2032
(1)
208 208
Amynta Agency Borrower, Inc. First Lien Term Loan
(SOFR + 3.00%), 7.33%, 12/29/2031
(1)
611 610
Ardonagh Group Finco Pty. Ltd. First Lien Term Loan B
(SOFR + 2.75%), 7.04%, 2/18/2031
(1)(2)
1,546 1,532
AssuredPartners, Inc. First Lien Term Loan
(SOFR + 3.50%), 7.83%, 2/14/2031
(1)
209 209
Baldwin Insurance Group Holdings LLC (The) First Lien Term Loan B1
(SOFR + 3.00%), 7.31%, 5/27/2031
(1)
1,190 1,189
Broadstreet Partners, Inc. First Lien Term Loan B
(SOFR + 3.00%), 7.33%, 6/16/2031
(1)
566 566
Cross Financial Corp. First Lien Term Loan B3
(SOFR + 3.25%), 7.58%, 10/24/2031
(1)
993 996
Goosehead Insurance Holdings LLC First Lien Term Loan
(SOFR + 3.50%), 7.81%, 1/8/2032
(1)
342 343
HUB International Ltd. First Lien Term Loan
(SOFR + 2.50%), 6.77%, 6/20/2030
(1)
192 192
IMA Financial Group, Inc. First Lien Term Loan
(SOFR + 3.00%), 7.32%, 11/1/2028
(1)
520 520
Jones DesLauriers Insurance Management, Inc. First Lien Term Loan B
(SOFR + 2.75%), 7.03%, 3/15/2030
(1)(2)
990 984
OneDigital Borrower LLC First Lien Term Loan
(SOFR + 3.00%), 7.33%, 7/2/2031
(1)
921 918
Trucordia Insurance Holdings LLC First Lien Term Loan
(SOFR + 3.25%), 7.56%, 6/14/2032
(1)
900 901
Truist Insurance Holdings LLC Second Lien Term Loan
(SOFR + 4.75%), 9.05%, 5/6/2032
(1)
357 361
13,479
INVESTMENT COMPANIES - 4 .8%
Nexus Buyer LLC First Lien Term Loan
(SOFR + 3.50%), 7.83%, 7/31/2031
(1)
2,377 2,383
Nexus Buyer LLC Second Lien Term Loan
(SOFR + 6.25%), 10.68%, 11/1/2029
(1)
1,910 1,893
4,276
IT SERVICES - 6 .4%
Arches Buyer, Inc. First Lien Term Loan
(SOFR + 3.25%), 7.68%, 12/6/2027
(1)
2,407 2,375
X Corp. First Lien Term Loan B1
(SOFR + 6.50%), 10.95%, 10/26/2029
(1)
1,677 1,636
Principal
Amount Value
IT SERVICES (continued)
X Corp. First Lien Term Loan B3
9.50%, 10/26/2029 1,677 $ 1,629
5,640
LEISURE PRODUCTS - 6 .9%
19th Holdings Golf LLC First Lien Term Loan
(SOFR + 3.25%), 7.66%, 2/7/2029
(1)
1,770 1,741
Bulldog Purchaser, Inc. First Lien Term Loan
(SOFR + 3.75%), 8.06%, 6/30/2031
(1)
150 150
GSM Holdings, Inc. First Lien Term Loan
(SOFR + 5.00%), 9.30%, 9/29/2031
(1)
2,993 2,888
MajorDrive Holdings IV LLC First Lien Term Loan
(SOFR + 5.50%), 9.95%, 6/1/2028
(1)
568 556
Peloton Interactive, Inc. First Lien Term Loan
(SOFR + 5.50%), 9.83%, 5/30/2029
(1)
800 811
6,146
MEDIA - 1 .1%
Virgin Media Bristol LLC First Lien Term Loan
(SOFR + 2.50%), 6.93%, 1/31/2028
(1)
1,000 986
MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITS) - 2 .6%
Forest City Enterprises LP First Lien Term Loan
(SOFR + 3.50%), 7.94%, 12/8/2025
(1)
2,361 2,284
PASSENGER AIRLINES - 1 .5%
Vista Management Holding, Inc. First Lien Term Loan
(SOFR + 3.75%), 8.05%, 4/1/2031
(1)
1,284 1,286
PROFESSIONAL SERVICES - 1 .5%
VT Topco, Inc. First Lien Term Loan
(SOFR + 3.00%), 7.30%, 8/9/2030
(1)
1,337 1,339
SOFTWARE - 5 .6%
Applied Systems, Inc. First Lien Term Loan B
(SOFR + 2.50%), 6.80%, 2/24/2031
(1)
1,328 1,333
Applied Systems, Inc. Second Lien Term Loan
(SOFR + 4.50%), 8.80%, 2/23/2032
(1)
471 482
Constant Contact, Inc. First Lien Term Loan
(SOFR + 4.00%), 8.52%, 2/10/2028
(1)
214 204
Ellucian Holdings, Inc. Second Lien Term Loan
(SOFR + 4.75%), 9.08%, 11/15/2032
(1)
113 115
Orchid Merger Sub II LLC First Lien Term Loan
(SOFR + 4.75%), 9.23%, 7/27/2027
(1)
698 346
Renaissance Holdings Corp. First Lien Term Loan
(SOFR + 4.00%), 8.28%, 4/5/2030
(1)
958 868
Rithum Holdings, Inc. Second Lien Term Loan
(SOFR + 7.00%), 11.41%, 12/29/2028
(1)
60 58
UKG, Inc. First Lien Term Loan
(SOFR + 3.00%), 7.31%, 2/10/2031
(1)
1,586 1,592
4,998
SPECIALTY RETAIL - 1 .1%
Great Outdoors Group LLC First Lien Term Loan B
(SOFR + 3.25%), 7.58%, 1/23/2032
(1)
995 992
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 0 .7%
Ivanti Software, Inc. First Lien Term Loan
(SOFR + 4.75%), 9.02%, 6/1/2029
(1)
609 505
(SOFR + 5.75%), 10.02%, 6/1/2029
(1)
118 122
627
TEXTILES, APPAREL & LUXURY GOODS - 1 .2%
Beach Acquisition Bidco LLC First Lien Term Loan B
(SOFR + 3.25%), 7.32%, 6/25/2032
(1)
650 653
Champ Acquisition Corp. First Lien Term Loan
(SOFR + 4.00%), 8.17%, 11/7/2031
(1)
378 380
1,033

Artisan Partners Funds
Security
Country
Trading
Currency
Ardonagh Group Finco Pty. Ltd. First Lien Term Loan B, 7.04%, 2/18/2031
United Kingdom
USD
Jones DesLauriers Insurance Management, Inc. First Lien Term Loan B, 7.03%,
3/15/2030
Canada
USD
Motion Finco SARL First Lien Term Loan B3, 7.80%, 11/13/2029
Luxembourg
USD
Osttra Group Ltd. First Lien Term Loan, 7.32%, 5/21/2032
United Kingdom
USD
Osttra Group Ltd. Second Lien Term Loan, 9.82%, 5/23/2033
United Kingdom
USD
Toucan FinCo. Ltd., 9.50%, 5/15/2030
Canada
USD
Principal
Amount Value
TRANSPORTATION - 0 .7%
SIRVA Worldwide, Inc. Delayed Draw First Lien Term Loan
(SOFR + 8.00%), 12.33%, 2/20/2029
(1)
57 $ 55
SIRVA Worldwide, Inc. First Lien Term Loan
(SOFR + 8.00%), 12.32%, 8/20/2029
(1)
843 329
(SOFR + 8.00%), 12.36%, 2/20/2029
(1)
255 246
630
Total bank loans
(
Cost
$79,583) 78,459
CORPORATE BONDS - 4.1%
BANKS - 0 .7%
Goldman Sachs Capital II
(SOFR + 1.03%), 5.36%, 8/2/2025
(1)(3)
720 622
CONTAINERS & PACKAGING - 0 .3%
Toucan FinCo. Ltd.
9.50%, 5/15/2030
(2)(4)
250 256
DIVERSIFIED TELECOMMUNICATION SERVICES - 0 .2%
Zayo Group Holdings, Inc.
4.00%, 3/1/2027
(4)
129 121
HOTELS, RESTAURANTS & LEISURE - 2 .0%
TKC Holdings, Inc.
6.88%, 5/15/2028
(4)
371 368
10.50%, 5/15/2029
(4)
1,371 1,409
1,777
IT SERVICES - 0 .6%
Arches Buyer, Inc.
4.25%, 6/1/2028
(4)
512 490
MEDIA - 0 .1%
EchoStar Corp.
6.75% Cash, or 6.75% PIK, 11/30/2030 120 109
TEXTILES, APPAREL & LUXURY GOODS - 0 .2%
S&S Holdings LLC
8.38%, 10/1/2031
(4)
209 204
Total corporate bonds
(
Cost
$3,563) 3,579
Shares
Held
COMMON STOCKS - 0.7%
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0 .5%
MP Topco Holdings LLC
*
24 467
SOFTWARE - 0 .2%
Matrix Exit Equity
*
16 156
TRANSPORTATION - 0 .0%
^
SIRVA Worldwide, Inc.
*
2 1
Total common stocks
(
Cost
$391) 624
PREFERRED STOCK - 0.1%
TRANSPORTATION - 0 .1%
SIRVA Worldwide, Inc. (Cost $41)
*
–
^
64
No. of
Warrants
‡
Value
WARRANT - 0.0%
FINANCIAL SERVICES - 0.0%
Carnelian Point Holdings LP, expiring 6/30/2027,
strike price $10
(Cost $—)
(5)(6)(7) *
1 $ —
Shares
Held
SHORT-TERM INVESTMENT - 6.4%
INVESTMENT COMPANY - 6.4%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class,
4.22%
(8)
(Cost $5,714)
5,714 5,714
Total investments - 99.7%
(Cost $89,292) 88,440
Other assets less liabilities - 0.3% 298
Total net assets - 100.0%
#
$ 88,738
(1)
Variable or floating rate security, linked to the referenced benchmark. Interest rates reset periodically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. The interest rate shown is the current rate as of June 30, 2025.
(2)
The Fund considers the company to be from outside the United States.
(3)
Perpetual security. The rate reflected was the rate in effect on June 30, 2025. The maturity date reflects the next call date.
(4)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. May be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)
Defaulted security and/or issuer.
(6)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(7)
Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $0, or 0.0% of total net assets. See notes (2) and (3) in the accompanying notes.
(8)
Represents the current yield as of June 30, 2025.
UNFUNDED LOAN COMMITMENTS
Values in thousands
Pursuant to the terms of the following bank loan agreements, the portfolio had unfunded loan commitments of $33
or
less than 0.1%
of the total net assets as of June 30, 2025, which could be drawn at the option of the borrower:
Borrower
Unfunded
Commitment
Amount
Unfunded
Value
Unrealized
Appreciation
(Depreciation)
SIRVA Worldwide, Inc. Delayed Draw First Lien
Term Loan $ 33 $ 32 $ (1)
$ – $ – $ –
$ 33 $ 32 $ (1)

Artisan Partners Funds
PORTFOLIO DIVERSIFICATION
Dollar values in thousands
Value
Percentage of
Total Investments
Communication Services $ 1,216 1 .4%
Consumer Discretionary 20,101 22 .7
Consumer Staples 5,046 5 .7
Financials 26,153 29 .6
Health Care 1,842 2 .1
Industrials 6,845 7 .7
Information Technology 15,767 17 .8
Materials 4,055 4 .6
Real Estate 1,701 1 .9
Short-Term Investment 5,714 6 .5
Total investments $ 88,440 100 .0%
Definitions of abbreviations and footnotes are detailed on pages 1-2.
See notes to N-PORT Part F.

ARTISAN FOCUS FUND
Schedule of Investments — June 30, 2025 (Unaudited)
Shares and dollar values in thousands except per share amounts

Artisan Partners Funds
Shares
Held Value
COMMON STOCKS - 95.6%
AEROSPACE & DEFENSE - 24 .9%
Axon Enterprise, Inc.
*
47 $ 39,244
GE Aerospace 444 114,369
Howmet Aerospace, Inc. 208 38,686
Rheinmetall AG
(1)
13 27,594
Rolls-Royce Holdings plc
(1)
5,351 71,075
TransDigm Group, Inc. 8 12,261
303,229
CAPITAL MARKETS - 3 .6%
Charles Schwab Corp. (The) 130 11,844
KKR & Co., Inc. 47 6,210
Nasdaq, Inc. 292 26,120
44,174
COMMUNICATIONS EQUIPMENT - 1 .3%
Motorola Solutions, Inc. 36 15,145
CONSUMER FINANCE - 2 .1%
Capital One Financial Corp. 121 25,785
ELECTRIC UTILITIES - 2 .2%
Constellation Energy Corp. 84 27,151
ELECTRICAL EQUIPMENT - 7 .1%
GE Vernova, Inc. 51 26,768
Siemens Energy AG
(1) *
521 60,195
86,963
ENTERTAINMENT - 5 .0%
Hacksaw AB
(1) *
295 2,371
Netflix, Inc.
*
44 58,777
61,148
FINANCIAL SERVICES - 5 .3%
Apollo Global Management, Inc. 42 6,009
Mastercard, Inc., Class A 105 58,858
64,867
HEALTH CARE EQUIPMENT & SUPPLIES - 2 .8%
Intuitive Surgical, Inc.
*
62 33,529
HEALTH CARE REITS - 2 .9%
Welltower, Inc. 228 35,000
INDEPENDENT POWER AND RENEWABLE ELECTRICITY
PRODUCERS - 2 .0%
Vistra Corp. 127 24,575
OIL, GAS & CONSUMABLE FUELS - 6 .8%
Kinder Morgan, Inc. 805 23,672
Williams Cos., Inc. (The) 946 59,436
83,108
PHARMACEUTICALS - 1 .0%
Eli Lilly & Co. 15 11,475
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
- 15 .6%
Analog Devices, Inc. 126 29,910
Broadcom, Inc. 156 43,052
NVIDIA Corp. 482 76,102
Shares
Held Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
(continued)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR
(1)
179 $ 40,454
189,518
SOFTWARE - 12 .6%
Microsoft Corp. 260 129,268
ServiceNow, Inc.
*
24 24,473
153,741
SPECIALIZED REITS - 0 .4%
Equinix, Inc. 6 5,163
Total common stocks
(
Cost
$821,858) 1,164,571
No. of
Contracts
‡
OPTIONS PURCHASED - 3.0%
CALL OPTIONS - 2.0%
CAPITAL MARKETS - 0.4%
KKR & Co., Inc.
12/19/2025 at USD 125.00; Notional Amount:
USD 35,080
2,637 4,944
CONSUMER FINANCE - 0.1%
Capital One Financial Corp.
9/19/2025 at USD 200.00; Notional Amount:
USD 17,808
837 1,774
FINANCIAL SERVICES - 0.2%
Apollo Global Management, Inc.
12/19/2025 at USD 135.00; Notional Amount:
USD 22,259
1,569 2,942
INDEPENDENT POWER AND RENEWABLE ELECTRICITY
PRODUCERS - 0.5%
Vistra Corp.
8/15/2025 at USD 170.00; Notional Amount:
USD 36,843
1,901 5,988
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.8%
NVIDIA Corp.
12/19/2025 at USD 145.00; Notional Amount:
USD 54,175
3,429 9,276
Total Call Options 24,924
PUT OPTIONS - 1.0%
AEROSPACE & DEFENSE - 0.1%
Axon Enterprise, Inc.
7/18/2025 at USD 760.00; Notional Amount:
USD 40,652
491 185
General Electric Co.
7/18/2025 at USD 250.00; Notional Amount:
USD 103,033
4,003 1,195
1,380
ELECTRICAL EQUIPMENT - 0.2%
GE Vernova, Inc.
8/15/2025 at USD 500.00; Notional Amount:
USD 48,364
914 2,107

Artisan Partners Funds
Security
Country
Trading
Currency
Hacksaw AB
Sweden
SEK
Rheinmetall AG
Germany
EUR
Rolls-Royce Holdings plc
United Kingdom
GBP
Siemens Energy AG
Germany
EUR
Taiwan Semiconductor Manufacturing Co. Ltd.
Taiwan
USD
No. of
Contracts
‡
Value
ENTERTAINMENT - 0.1%
Netflix, Inc.
7/18/2025 at USD 1,240.00; Notional Amount:
USD 36,290
271 $ 566
FINANCIAL SERVICES - 0.3%
Mastercard, Inc.
8/15/2025 at USD 580.00; Notional Amount:
USD 72,378
1,288 3,426
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.3%
VanEck Semiconductor ETF
8/15/2025 at USD 265.00; Notional Amount:
USD 187,128
6,710 4,160
Total Put Options 11,639
Total Options Purchased
(
Cost
$36,572) 36,563
Shares
Held
SHORT-TERM INVESTMENT - 1.1%
INVESTMENT COMPANY - 1.1%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class,
4.22%
(2)
(Cost $13,628)
13,628 13,628
Total investments - 99.7%
(Cost $872,058) 1,214,762
Other assets less liabilities - 0.3% 3,163
Total net assets - 100.0%
#
$ 1,217,925
(1)
The Fund considers the company to be from outside the United States.
(2)
Represents the current yield as of June 30, 2025.
PORTFOLIO DIVERSIFICATION
Dollar values in thousands
Value
Percentage of
Total Investments
Communication Services $ 61,714 5 .1%
Energy 83,108 6 .8
Financials 147,912 12 .2
Health Care 45,004 3 .7
Industrials 393,679 32 .4
Information Technology 371,839 30 .6
Real Estate 40,164 3 .3
Utilities 57,714 4 .8
Short-Term Investment 13,628 1 .1
Total investments $ 1,214,762 100 .0%
TRADING CURRENCIES
Dollar values in thousands
Value
Percentage of
Total Investments
EUR $ 87,789 7 .2%
GBP 71,075 5 .9
SEK 2,371 0 .2
USD 1,053,527 86 .7
Total investments $ 1,214,762 100 .0%

Artisan Partners Funds
FOREIGN CURRENCY FORWARD CONTRACTS
Values in thousands
Currenc y Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
($)
EUR 25,911 USD 29,502 JPM 7/3/2025 1,022
GBP 10,033 USD 13,017 JPM 8/22/2025 759
USD 1,778 GBP 1,292 JPM 8/22/2025 4
Total unrealized appreciation 1,785
USD 108,656 EUR 96,206 JPM 7/3/2025 (4,677)
USD 74,559 GBP 57,994 JPM 8/22/2025 (5,071)
Total unrealized depreciation (9,748)
Net unrealized depreciation (7,963)
OTC TOTAL RETURN SWAP CONTRACTS
Notional amounts and values in thousands and reported in USD unless otherwise stated
Reference Entity
Payments Made
by Fund
Payments
Received by
Portfolio
Frequency
of Payments
Made/
Received Counterparty
Maturity
Date
Notional
Amount
($)
Upfront
Payments
(Receipts)
($)
Unrealized
Appreciation
(Depreciation)
($)
Value
($)
MSATNVTS
(0.50)% and
decrease in total
return of index
Increase in total
return of index At termination Morgan Stanley 4/26/2027 37,480 – 19,593 19,593
– 19,593 19,593
The following table represents the holdings underlying the total return swap with MSATNVTS as of June 30, 2025:
Security Description Shares
Value
($)
Percent of Reference
Entity Value
(%)
Advanced Micro Devices, Inc. 5 640 1.11
Amphenol Corp. 6 599 1.04
Applied Materials, Inc. 3 521 0.91
Arista Networks, Inc. 6 583 1.02
ARM Holdings plc 4 644 1.12
ASML Holding NV 1 495 0.86
Broadcom, Inc. 2 640 1.11
Cadence Design Systems, Inc. 2 473 0.82
Celestica, Inc. 5 747 1.30
Cisco Systems, Inc. 7 492 0.86
Coherent Corp. 7 660 1.15
KLA Corp. 1 557 0.97
Lam Research Corp. 6 602 1.05
Marvell Technology, Inc. 8 605 1.05
Micron Technology, Inc. 6 713 1.24
NVIDIA Corp. 153 24,134 42.04
Oracle Corp. 3 687 1.20
QUALCOMM, Inc. 3 451 0.79
Synopsys, Inc. 1 492 0.86
Taiwan Semiconductor Manufacturing Co. Ltd. 100 22,676 39.50
Definitions of abbreviations and footnotes are detailed on pages 1-2.
See notes to N-PORT Part F.

ARTISAN GLOBAL DISCOVERY FUND
Schedule of Investments — June 30, 2025 (Unaudited)
Shares and dollar values in thousands

Artisan Partners Funds
Shares
Held Value
COMMON STOCKS - 95.0%
CANADA - 1 .1%
Colliers International Group, Inc. 21 $ 2,682
DENMARK - 5 .7%
Ascendis Pharma A/S, ADR
*
51 8,781
Novonesis (Novozymes) B, Class B 68 4,869
13,650
GERMANY - 5 .7%
adidas AG 16 3,746
Nemetschek SE 34 4,940
Sartorius AG (Preference) 20 4,990
13,676
HONG KONG - 0 .8%
Techtronic Industries Co. Ltd. 168 1,851
ITALY - 1 .2%
Brunello Cucinelli SpA 25 2,997
LUXEMBOURG - 0 .8%
CVC Capital Partners plc
(1)
98 2,011
NETHERLANDS - 4 .2%
Argenx SE, ADR
*
14 7,897
Redcare Pharmacy NV
(1) *
21 2,300
10,197
SINGAPORE - 2 .7%
Sea Ltd., ADR
*
41 6,488
SWEDEN - 0 .6%
MIPS AB
(1)
31 1,470
SWITZERLAND - 4 .2%
Galderma Group AG 25 3,598
Sandoz Group AG 69 3,755
VAT Group AG
(1)
7 2,879
10,232
UNITED KINGDOM - 11 .0%
3i Group plc 42 2,371
Babcock International Group plc 606 9,546
London Stock Exchange Group plc 53 7,707
Melrose Industries plc 539 3,927
Sage Group plc (The) 183 3,140
26,691
UNITED STATES - 57 .0%
API Group Corp.
*
82 4,196
Aris Water Solutions, Inc., Class A 69 1,633
Atlassian Corp., Class A
*
26 5,367
Bright Horizons Family Solutions, Inc.
*
33 4,119
CCC Intelligent Solutions Holdings, Inc.
*
503 4,737
Chewy, Inc., Class A
*
65 2,762
Clearwater Analytics Holdings, Inc., Class A
*
84 1,851
Duolingo, Inc., Class A
*
2 947
Elastic NV
*
21 1,731
Etsy, Inc.
*
19 954
Floor & Decor Holdings, Inc., Class A
*
19 1,415
FTAI Aviation Ltd. 17 1,952
Guidewire Software, Inc.
*
20 4,667
Hubbell, Inc., Class B 5 1,856
HubSpot, Inc.
*
6 3,083
Ingersoll Rand, Inc. 32 2,656
Shares
Held Value
UNITED STATES (continued)
Insmed, Inc.
*
40 $ 3,990
iRhythm Technologies, Inc.
*
46 7,097
Jack Henry & Associates, Inc. 9 1,625
JBT Marel Corp. 24 2,898
JFrog Ltd.
*
79 3,473
Lattice Semiconductor Corp.
*
52 2,548
Liberty Media Corp-Liberty Formula One, Class C
*
55 5,748
Live Nation Entertainment, Inc.
*
35 5,263
MACOM Technology Solutions Holdings, Inc.
*
24 3,483
Modine Manufacturing Co.
*
30 2,927
Monolithic Power Systems, Inc. 4 2,629
Parsons Corp.
*
18 1,304
PROCEPT BioRobotics Corp.
*
44 2,537
Pure Storage, Inc., Class A
*
57 3,299
RBC Bearings, Inc.
*
7 2,696
Ryan Specialty Holdings, Inc., Class A 18 1,221
Samsara, Inc., Class A
*
67 2,658
ServiceTitan, Inc., Class A
*
14 1,502
SiteOne Landscape Supply, Inc.
*
24 2,891
Spotify Technology SA
*
6 4,776
Tradeweb Markets, Inc., Class A 9 1,283
Twist Bioscience Corp.
*
89 3,274
Tyler Technologies, Inc.
*
11 6,490
US Foods Holding Corp.
*
67 5,131
Veeva Systems, Inc., Class A
*
15 4,240
Veracyte, Inc.
*
99 2,668
West Pharmaceutical Services, Inc. 17 3,736
Wingstop, Inc. 8 2,632
137,945
Total common stocks
(
Cost
$169,089) 229,890
SHORT-TERM INVESTMENT - 4.1%
2
INVESTMENT COMPANY - 4.1%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class,
4.22%
(2)
(Cost $9,848)
9,848 9,848
Total investments - 99.1%
(Cost $178,937) 239,738
Other assets less liabilities - 0.9% 2,233
Total net assets - 100.0%
#
$ 241,971
(1)
Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2025, the
value of these securities was $8,660 or 3.6% of net assets.
(2)
Represents the current yield as of June 30, 2025.

Artisan Partners Funds
PORTFOLIO DIVERSIFICATION
Dollar values in thousands
Value
Percentage of
Total Investments
Communication Services $ 22,275 9 .3%
Consumer Discretionary 23,969 10 .0
Consumer Staples 7,431 3 .1
Energy 1,633 0 .7
Financials 16,218 6 .8
Health Care 56,563 23 .6
Industrials 38,652 16 .1
Information Technology 55,598 23 .2
Materials 4,869 2 .0
Real Estate 2,682 1 .1
Short-Term Investment 9,848 4 .1
Total investments $ 239,738 100 .0%
TRADING CURRENCIES
Dollar values in thousands
Value
Percentage of
Total Investments
CAD $ 2,682 1 .1%
CHF 10,232 4 .3
DKK 4,869 2 .0
EUR 20,984 8 .8
GBP 26,691 11 .1
HKD 1,851 0 .8
SEK 1,470 0 .6
USD 170,959 71 .3
Total investments $ 239,738 100 .0%
Definitions of abbreviations and footnotes are detailed on pages 1-2.
See notes to N-PORT Part F.

ARTISAN GLOBAL EQUITY FUND
Schedule of Investments — June 30, 2025 (Unaudited)
Shares and dollar values in thousands

Artisan Partners Funds
Shares
Held Value
COMMON STOCKS - 95.4%
BRAZIL - 0 .9%
MercadoLibre, Inc.
*
1 $ 1,720
CANADA - 0 .2%
Enbridge, Inc. 8 340
CHILE - 0 .7%
Holding Bursatil Regional SA 237 1,242
CHINA - 5 .8%
Contemporary Amperex Technology Co. Ltd., Class A 19 683
Kuaishou Technology
(1) *
476 3,841
Tencent Holdings Ltd. 15 948
Tencent Music Entertainment Group, ADR 83 1,626
Tencent Music Entertainment Group, Class A 110 1,058
Wuxi Biologics Cayman, Inc.
(1) *
764 2,495
10,651
DENMARK - 1 .0%
NKT A/S
*
23 1,864
FRANCE - 5 .8%
BNP Paribas SA 35 3,142
Cie de Saint-Gobain SA 18 2,127
Danone SA 17 1,373
Exosens SAS 26 1,230
SPIE SA 49 2,776
10,648
GERMANY - 8 .0%
Hensoldt AG 17 1,915
MTU Aero Engines AG 4 1,636
Pfisterer Holding SE
*
89 4,290
RWE AG 64 2,689
Symrise AG, Class A 11 1,153
Vonovia SE 85 2,984
14,667
GREECE - 5 .5%
Alpha Bank SA 2,197 7,739
Piraeus Financial Holdings SA 340 2,355
10,094
HONG KONG - 2 .2%
Prudential plc 322 4,039
INDONESIA - 1 .5%
First Pacific Co. Ltd. 3,923 2,779
IRELAND - 0 .4%
Permanent TSB Group Holdings plc
*
326 783
ITALY - 5 .6%
BFF Bank SpA
(1) *
662 7,254
Enel SpA 47 448
Iveco Group NV 138 2,711
10,413
JAPAN - 2 .7%
Mitsubishi Heavy Industries Ltd. 152 3,810
Tokyo Gas Co. Ltd. 37 1,231
5,041
PORTUGAL - 0 .2%
Jeronimo Martins SGPS SA 16 411
Shares
Held Value
RUSSIA - 0 .0%
Sberbank of Russia PJSC
(2)(3)(4)
1,137 $ —
SINGAPORE - 0 .1%
Singapore Technologies Engineering Ltd. 25 155
SOUTH KOREA - 11 .3%
Hanwha Aerospace Co. Ltd. 11 6,948
Hyundai Rotem Co. Ltd. 8 1,128
LIG Nex1 Co. Ltd. 26 10,467
MNC Solution Co. Ltd. 20 2,193
20,736
SWITZERLAND - 4 .8%
Galderma Group AG 2 269
SGS SA 26 2,661
UBS Group AG 177 5,997
8,927
TAIWAN - 1 .2%
Taiwan Semiconductor Manufacturing Co. Ltd. 62 2,250
UNITED KINGDOM - 18 .7%
3i Group plc 32 1,785
Babcock International Group plc 688 10,836
Flutter Entertainment plc (LSE)
*
1 298
HSBC Holdings plc 84 1,021
Intermediate Capital Group plc 89 2,358
National Grid plc 486 7,083
SSE plc 154 3,881
Tesco plc 413 2,277
Unilever plc 17 1,016
Verona Pharma plc, ADR
*
41 3,841
34,396
UNITED STATES - 18 .8%
Amazon.com, Inc.
*
18 3,983
Intercontinental Exchange, Inc. 27 4,979
Natera, Inc.
*
12 2,009
RTX Corp. 52 7,588
S&P Global, Inc. 7 3,488
Stryker Corp. 5 1,963
Swiss Re AG 15 2,659
Synopsys, Inc.
*
6 3,062
Visa, Inc., Class A 14 4,933
34,664
Total common stocks
(
Cost
$138,412) 175,820
No. of Rights
‡
RIGHT - 0.1%
South Korea - 0.1%
Hanwha Aerospace Co. Ltd., expiring 7/2/2025, strike price
KRW 684,000
(Cost $—)
(2) *
1 93

Artisan Partners Funds
Security
Acquisition Date
Cost
Value
Percentage of
Total Net Assets
Sberbank of Russia PJSC
9/16/2021 - 2/11/2022
$ 4,750
$ –
0.0%
Shares
Held Value
SHORT-TERM INVESTMENT - 3.2%
2
INVESTMENT COMPANY - 3.2%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class,
4.22%
(5)
(Cost $5,917)
5,917 $ 5,917
Total investments - 98.7%
(Cost $144,329) 181,830
Other assets less liabilities - 1.3% 2,431
Total net assets - 100.0%
#
$ 184,261
(1)
Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2025, the
value of these securities was $13,590 or 7.4% of net assets.
(2)
Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $93, or 0.1% of total net assets. See notes (2) and (3) in the accompanying notes.
(3)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(4)
Security is restricted.
(5)
Represents the current yield as of June 30, 2025.
PORTFOLIO DIVERSIFICATION
Dollar values in thousands
Value
Percentage of
Total Investments
Communication Services $ 7,473 4 .1%
Consumer Discretionary 6,001 3 .3
Consumer Staples 7,856 4 .3
Energy 340 0 .2
Financials 53,774 29 .6
Health Care 10,577 5 .8
Industrials 65,111 35 .8
Information Technology 5,312 2 .9
Materials 1,153 0 .6
Real Estate 2,984 1 .7
Utilities 15,332 8 .4
Short-Term Investment 5,917 3 .3
Total investments $ 181,830 100 .0%
TRADING CURRENCIES
Dollar values in thousands
Value
Percentage of
Total Investments
CAD $ 340 0 .2%
CHF 11,586 6 .4
CLP 1,242 0 .7
CNY 683 0 .4
DKK 1,864 1 .0
EUR 47,016 25 .8
GBP 33,573 18 .4
HKD 12,142 6 .7
JPY 5,041 2 .8
KRW 20,829 11 .5
RUB – 0 .0
SGD 155 0 .1
TWD 2,250 1 .2
USD 45,109 24 .8
Total investments $ 181,830 100 .0%
Definitions of abbreviations and footnotes are detailed on pages 1-2.
See notes to N-PORT Part F.

ARTISAN GLOBAL OPPORTUNITIES FUND
Schedule of Investments — June 30, 2025 (Unaudited)
Shares and dollar values in thousands

Artisan Partners Funds
Shares
Held Value
COMMON STOCKS - 95.3%
BELGIUM - 1 .0%
UCB SA 111 $ 21,741
CANADA - 2 .9%
Shopify, Inc., Class A
*
520 60,036
CHINA - 3 .7%
Tencent Holdings Ltd. 1,219 78,103
FRANCE - 0 .5%
L'Oreal SA 24 10,134
GERMANY - 1 .8%
adidas AG 162 37,761
HONG KONG - 1 .3%
Techtronic Industries Co. Ltd. 2,363 25,975
JAPAN - 1 .6%
Keyence Corp. 85 34,060
NETHERLANDS - 3 .5%
Argenx SE, ADR
*
133 73,457
SINGAPORE - 2 .2%
Sea Ltd., ADR
*
287 45,967
SWITZERLAND - 3 .7%
Lonza Group AG 110 78,128
TAIWAN - 1 .9%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR 174 39,443
UNITED KINGDOM - 15 .3%
3i Group plc 357 20,190
AstraZeneca plc 214 29,741
BAE Systems plc 2,897 75,014
London Stock Exchange Group plc 549 80,185
RELX plc 954 51,533
Sage Group plc (The) 1,564 26,853
Unilever plc 624 37,907
321,423
UNITED STATES - 55 .9%
Advanced Micro Devices, Inc.
*
260 36,952
Amazon.com, Inc.
*
348 76,256
Apple, Inc. 102 20,882
ARM Holdings plc, ADR
*
122 19,679
Atlassian Corp., Class A
*
244 49,643
Baker Hughes Co., Class A 1,178 45,183
Boston Scientific Corp.
*
892 95,818
Carrier Global Corp. 518 37,888
CBRE Group, Inc., Class A
*
263 36,910
Cencora, Inc. 96 28,677
Danaher Corp. 279 55,105
Eaton Corp. plc 120 42,990
GE Vernova, Inc. 118 62,243
Lam Research Corp. 358 34,854
Linde plc 91 42,533
Netflix, Inc.
*
95 127,057
Oracle Corp. 342 74,776
PayPal Holdings, Inc.
*
413 30,675
S&P Global, Inc. 62 32,699
Salesforce, Inc. 58 15,905
Shares
Held Value
UNITED STATES (continued)
Snowflake, Inc., Class A
*
301 $ 67,293
Starbucks Corp. 122 11,205
Vertex Pharmaceuticals, Inc.
*
68 30,328
West Pharmaceutical Services, Inc. 91 19,879
Williams Cos., Inc. (The) 511 32,127
Xylem, Inc. 245 31,654
Zoetis, Inc., Class A 78 12,131
1,171,342
Total common stocks
(
Cost
$1,454,569) 1,997,570
SHORT-TERM INVESTMENT - 3.4%
2
INVESTMENT COMPANY - 3.4%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class,
4.22%
(1)
(Cost $70,557)
70,557 70,557
Total investments - 98.7%
(Cost $1,525,126) 2,068,127
Other assets less liabilities - 1.3% 28,066
Total net assets - 100.0%
#
$ 2,096,193
(1)
Represents the current yield as of June 30, 2025.
PORTFOLIO DIVERSIFICATION
Dollar values in thousands
Value
Percentage of
Total Investments
Communication Services $ 251,127 12 .1%
Consumer Discretionary 125,222 6 .2
Consumer Staples 48,041 2 .3
Energy 77,310 3 .7
Financials 163,749 7 .9
Health Care 445,005 21 .5
Industrials 327,297 15 .8
Information Technology 480,376 23 .2
Materials 42,533 2 .1
Real Estate 36,910 1 .8
Short-Term Investment 70,557 3 .4
Total investments $ 2,068,127 100 .0%
TRADING CURRENCIES
Dollar values in thousands
Value
Percentage of
Total Investments
CHF $ 78,128 3 .8%
EUR 69,636 3 .4
GBP 321,423 15 .6
HKD 104,078 5 .0
JPY 34,060 1 .6
USD 1,460,802 70 .6
Total investments $ 2,068,127 100 .0%
Definitions of abbreviations and footnotes are detailed on pages 1-2.
See notes to N-PORT Part F.

ARTISAN GLOBAL UNCONSTRAINED FUND
Consolidated Schedule of Investments — June 30, 2025 (Unaudited)
Principal amount, shares and dollar values in thousands and reported in USD unless otherwise stated

Artisan Partners Funds
Principal
Amount Value
SOVEREIGN GOVERNMENT BONDS - 44.9%
ALBANIA - 1.8%
Albanian Government Bond
4.21%, 1/15/2026 ALL 23,100 $ 279
5.00%, 2/24/2026 ALL 16,200 197
2.85%, 4/11/2027 ALL 68,700 820
4.30%, 7/10/2027 ALL 14,800 182
6.00%, 2/13/2028 ALL 12,500 162
5.25%, 1/26/2029 ALL 21,500 277
5.63%, 11/8/2030 ALL 26,000 347
4.05%, 2/7/2032 ALL 133,370 1,647
Republic of Albania
3.50%, 6/16/2027
(1)
EUR 600 711
5.90%, 6/9/2028
(1)
EUR 2,020 2,525
7,147
ARGENTINA - 2.3%
Argentine Republic
0.75%, 7/9/2030
(2)
1,390 1,112
0.13%, 7/9/2030 EUR 1,852 1,719
3.88%, 7/9/2035
(2)
EUR 4,722 3,697
4.25%, 1/9/2038
(2)
EUR 44 36
3.00%, 7/9/2041
(2)
EUR 2,301 1,648
3.50%, 7/9/2041
(2)
821 509
8,721
BAHAMAS - 5.2%
Commonwealth of the Bahamas
9.00%, 6/16/2029
(1)
1,462 1,555
6.95%, 11/20/2029
(1)
404 404
8.95%, 10/15/2032
(1)
10,217 10,960
8.25%, 6/24/2036
(1)
7,000 7,119
20,038
BENIN - 3.2%
Benin Government Bond
4.88%, 1/19/2032
(1)
EUR 1,664 1,789
4.95%, 1/22/2035
(1)
EUR 6,106 6,159
6.88%, 1/19/2052
(1)
EUR 4,498 4,430
12,378
CAMEROON - 0.3%
Republic of Cameroon
9.50%, 11/19/2025
(1)
583 581
5.95%, 7/7/2032
(1)
EUR 511 473
1,054
DOMINICAN REPUBLIC - 0.0%
^
Dominican Republic Government Bond, GDN
6.50%, 11/27/2026
(1)
DOP 1,230 20
EGYPT - 0.9%
Arab Republic of Egypt
8.63%, 2/4/2030
(1)
2,300 2,328
6.38%, 4/11/2031
(1)
EUR 1,201 1,314
3,642
EL SALVADOR - 0.3%
Republic of El Salvador
0.25%, 4/17/2030 IO
(1)
40,240 905
0.25%, 4/17/2030 IO
(3)
3,105 70
975
Principal
Amount Value
GEORGIA - 0.6%
Republic of Georgia
2.75%, 4/22/2026
(1)
2,409 $ 2,345
GHANA - 1.0%
Republic of Ghana
Zero Coupon, 7/3/2026
(1)(4)
4,073 3,958
GUATEMALA - 0.6%
Republic of Guatemala
4.50%, 5/3/2026
(1)
2,450 2,431
HUNGARY - 0.4%
Magyar Export-Import Bank Zrt.
6.13%, 12/4/2027
(1)
1,500 1,536
ICELAND - 3.5%
Republic of Iceland
6.75%, 10/15/2026 ISK 428,443 3,508
8.00%, 4/15/2027 ISK 158,000 1,316
7.00%, 9/17/2035 ISK 1,051,600 8,677
13,501
INDIA - 0.7%
Asian Infrastructure Investment Bank (The)
7.00%, 3/1/2029
(1)
INR 80,000 946
International Bank for Reconstruction & Development
6.50%, 4/17/2030 INR 63,000 733
Republic of India
7.54%, 5/23/2036 INR 88,000 1,103
2,782
INDONESIA - 1.8%
Republic of Indonesia
7.00%, 5/15/2027 IDR 2,480,000 155
6.88%, 4/15/2029 IDR 15,900,000 1,000
6.50%, 7/15/2030 IDR 32,800,000 2,037
7.50%, 8/15/2032 IDR 19,200,000 1,242
8.38%, 3/15/2034 IDR 30,755,000 2,106
7.13%, 6/15/2042 IDR 6,672,000 416
6,956
IRAQ - 3.4%
Republic of Iraq
5.80%, 1/15/2028
(1)
13,182 13,068
KENYA - 0.1%
Republic of Kenya
7.00%, 5/22/2027
(1)
533 536
9.75%, 2/16/2031
(1)
5 5
541
MONTENEGRO - 0.2%
Republic of Montenegro
7.25%, 3/12/2031
(1)
800 830
NAMIBIA - 0.1%
Republic of Namibia
5.25%, 10/29/2025
(1)
500 496
NIGERIA - 2.5%
Federal Republic of Nigeria
7.63%, 11/21/2025
(1)
2,040 2,058
6.13%, 9/28/2028
(1)
7,790 7,462
9,520

Artisan Partners Funds
Principal
Amount Value
PAKISTAN - 1.0%
Islamic Republic of Pakistan
6.88%, 12/5/2027
(1)
3,275 $ 3,100
7.38%, 4/8/2031
(1)
825 735
3,835
PAPUA NEW GUINEA - 1.4%
Papua New Guinea Government International Bond
8.38%, 10/4/2028
(1)
5,390 5,520
PERU - 5.3%
Bonos de la Tesoreria
6.95%, 8/12/2031 PEN 66,900 20,502
RWANDA - 0.9%
Republic of Rwanda
5.50%, 8/9/2031
(1)
4,080 3,489
SERBIA - 0.4%
Republic of Serbia
3.13%, 5/15/2027
(1)
EUR 1,400 1,645
TAJIKISTAN - 1.9%
Republic of Tajikistan
7.13%, 9/14/2027
(1)
7,288 7,223
TRINIDAD AND TOBAGO - 0.6%
Republic of Trinidad and Tobago
4.50%, 8/4/2026
(1)
2,400 2,376
UKRAINE - 1.3%
Ukraine Government Bond
1.75%, 2/1/2029
(1)(2)
2,160 1,326
1.75%, 2/1/2035
(1)(2)
2,135 1,080
0.00%, 2/1/2035
(1)(2)
3,583 1,671
0.00%, 2/1/2036
(1)(2)
2,097 995
5,072
UZBEKISTAN - 1.4%
Republic of Uzbekistan International Bond
5.38%, 5/29/2027
(1)
EUR 2,193 2,650
15.50%, 2/25/2028
(1)
UZS 32,500,000 2,584
5,234
ZAMBIA - 1.8%
Republic of Zambia
5.75%, 6/30/2033
(1)(2)
7,532 6,934
Total Sovereign government bonds
(
Cost
$166,339) 173,769
CORPORATE BONDS - 17.1%
ANGOLA - 0 .2%
Azule Energy Finance plc
8.13%, 1/23/2030
(1)
904 896
ARGENTINA - 0 .7%
MSU Energy SA
9.75%, 12/5/2030
(1)
3,144 2,881
BRAZIL - 2 .6%
Constellation Oil Services Holding SA
9.38%, 11/7/2029
(1)
600 611
MC Brazil Downstream Trading SARL
7.25%, 6/30/2031
(1)
2,964 2,347
Oceanica Lux
13.00%, 10/2/2029
(1)
1,400 1,327
OHI Group SA
13.00%, 7/22/2029
(1)
2,260 2,355
Principal
Amount Value
BRAZIL (continued)
Trident Energy Finance plc
12.50%, 11/30/2029
(1)
3,310 $ 3,324
Unigel Luxembourg SA
13.50% Cash, or 15.00% PIK, 12/31/2027
(1)
90 73
11.00% Cash, or 12.00% PIK, 12/31/2028
(1)
226 63
10,100
CAMEROON - 0 .3%
Golar LNG Ltd.
7.75%, 9/19/2029
(1)
1,000 1,009
COLOMBIA - 0 .9%
Canacol Energy Ltd.
5.75%, 11/24/2028
(1)
2,294 794
Gran Tierra Energy, Inc.
9.50%, 10/15/2029
(1)
3,540 2,697
3,491
CZECH REPUBLIC - 0 .5%
Energo-Pro A/S
8.00%, 5/27/2030
(1)
EUR 1,631 1,987
DOMINICAN REPUBLIC - 0 .8%
Banco Central de la Republica Dominicana, GDN
12.00%, 10/3/2025
(1)
DOP 22,700 381
13.00%, 12/5/2025
(1)
DOP 113,420 1,903
9.00%, 12/11/2026
(1)
DOP 56,550 930
3,214
GUATEMALA - 0 .9%
Energuate Trust
5.88%, 5/3/2027
(1)
1,600 1,592
Investment Energy Resources Ltd.
6.25%, 4/26/2029
(1)
1,750 1,717
3,309
INDIA - 0 .5%
Biocon Biologics Global plc
6.67%, 10/9/2029
(1)
1,900 1,806
JAMAICA - 0 .6%
Digicel Intermediate Holdings Ltd.
12.00% Cash and 2.25% PIK, 5/25/2027 2,258 2,276
MOLDOVA, REPUBLIC OF - 0 .3%
Aragvi Finance International DAC
11.13%, 11/20/2029
(1)
1,035 1,045
NETHERLANDS - 0 .2%
Cie Maritime Monegasque Osv BV
14.00%, 3/28/2029 1,000 960
Unigel Netherlands Holding Corp.
BV
15.00% Cash, or 15.00% PIK, 12/31/2044
(1)
223 —
960
NIGERIA - 0 .6%
SEPLAT Energy plc
9.13%, 3/21/2030
(1)
2,453 2,441
NORWAY - 0 .1%
Panoro Energy ASA
10.25%, 12/11/2029 212 213
PARAGUAY - 0 .2%
Frigorifico Concepcion SA
7.70%, 7/21/2028
(1)(5)
880 685
PERU - 0 .1%
Cia de Minas Buenaventura SAA
6.80%, 2/4/2032
(1)
272 277

Artisan Partners Funds
Principal
Amount Value
SINGAPORE - 0 .3%
Yinson Production Financial Services Pte. Ltd.
9.63%, 5/3/2029
(1)
1,150 $ 1,196
SWAZILAND - 0 .5%
Central Bank of Eswatini
11.88%, 5/8/2027 ZAR 31,000 1,788
TURKEY - 1 .5%
ICA ICTAS Altyapi Yavuz Sultan Selim Koprusu ve Kuzey Cevre
Otoyolu Yatirim ve I
7.54%, 10/31/2027
(1)
2,630 2,645
Limak Iskenderun Uluslararasi Liman Isletmeciligi A/S
9.50%, 7/10/2036
(1)
3,349 3,310
5,955
UNITED ARAB EMIRATES - 0 .2%
Pearl Petroleum Co. Ltd.
13.00%, 5/15/2028
(1)
600 635
UNITED KINGDOM - 1 .6%
ACG Holdco 1 Ltd.
14.75%, 1/13/2029 3,300 3,408
Galileo Global Technologies Ltd.
13.75%, 3/4/2028
(1)
625 625
Salmon Group Ltd.
15.00%, 5/5/2028 2,200 2,101
6,134
URUGUAY - 1 .0%
Navios South American Logistics, Inc.
8.88%, 7/14/2030
(1)(6)
4,000 4,000
UZBEKISTAN - 2 .5%
TBC Bank JSCB
22.00%, 6/5/2028
(6)(7)
UZS 92,000,000 7,337
Uzbek Industrial and Construction Bank ATB
21.00%, 7/24/2027
(1)
UZS 28,220,000 2,306
9,643
Total corporate bonds
(
Cost
$65,741) 65,941
Shares
Held
COMMON STOCKS - 4.7%
AUSTRALIA - 0 .1%
OceanaGold Corp. 26 374
Resolute Mining Ltd.
*
100 40
414
CANADA - 1 .3%
Allied Gold Corp.
*
73 976
Asante Gold Corp.
*
50 56
B2Gold Corp. 153 554
Centerra Gold, Inc. 44 319
G Mining Ventures Corp. 60 782
Galiano Gold, Inc.
*
30 38
K92 Mining, Inc.
*
32 359
Meren Energy, Inc. 545 668
New Gold, Inc.
*
75 370
Torex Gold Resources, Inc.
*
24 780
4,902
COLOMBIA - 1 .9%
Aris Mining Corp.
*
1,108 7,444
GEORGIA - 0 .6%
Georgia Capital plc
*
55 1,454
Lion Finance Group plc 2 194
TBC Bank Group plc 12 783
2,431
Shares
Held Value
IVORY COAST - 0 .2%
Endeavour Mining plc 20 $ 603
NETHERLANDS - 0 .0%
Stichting Administratiekantoor Unigel Creditors, ADR
(6)(7) *
1 —
NORWAY - 0 .1%
Panoro Energy ASA
*
150 338
PERU - 0 .0%
^
Hochschild Mining plc 20 70
UNITED STATES - 0 .4%
Aura Minerals, Inc. 54 1,428
VIRGIN ISLANDS, BRITISH - 0 .1%
ACG Metals Ltd., Class A
*
60 453
Total common stocks
(
Cost $12,402
) 18,083
Principal
Amount
BANK LOANS - 4.2%
COTE D'IVOIRE - 2 .9%
Republic of Cote d'Ivoire First Lien Term Loan
(SOFR + 3.00%), 5.65%, 7/14/2025
(6)(7)(8)
EUR 3,650 4,299
(SOFR + 2.85%), 5.03%, 3/1/2032
(6)(7)(8)
EUR 5,710 6,765
11,064
PARAGUAY - 0 .2%
Frigorifico Concepcion SA First Lien Term Loan B
(SOFR + 5.50%), 9.81%, 12/8/2026
(6)(7)(8)
686 617
TANZANIA - 1 .1%
Tanzania (United Republic of) First Lien Term Loan
(SOFR + 5.20%), 9.46%, 2/6/2032
(6)(7)(8)
2,040 2,043
(SOFR + 5.45%), 9.58%, 5/20/2032
(6)(7)(8)
420 414
Tanzania (United Republic of) Term Loan
(SOFR + 5.45%), 9.68%, 3/6/2031
(6)(7)(8)
2,000 1,970
4,427
Total bank loans
(
Cost
$15,406) 16,108
Shares
Held
EXCHANGE TRADED FUND - 1.4%
Equity Fund - 1.4%
VanEck Junior Gold Miners ETF
(Cost $4,397) 82 5,569
CLOSED END FUND - 0.2%
BERMUDA - 0.2%
ASA Gold and Precious Metals Ltd. (Cost $591) 25 773
Principal
Amount
CONVERTIBLE BOND - 0.1%
CANADA - 0 .1%
Lithium Argentina AG
1.75%, 1/15/2027 (Cost $355) 427 347

Artisan Partners Funds
No. of Warrants
‡
Value
WARRANT - 0.0%
^
United Kingdom - 0.0%
^
Salmon Group Ltd., expiring 5/5/2030, strike price
$0.000001
(Cost $106)
(6)
*
15 $ 110
Principal
Amount
SHORT-TERM INVESTMENTS - 27.9%
SOVEREIGN GOVERNMENT TREASURY BILLS - 14.5%
Arab Republic of Egypt
15.19%, 7/8/2025
(9)
EGP 20,900 420
22.18%, 7/15/2025
(9)
EGP 81,650 1,631
23.95%, 8/5/2025
(9)
EGP 94,300 1,857
27.36%, 8/19/2025
(9)
EGP 180,550 3,509
27.56%, 8/26/2025
(9)
EGP 95,300 1,842
27.70%, 9/2/2025
(9)
EGP 70,175 1,349
27.84%, 9/16/2025
(9)
EGP 176,175 3,352
27.64%, 9/30/2025
(9)
EGP 28,350 534
27.69%, 10/14/2025
(9)
EGP 10,800 202
27.69%, 10/28/2025
(9)
EGP 154,100 2,848
27.57%, 12/9/2025
(9)
EGP 54,900 986
27.46%, 12/30/2025
(9)
EGP 89,925 1,594
26.81%, 3/10/2026
(9)
EGP 65,000 1,105
25.77%, 4/28/2026
(9)
EGP 169,000 2,809
25.63%, 5/5/2026
(9)
EGP 26,075 432
Banco Central del Uruguay
9.08%, 7/7/2025
(9)
UYU 14,000 352
9.35%, 7/21/2025
(9)
UYU 29,500 740
9.33%, 9/3/2025
(9)
UYU 85,600 2,123
9.38%, 9/17/2025
(9)
UYU 25,600 633
9.15%, 10/1/2025
(9)
UYU 82,800 2,041
Nigeria OMO Bill
24.89%, 9/30/2025
(9)
NGN 2,769,483 1,696
25.03%, 10/7/2025
(9)
NGN 1,400,000 853
25.88%, 12/2/2025
(9)
NGN 1,698,012 996
22.50%, 12/9/2025
(9)
NGN 3,985,000 2,358
26.16%, 1/6/2026
(9)
NGN 509,176 292
22.17%, 1/20/2026
(9)
NGN 535,000 310
26.02%, 2/3/2026
(9)
NGN 4,589,000 2,585
20.26%, 2/10/2026
(9)
NGN 1,110,000 642
22.52%, 2/23/2026
(9)
NGN 1,450,000 808
22.85%, 2/25/2026
(9)
NGN 1,450,000 806
20.81%, 3/31/2026
(9)
NGN 550,000 310
Republic of Albania
2.84%, 2/26/2026
(9)
ALL 138,200 1,629
3.22%, 3/26/2026
(9)
ALL 79,600 933
2.69%, 4/16/2026
(9)
ALL 31,200 367
Republic of Iceland
6.88%, 7/16/2025
(9)
ISK 130,000 1,074
6.82%, 8/20/2025
(9)
ISK 475,214 3,899
7.43%, 9/17/2025
(9)
ISK 123,470 1,007
7.62%, 10/15/2025
(9)
ISK 200,000 1,620
7.67%, 11/19/2025
(9)
ISK 400,000 3,216
7.48%, 12/17/2025
(9)
ISK 45,400 363
Total sovereign government treasury bills
(
Cost
$54,809 ) 56,123
U.S. TREASURY OBLIGATIONS - 5.6%
U.S. Treasury Bills
3.63%, 7/8/2025
(9)
3,400 3,397
3.88%, 7/15/2025
(9)
6,550 6,539
3.98%, 7/22/2025
(9)
3,000 2,993
4.02%, 7/29/2025
(9)
2,180 2,173
Principal
Amount Value
U.S. Treasury Bills (continued)
4.16%, 8/7/2025
(9)
6,700 $ 6,671
Total U.S. treasury obligations
(
Cost
$21,773 ) 21,773
REPURCHASE AGREEMENTS - 5 .3%
JPMorgan Chase Bank, N.A., Dated 5/8/25, with an interest rate of 3.60% payable to the Fund, collateralized by Par USD 250
Republic of Costa Rica, 6.55% due 4/3/2034 and a market
value of $261
(10)
258 258
JPMorgan Chase Bank, N.A., Dated 5/8/25, with an interest rate of 3.70% payable to the Fund, collateralized by Par USD 500
Republic of Costa Rica, 6.55% due 4/3/2034 and a market
value of $523
(10)
515 515
JPMorgan Chase Bank, N.A., Dated 5/8/25, with an interest rate of 3.80% payable to the Fund, collateralized by Par USD 950
Republic of Paraguay, 2.74% due 1/29/2033 and a market
value of $811
(10)
802 802
JPMorgan Chase Bank, N.A., Dated 6/24/25, with an interest
rate of 4.00% payable to the Fund, collateralized by Par USD
2,000 State of Mongolia, 4.45% due 7/7/2031 and a
market value of $1,746
(10)
1,771 1,771
JPMorgan Chase Bank, N.A., Dated 6/24/25, with an interest
rate of 4.00% payable to the Fund, collateralized by Par USD
3,500 Dominican Republic Government Bond, 7.45% due
4/30/2044 and a market value of $3,666
(10)
3,662 3,662
Merrill Lynch International, Dated 5/14/25, with an interest rate of 3.90% payable to the Fund, collateralized by Par USD 900
Hudbay Minerals, Inc., 6.13% due 4/1/2029 and a market
value of $915
(10)
909 909
Merrill Lynch International, Dated 6/13/25, with an interest rate of 4.13% payable to the Fund, collateralized by Par USD 1,000
State of Mongolia, 4.45% due 7/7/2031 and a market value
of $873
(10)
890 890
Merrill Lynch International, Dated 6/20/25, with an interest rate of 1.80% payable to the Fund, collateralized by Par USD 3,680
Pegasus Hava Tasimaciligi A/S, 8.00% due 9/11/2031 and a
market value of $3,693
(10)
3,763 3,763
Morgan Stanley & Co International plc, Dated 1/9/25, with an interest rate of 3.85% payable to the Fund, collateralized by
Par USD 1,090 Hudbay Minerals, Inc., 6.13% due 4/1/2029
and a market value of $1,108
(10)
1,159 1,159
Morgan Stanley & Co International plc, Dated 10/8/24, with an interest rate of 3.95% payable to the Fund, collateralized by
Par USD 500 Republic of Paraguay, 2.74% due 1/29/2033
and a market value of $427
(10)
446 446
Morgan Stanley & Co International plc, Dated 10/8/24, with an interest rate of 4.10% payable to the Fund, collateralized by
Par USD 400 Republic of Costa Rica, 6.55% due 4/3/2034
and a market value of $418
(10)
447 447
Morgan Stanley & Co International plc, Dated 12/10/24, with
an interest rate of 3.75% payable to the Fund, collateralized by
Par USD 1,300 HTA Group Ltd., 7.50% due 6/4/2029 and a
market value of $1,335
(10)
1,392 1,392
Morgan Stanley & Co International plc, Dated 2/13/25, with
an interest rate of 3.95% payable to the Fund, collateralized by Par USD 600 Romania Government Bond, 4.00% due
2/14/2051 and a market value of $376
(10)
397 397
Morgan Stanley & Co International plc, Dated 2/18/25, with an interest rate of 3.75% payable to the Fund, collateralized by
Par USD 800 HTA Group Ltd., 7.50% due 6/4/2029 and a
market value of $822
(10)
865 865
Morgan Stanley & Co International plc, Dated 3/4/25, with an interest rate of 3.85% payable to the Fund, collateralized by
Par USD 600 Hudbay Minerals, Inc., 6.13% due 4/1/2029
and a market value of $610
(10)
643 643
Morgan Stanley & Co International plc, Dated 4/11/25, with an interest rate of 3.85% payable to the Fund, collateralized by
Par USD 900 Hudbay Minerals, Inc., 6.13% due 4/1/2029
and a market value of $915
(10)
872 872

Artisan Partners Funds
Principal
Amount Value
REPURCHASE AGREEMENTS (continued)
Morgan Stanley & Co International plc, Dated 6/17/25, with an interest rate of 4.05% payable to the Fund, collateralized by
Par USD 1,600 HTA Group Ltd., 7.50% due 6/4/2029 and a
market value of $1,643
(10)
1,640 $ 1,640
Total Repurchase Agreements
(Cost $20,431) 20,431
Shares
Held
INVESTMENT COMPANY - 2.5%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class,
4.22%
(11)
(Cost $9,715)
9,715 9,715
Total short-term investments
(
Cost
$106,728) 108,042
Total investments - 100.5%
  (Cost $372,065) 388,742
SECURITIES SOLD SHORT - (7.8)%
COMMON STOCK - (0.3)%
UNITED KINGDOM - (0.3)%
Ashmore Group plc
(Proceeds $(1,279)) (575) (1,236)
Principal
Amount
SOVEREIGN GOVERNMENT BONDS - (2.3)%
COSTA RICA - (0.3)%
Republic of Costa Rica
6.55%, 4/3/2034
(1)
(1,150) (1,203)
DOMINICAN REPUBLIC - (0.9)%
Dominican Republic Government Bond
7.45%, 4/30/2044
(1)
(3,500) (3,666)
MONGOLIA - (0.7)%
State of Mongolia
4.45%, 7/7/2031
(1)
(3,000) (2,619)
PARAGUAY - (0.3)%
Republic of Paraguay
2.74%, 1/29/2033
(1)
(1,450) (1,238)
ROMANIA - (0.1)%
Romania Government Bond
4.00%, 2/14/2051
(1)
(448) (281)
Total Sovereign government bonds
(
Proceeds
$(8,762)) (9,007)
Shares
Held
EXCHANGE TRADED FUND - (2.3)%
Equity Fund - (2.3)%
VanEck Gold Miners ETF
(Proceeds $(7,156)) (174) (9,043)
Principal
Amount
CORPORATE BONDS - (2.9)%
CANADA - ( 0 .9 ) %
Hudbay Minerals, Inc.
6.13%, 4/1/2029
(3)
(3,490) (3,549)
Principal
Amount Value
TANZANIA - ( 1 .0 ) %
HTA Group Ltd.
7.50%, 6/4/2029
(1)
(3,700) $ (3,800)
TURKEY - ( 1 .0 ) %
Pegasus Hava Tasimaciligi A/S
8.00%, 9/11/2031
(1)
(3,680) (3,693)
Total corporate bonds
(
Proceeds
$(10,908)) (11,042)
Total securities sold short
  (Proceeds $(28,105)) (30,328)
Total investments after securities sold short - 92.7%
(Cost $343,960) 358,414
REVERSE REPURCHASE AGREEMENT -  (0.1)%
(Proceeds $(200)) (200)
Other assets less liabilities - 7.4% 28,626
Total net assets - 100.0%
#
$ 386,840
(1)
Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2025, the
value of these securities was $149,630 or 38.7% of net assets.
(2)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future upon a contingent  predetermined trigger.  The interest rate shown was the current rate as of June 30, 2025.
(3)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. May be resold in transactions exempt from registration, normally to qualified institutional buyers.
(4)
Debt security that pays no cash income but is sold at a discount from its value at maturity.
(5)
All or a position of the security has been pledge as collateral in connection with outstanding reverse repurchase agreements.
(6)
Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $27,555, or 7.1% of total net assets. See notes (2) and (3) in the accompanying notes.
(7)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(8)
Variable or floating rate security, linked to the referenced benchmark. Interest rates reset periodically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. The interest rate shown is the rate in effect as of June 30, 2025.
(9)
Yield to maturity.
(10)
Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.
(11)
Represents the current yield as of June 30, 2025.
PORTFOLIO DIVERSIFICATION
*
Dollar values in thousands
Value
Percentage of
Total Investments
Communication Services $ 2,276 0 .6%
Consumer Staples 2,347 0 .7
Energy 25,317 7 .1
Financials 33,542 9 .3
Health Care 1,806 0 .5
Industrials 2,462 0 .7
Investment Funds (3,474) - 1 .0
Materials 15,265 4 .3
Mutual Funds 773 0 .2
Sovereign Government Securities 164,762 46 .0
Utilities 5,296 1 .5
Short-Term Investments 108,042 30 .1
Total investments $ 358,414 100 .0%
*
Portfolio diversification is net of positions held short.

Artisan Partners Funds
TRADING CURRENCIES
Dollar values in thousands
Value
Percentage of
Total Investments
ALL $ 6,840 1 .9%
AUD 40 0 .0
CAD 5,921 1 .7
DOP 3,234 0 .9
EGP 24,470 6 .8
EUR 41,847 11 .7
GBP 2,321 0 .6
IDR 6,956 1 .9
INR 2,782 0 .8
ISK 24,680 6 .9
NGN 11,656 3 .3
NOK 338 0 .1
PEN 20,502 5 .7
USD 186,923 52 .2
UYU 5,889 1 .6
UZS 12,227 3 .4
ZAR 1,788 0 .5
Total investments $ 358,414 100 .0%
FOREIGN CURRENCY FORWARD CONTRACTS
Values in thousands
Currenc y Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
($)
BRL
**
69,580 USD 12,355 JPM 7/2/2025 452
BRL
**
1,815 USD 326 SCB 7/2/2025 8
EUR 165 PLN 700 SCB 7/2/2025 —
^
HUF 2,790,800 EUR 6,982 SCB 7/2/2025 2
PLN 26,900 EUR 6,312 SCB 7/2/2025 28
TRY 249,785 USD 6,166 SCB 7/8/2025 76
USD 1,177 KWD 359 SCB 7/8/2025 2
EUR 770 USD 904 SCB 7/10/2025 4
USD 11,014 HKD 85,500 SCB 7/10/2025 112
TWD
**
46,241 USD 1,593 JPM 7/18/2025 1
TWD
**
178,395 USD 6,135 SCB 7/18/2025 13
USD 3,833 COP
**
15,697,359 JPM 8/1/2025 7
BRL
**
64,218 USD 11,589 JPM 8/4/2025 131
EUR 6,955 HUF 2,790,800 SCB 8/4/2025 1
GTQ
**
8,550 USD 1,081 CITI 9/3/2025 31
USD 1,697 PEN
**
6,014 JPM 9/4/2025 2
USD 895 KWD 270 SCB 9/16/2025 11
EUR 1,149 USD 1,348 SCB 9/17/2025 13
TWD
**
110,045 USD 3,849 JPM 9/22/2025 8
TRY 58,253 USD 1,308 SCB 10/9/2025 31
TWD
**
165,800 USD 5,753 JPM 10/14/2025 82
ARS
**
1,098,900 USD 795 CITI 10/21/2025 33
UZS
**
53,700,000 USD 3,966 ICBCSB 11/12/2025 117
UZS
**
20,143,898 USD 1,488 SCB 11/13/2025 43
UZS
**
18,999,101 USD 1,393 DB 11/17/2025 49
USD 932 KWD 280 SCB 12/16/2025 15
TRY 28,000 USD 579 SCB 12/18/2025 28
USD 1,191 KWD 359 SCB 12/22/2025 16
UZS
**
14,500,000 USD 1,003 JPM 1/7/2026 81
TJS
**
6,723 USD 579 ICBCSB 4/6/2026 65
Total unrealized appreciation 1,462
COP
**
15,697,359 USD 3,850 JPM 7/1/2025 (8)
USD 3,750 COP
**
15,697,359 JPM 7/1/2025 (92)
EUR 6,885 HUF 2,790,800 SCB 7/2/2025 (116)
EUR 6,123 PLN 26,200 SCB 7/2/2025 (56)
IDR
**
92,052,542 USD 5,686 JPM 7/2/2025 (16)
USD 7,152 BRL
**
39,579 JPM 7/2/2025 (133)
USD 5,814 BRL
**
32,039 SCB 7/2/2025 (83)
USD 5,656 IDR
**
92,052,542 JPM 7/2/2025 (14)
PEN
**
6,014 USD 1,700 JPM 7/3/2025 (2)
USD 1,657 PEN
**
6,014 JPM 7/3/2025 (41)
FOREIGN CURRENCY FORWARD CONTRACTS (continued)
Values in thousands
Currency Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
($)
USD 163 EGP
**
8,400 SCB 7/7/2025 (7)
USD 690 TRY 27,752 SCB 7/8/2025 (4)
HKD 85,500 USD 10,916 SCB 7/10/2025 (14)
USD 902 EUR 770 SCB 7/10/2025 (6)
USD 1,242 IDR
**
20,300,907 JPM 7/10/2025 (8)
KZT
**
891,048 USD 1,730 SG 7/14/2025 (21)
USD 878 GEL
**
2,600 CITI 7/14/2025 (76)
USD 854 THB 28,900 SCB 7/14/2025 (36)
KZT
**
535,668 USD 1,035 SG 7/15/2025 (8)
TWD
**
7,367 USD 254 JPM 7/18/2025 ( — )
^
USD 12,005 CNH 85,980 SCB 7/18/2025 (22)
USD 7,992 TWD
**
232,003 SCB 7/18/2025 (3)
USD 5,315 KWD 1,631 SCB 7/21/2025 (26)
USD 11,592 PEN
**
42,552 JPM 7/21/2025 (414)
USD 2,881 INR
**
249,904 JPM 7/28/2025 (31)
USD 8,868 ZAR 158,137 JPM 7/28/2025 (45)
KZT
**
696,432 USD 1,336 DB 7/29/2025 (6)
USD 3,811 CLP
**
3,574,000 JPM 7/30/2025 (25)
PLN 700 EUR 165 SCB 8/4/2025 ( — )
^
USD 5,679 IDR
**
92,052,542 JPM 8/4/2025 (13)
USD 4,741 KWD 1,450 SCB 8/5/2025 (7)
USD 3,486 THB 113,520 SCB 8/13/2025 (17)
KZT
**
334,362 USD 636 ICBCSB 8/15/2025 (1)
KZT
**
529,759 USD 1,014 JPM 8/15/2025 (8)
USD 7,337 PEN
**
26,515 JPM 8/18/2025 (138)
USD 4,631 KWD 1,420 SCB 8/19/2025 (20)
KZT
**
696,432 USD 1,323 DB 8/29/2025 (6)
TRY 280,200 USD 6,664 SCB 9/2/2025 (16)
USD 1,664 UZS
**
22,000,000 JPM 9/4/2025 (41)
TRY 68,300 USD 1,617 SCB 9/10/2025 (8)
USD 76,985 EUR 66,013 SCB 9/17/2025 (1,181)
UZS
**
12,500,000 USD 967 DB 9/18/2025 (2)
USD 3,373 TWD
**
110,045 JPM 9/22/2025 (483)
KZT
**
799,913 USD 1,502 DB 9/26/2025 (2)
USD 629 GEL
**
1,800 ICBCSB 9/29/2025 (28)
USD 81 NGN
**
130,518 JPM 10/2/2025 (1)
USD 5,101 TWD
**
165,800 JPM 10/14/2025 (734)
ARS
**
2,981,800 USD 2,385 CITI 10/21/2025 (138)
ARS
**
1,110,200 USD 860 JPM 10/21/2025 (23)
USD 3,785 GEL
**
10,700 ICBCSB 11/3/2025 (103)
USD 1,268 THB 41,200 SCB 11/7/2025 (12)
USD 3,482 GEL
**
9,750 CITI 11/10/2025 (60)
USD 4,048 KWD 1,240 SCB 11/19/2025 (12)
USD 4,154 CNH 30,000 SCB 1/12/2026 (99)
USD 7,202 CNH 51,850 SCB 1/20/2026 (152)
AZN
**
1,600 USD 907 SCB 6/3/2026 (6)
USD 1,815 BWP 26,000 SCB 6/8/2026 (70)
Total unrealized depreciation (4,694)
Net unrealized depreciation (3,232)
**
Non-deliverable.

Artisan Partners Funds
FUTURES CONTRACTS
Values in thousands
Description
No. of
Contracts Expiration Date
Trading
Currency
Notional
Amount
($)
Notional
Value
( $ )
Unrealized
Appreciation /
(Depreciation)
( $ )
Long Positions Contracts
100 oz Gold 3 8/27/2025 USD –
^
992 (6)
U.S. Treasury 2 Year Note 17 9/30/2025 USD 3,400 3,536 12
U.S. Treasury Long Bond 28 9/19/2025 USD 2,800 3,233 84
U.S. Treasury Ultra Bond 2 9/19/2025 USD 200 238 8
98
Short Positions Contracts
Euro-Bobl (101) 9/8/2025 EUR (10,100) (14,001) 35
Euro-BTP (11) 9/8/2025 EUR (1,100) (1,568) (3)
Euro-Bund (45) 9/8/2025 EUR (4,500) (6,899) 38
Euro-Buxl (10) 9/8/2025 EUR (1,000) (1,399) 23
Euro-OAT (13) 9/8/2025 EUR (1,300) (1,896) 12
Euro-Schatz (72) 9/8/2025 EUR (7,200) (9,096) 5
S&P 500 E-Mini Index (29) 9/19/2025 USD (1) (9,068) (239)
U.S. Treasury 5 Year Note (145) 9/30/2025 USD (14,500) (15,805) (121)
U.S. Treasury 10 Year Note (205) 9/19/2025 USD (20,500) (22,986) (338)
(588)
Net unrealized depreciation (490)

Artisan Partners Funds
CENTRALLY CLEARED CREDIT DEFAULT SWAPS - BUY PROTECTION
Notional amounts and values in thousands and reported in USD unless otherwise stated
Reference Entity
Financing Rate Paid
by the Fund
(%)
Frequency of Payments
Made/Received Termination Date
Notional
Amount
($)
Upfront Payments
(Receipts)
($)
Unrealized Appreciation
(Depreciation)
($)
Value
($)
Bank of China Ltd. 1.00 Quarterly 6/20/2029 550 (3) (8) (11)
Bank of China Ltd. 1.00 Quarterly 12/20/2029 780 (15) (1) (16)
Bank of China Ltd. 1.00 Quarterly 6/20/2030 450 (10) —
^
(10)
Export-Import Bank of
China (The) 1.00 Quarterly 6/20/2029 550 (5) (7) (12)
Export-Import Bank of
China (The) 1.00 Quarterly 12/20/2029 780 (15) (2) (17)
Export-Import Bank of
China (The) 1.00 Quarterly 6/20/2030 450 (10) (—)
^
(10)
French Republic 0.25 Quarterly 6/20/2034 12,430 293 42 335
French Republic 0.25 Quarterly 12/20/2034 5,620 174 (6) 168
Hungary 1.00 Quarterly 6/20/2027 965 17 (23) (6)
Hungary 1.00 Quarterly 6/20/2028 300 6 (7) (1)
Hungary 1.00 Quarterly 12/20/2028 1,600 18 (18) —
^
Hungary 1.00 Quarterly 6/20/2029 6,550 28 (9) 19
Hungary 1.00 Quarterly 12/20/2029 1,267 7 2 9
Hungary 1.00 Quarterly 6/20/2030 6,084 69 1 70
Kingdom of Saudi Arabia 1.00 Quarterly 6/20/2029 6,700 (102) (7) (109)
Kingdom of Saudi Arabia 1.00 Quarterly 6/20/2032 1,070 (9) (—)
^
(9)
Kingdom of Saudi Arabia 1.00 Quarterly 6/20/2033 2,220 (23) 15 (8)
Kingdom of Saudi Arabia 1.00 Quarterly 12/20/2033 8,085 (48) 39 (9)
Kingdom of Saudi Arabia 1.00 Quarterly 12/20/2034 23,980 49 36 85
Kingdom of Saudi Arabia 1.00 Quarterly 6/20/2035 4,100 20 4 24
Kingdom of Spain 1.00 Quarterly 6/20/2032 570 (8) (12) (20)
Kingdom of Spain 1.00 Quarterly 6/20/2033 1,170 (20) (22) (42)
Kingdom of Spain 1.00 Quarterly 12/20/2033 915 (18) (14) (32)
Kingdom of Spain 1.00 Quarterly 12/20/2034 4,270 (122) (22) (144)
Malaysia 1.00 Quarterly 12/20/2027 500 (4) (5) (9)
Malaysia 1.00 Quarterly 6/20/2028 1,290 (17) (9) (26)
Markit CDX North
American Emerging
Markets Index Series
42-V1 1.00 Quarterly 12/20/2029 6,640 142 (43) 99
Markit CDX North
American High Yield
Index Series 43-V1 5.00 Quarterly 12/20/2029 7,140 (537) 2 (535)
Markit CDX North
American High Yield
Index Series 44-V1 5.00 Quarterly 6/20/2030 6,950 (498) (35) (533)
Occidental Petroleum
Corp. 1.00 Quarterly 6/20/2030 3,600 14 (23) (9)
Penerbangan Malaysia
Bhd. 1.00 Quarterly 12/20/2028 650 (13) (1) (14)
Penerbangan Malaysia
Bhd. 1.00 Quarterly 12/20/2029 5,315 (117) (11) (128)
Petrobras Global Finance
BV 1.00 Quarterly 12/20/2027 390 15 (17) (2)
Republic of Chile 1.00 Quarterly 6/20/2028 750 (4) (11) (15)
Republic of Chile 1.00 Quarterly 12/20/2028 4,410 (69) (23) (92)
Republic of Chile 1.00 Quarterly 6/20/2032 950 39 (53) (14)
Republic of Chile 1.00 Quarterly 12/20/2034 1,250 2 (5) (3)
Republic of Indonesia 1.00 Quarterly 12/20/2027 690 2 (11) (9)
Republic of Indonesia 1.00 Quarterly 6/20/2028 2,050 (12) (18) (30)
Republic of Indonesia 1.00 Quarterly 12/20/2028 5,520 (52) (25) (77)
Republic of Indonesia 1.00 Quarterly 12/20/2029 17,600 (110) (99) (209)
Republic of Italy 1.00 Quarterly 6/20/2034 4,815 38 (81) (43)
Republic of Italy 1.00 Quarterly 12/20/2034 4,500 9 (37) (28)
Republic of Kazakhstan 1.00 Quarterly 6/20/2028 2,085 28 (46) (18)
Republic of Kazakhstan 1.00 Quarterly 6/20/2029 325 (1) (—)
^
(1)
Republic of Panama 1.00 Quarterly 12/20/2033 4,300 467 16 483
Republic of Peru 1.00 Quarterly 6/20/2028 280 (1) (3) (4)
Republic of Peru 1.00 Quarterly 12/20/2028 3,560 (39) (10) (49)

Artisan Partners Funds
CENTRALLY CLEARED CREDIT DEFAULT SWAPS - BUY PROTECTION (continued)
Notional amounts and values in thousands and reported in USD unless otherwise stated
Reference Entity
Financing Rate Paid
by the Fund
(%)
Frequency of Payments
Made/Received Termination Date
Notional
Amount
($)
Upfront Payments
(Receipts)
($)
Unrealized Appreciation
(Depreciation)
($)
Value
($)
Republic of Peru 1.00 Quarterly 6/20/2032 300 11 (10) 1
Republic of Peru 1.00 Quarterly 12/20/2032 2,210 49 (30) 19
Republic of Poland 1.00 Quarterly 6/20/2027 325 1 (5) (4)
Republic of Poland 1.00 Quarterly 12/20/2027 160 2 (4) (2)
Republic of Poland 1.00 Quarterly 6/20/2028 1,110 (7) (10) (17)
Republic of Poland 1.00 Quarterly 12/20/2028 1,100 (12) (5) (17)
Republic of Poland 1.00 Quarterly 6/20/2029 3,540 (49) (6) (55)
Republic of Poland 1.00 Quarterly 12/20/2029 1,200 (18) —
^
(18)
Republic of South Africa 1.00 Quarterly 6/20/2028 600 27 (24) 3
Republic of South Africa 1.00 Quarterly 6/20/2029 9,850 393 (210) 183
Republic of South Africa 1.00 Quarterly 12/20/2029 32,770 1,340 (411) 929
Republic of South Africa 1.00 Quarterly 6/20/2030 9,300 450 (99) 351
Republic of South Africa 1.00 Quarterly 6/20/2032 765 79 (17) 62
Republic of South Africa 1.00 Quarterly 12/20/2032 220 28 (8) 20
Republic of South Africa 1.00 Quarterly 6/20/2033 2,445 338 (90) 248
Republic of South Africa 1.00 Quarterly 12/20/2033 2,235 323 (75) 248
Republic of Turkiye (The) 1.00 Quarterly 6/20/2030 4,600 393 (27) 366
Republic of Turkiye (The) 1.00 Quarterly 6/20/2034 10,380 1,659 85 1,744
Republic of Turkiye (The) 1.00 Quarterly 6/20/2035 9,300 1,771 (57) 1,714
State of Qatar 1.00 Quarterly 6/20/2029 5,900 (111) (51) (162)
State of Qatar 1.00 Quarterly 6/20/2030 13,000 (332) (60) (392)
State of Qatar 1.00 Quarterly 12/20/2032 200 (3) (3) (6)
State of Qatar 1.00 Quarterly 6/20/2033 1,500 (26) (21) (47)
State of Qatar 1.00 Quarterly 12/20/2034 7,255 (183) (40) (223)
State of Qatar 1.00 Quarterly 6/20/2035 3,000 (92) (—)
^
(92)
United Mexican States 1.00 Quarterly 12/20/2027 175 1 (3) (2)
United Mexican States 1.00 Quarterly 6/20/2028 2,960 5 (33) (28)
United Mexican States 1.00 Quarterly 12/20/2028 3,195 (14) (9) (23)
United Mexican States 1.00 Quarterly 6/20/2029 1,700 (4) (5) (9)
United Mexican States 1.00 Quarterly 6/20/2034 5,150 315 (52) 263
– – –
Total buy protection 5,889 (1,847) 4,042
CENTRALLY CLEARED CREDIT DEFAULT SWAPS - SELL PROTECTION
Notional amounts and values in thousands and reported in USD unless otherwise stated
Reference Entity
Financing Rate
Received by the
Fund
(%)
Frequency of Payment
Made/Received
Termination
Date
Implied Credit
Spread
(%)
Notional
Amount
***
($)
Upfront Payments
(Receipts)
($)
Unrealized Appreciation
(Depreciation)
($)
Value
($)
Federative Republic of Brazil 1.00 Quarterly 6/20/2026 0.52 2,050 6 4 10
Federative Republic of Brazil 1.00 Quarterly 12/20/2026 0.62 400 1 2 3
Republic of Colombia 1.00 Quarterly 6/20/2026 0.82 2,050 6 (2) 4
Republic of Colombia 1.00 Quarterly 12/20/2026 1.05 400 1 (1) —
^
Republic of South Africa 1.00 Quarterly 6/20/2026 0.52 3,200 3 12 15
Republic of Turkiye (The) 1.00 Quarterly 6/20/2027 1.86 7,867 (116) (8) (124)
Romania 1.00 Quarterly 6/20/2026 0.79 3,150 (3) 10 7
– – –
Total sell protection 19,117 (102) 17 (85)
*** If the Fund is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Fund could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At
June 30, 2025, such maximum potential amount for all open credit default swaps in which the Fund is the seller is equal to the notional amount.

Artisan Partners Funds
CENTRALLY CLEARED INTEREST RATE SWAPS
Notional amounts and values in thousands and reported in USD unless otherwise stated
Floating Rate Index (Frequency) Fixed Rate (%) (Frequency)
Fund Pays/
Receives
Floating
Rate Termination Date Notional Amount
Upfront Payments
(Receipts)
($)
Unrealized
Appreciation
(Depreciation)
($)
Value
($)
6 month PRIBOR semi-annually 3.89 annually Pay 1/14/2035 CZK 59,340 14 (1) 13
6 month BUBOR semi-annually 6.03 annually Receive 2/20/2033 HUF 160,000 1 9 10
6 month PRIBOR semi-annually 3.90 annually Pay 4/10/2034 CZK 13,000 (8) 13 5
4 week TIIE monthly 9.88 monthly Pay 12/24/2025 MXN 172,100 — 83 83
6 month PRIBOR semi-annually 3.95 annually Pay 12/1/2030 CZK 11,400 1 18 19
1 day MIBOR semi-annually 5.76 semi-annually Pay 4/9/2030 INR 25,000 — 1 1
1 day CDI at termination 14.44 at termination Pay 1/4/2027 BRL 177,700 58 111 169
1 day MIBOR semi-annually 6.07 semi-annually Pay 1/30/2027 INR 683,000 (2) 69 67
1 day MIBOR semi-annually 6.29 semi-annually Pay 11/4/2029 INR 198,600 20 36 56
1 day TONAR annually 0.92 annually Receive 1/5/2033 JPY 858,800 (32) 72 40
1 day MIBOR semi-annually 6.19 semi-annually Pay 5/26/2033 INR 45,100 — 13 13
– – –
Total positive value 52 424 476
6 month BUBOR semi-annually 7.07 annually Receive 1/14/2035 HUF 1,721,000 (61) (153) (214)
6 month BUBOR semi-annually 6.46 annually Receive 3/28/2034 HUF 48,000 — (—)
^
—
^
6 month BUBOR semi-annually 6.65 annually Receive 4/10/2034 HUF 41,000 — (2) (2)
6 month BUBOR semi-annually 7.25 annually Receive 5/13/2032 HUF 38,300 (9) 3 (6)
6 month BUBOR semi-annually 8.16 annually Receive 6/17/2032 HUF 174,000 8 (62) (54)
1 day THOR quarterly 1.98 quarterly Receive 2/3/2030 THB 50,600 (5) (46) (51)
1 day THOR quarterly 2.89 quarterly Receive 6/17/2032 THB 2,750 — (9) (9)
1 day THOR quarterly 2.95 quarterly Receive 10/2/2028 THB 23,260 — (41) (41)
1 day THOR quarterly 2.59 quarterly Receive 9/1/2032 THB 7,450 (1) (18) (19)
1 day THOR quarterly 2.99 quarterly Receive 9/26/2032 THB 5,300 — (18) (18)
1 day TIIEOIS monthly 8.96 monthly Receive 12/24/2025 MXN 166,000 (4) (47) (51)
1 day THOR quarterly 2.83 quarterly Receive 8/17/2033 THB 3,600 — (12) (12)
– – –
Total negative value (72) (405) (477)
Total (20) 19 (1)

Artisan Partners Funds
OTC CREDIT DEFAULT SWAPS - BUY PROTECTION
Notional amounts and values in thousands and reported in USD unless otherwise stated
Reference Entity
Financing Rate Paid
by the Fund (%)
Frequency of
Payments Made/
Received Counterparty
Termination
Date
Notional Amount
($)
Upfront Payments
(Receipts)
($)
Unrealized
Appreciation
(Depreciation)
($)
Value
($)
China Construction Bank
Corp. 1.00 Quarterly MS 6/20/2030 440 (11) —
^
(11)
China Construction Bank
Corp/London 1.00 Quarterly JPM 6/20/2029 550 (4) (9) (13)
China Construction Bank
Corp/London 1.00 Quarterly MS 6/20/2029 780 (16) (2) (18)
Industrial & Commercial
Bank of China Ltd. 1.00 Quarterly JPM 6/20/2029 450 (3) (7) (10)
Industrial & Commercial
Bank of China Ltd. 1.00 Quarterly MS 6/20/2029 890 (17) (3) (20)
Industrial & Commercial
Bank of China Ltd. 1.00 Quarterly MS 6/20/2030 440 (12) 1 (11)
— — —
Total (63) (20) (83)
OTC INTEREST RATE SWAPS
Values in thousands
Floating Rate Index
(Frequency)
Fixed Rate (%)
(Frequency)
Fund Pays/
Receives
Floating
Rate Counterparty
Termination
Date Notional Amount
Upfront Payments
(Receipts)
($)
Unrealized
Appreciation
(Depreciation)
($)
Value
($)
3 month KLIBOR quarterly 3.78 quarterly Receive GS 3/14/2033 MYR 2,210 6 (22) (16)
3 month KLIBOR quarterly 3.98 quarterly Receive GS 8/15/2033 MYR 1,550 1 (18) (17)
3 month KLIBOR quarterly 3.76 quarterly Receive JPM 2/13/2035 MYR 350 — (2) (2)
3 month KLIBOR quarterly 3.76 quarterly Receive JPM 2/13/2035 MYR 3,400 — (24) (24)
3 month KLIBOR quarterly 3.60 quarterly Receive JPM 11/1/2029 MYR 9,700 (4) (36) (40)
– – 0 0
Total 3 (102) (99)
REVERSE REPURCHASE AGREEMENT
Values in thousands
Counterparty
Interest Rate
(%) Trade Date Maturity Date
Face value
($)
Face Value
Including Accrued
Interest
($)
Type of Non Cash
Underlying Collateral
Remaining
Contractual Maturity
of Agreement
MS (3.50) 9/23/2024 Open
*
(200) (200) Corporate Bond Up to 25 Years
*
*
Reverse repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.
Definitions of abbreviations and footnotes are detailed on pages 1-2.
See notes to N-PORT Part F.

ARTISAN GLOBAL VALUE FUND
Schedule of Investments — June 30, 2025 (Unaudited)
Shares and dollar values in thousands

Artisan Partners Funds
Shares
Held Value
COMMON STOCKS - 94.2%
BELGIUM - 1.0%
Groupe Bruxelles Lambert NV 327 $ 27,808
FRANCE - 6.3%
Danone SA 1,384 113,054
Sodexo SA 429 26,370
TotalEnergies SE 616 37,811
177,235
GERMANY - 6.4%
Daimler Truck Holding AG 576 27,237
Heidelberg Materials AG 653 153,313
180,550
IRELAND - 1.0%
Ryanair Holdings plc 990 28,016
NETHERLANDS - 6.7%
Heineken NV 597 52,089
Koninklijke Philips NV 3,577 85,995
Universal Music Group NV 1,547 50,064
188,148
SOUTH KOREA - 3.5%
Samsung Electronics Co. Ltd. 2,227 98,699
SWITZERLAND - 5.0%
Cie Financiere Richemont SA 351 66,045
UBS Group AG 2,191 74,147
140,192
UNITED KINGDOM - 9.6%
BAE Systems plc 1,582 40,954
Compass Group plc 2,884 97,645
Diageo plc 1,221 30,645
Lloyds Banking Group plc 53,699 56,535
Reckitt Benckiser Group plc 621 42,265
268,044
UNITED STATES - 54.7%
Alphabet, Inc., Class A 690 121,652
American Express Co. 392 125,006
Aon plc, Class A 97 34,738
Bank of New York Mellon Corp. (The) 1,337 121,858
Berkshire Hathaway, Inc., Class B
*
209 101,511
Charles Schwab Corp. (The) 1,522 138,875
Citigroup, Inc. 979 83,328
Elevance Health, Inc. 311 121,147
Henry Schein, Inc.
*
522 38,154
IQVIA Holdings, Inc.
*
275 43,368
Lam Research Corp. 427 41,553
Marsh & McLennan Cos., Inc. 291 63,620
Meta Platforms, Inc., Class A 183 134,718
Novartis AG 990 119,963
PayPal Holdings, Inc.
*
478 35,520
Progressive Corp. (The) 332 88,643
Shell plc 2,655 93,051
Southwest Airlines Co. 899 29,158
1,535,863
Total common stocks
(
Cost
$1,535,044) 2,644,555
Shares
Held Value
SHORT-TERM INVESTMENT - 4.6%
2
INVESTMENT COMPANY - 4.6%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class,
4.22%
(1)
(Cost $128,277)
128,277 $ 128,277
Total investments - 98.8%
(Cost $1,663,321) 2,772,832
Other assets less liabilities - 1.2% 33,779
Total net assets - 100.0%
#
$ 2,806,611
(1)
Represents the current yield as of June 30, 2025.
PORTFOLIO DIVERSIFICATION
Dollar values in thousands
Value
Percentage of
Total Investments
Communication Services $ 306,434 11 .1%
Consumer Discretionary 190,060 6 .9
Consumer Staples 238,053 8 .6
Energy 130,862 4 .7
Financials 951,589 34 .3
Health Care 408,627 14 .7
Industrials 125,365 4 .5
Information Technology 140,252 5 .1
Materials 153,313 5 .5
Short-Term Investment 128,277 4 .6
Total investments $ 2,772,832 100 .0%
TRADING CURRENCIES
Dollar values in thousands
Value
Percentage of
Total Investments
CHF $ 260,155 9 .4%
EUR 601,757 21 .7
GBP 361,095 13 .0
KRW 98,699 3 .6
USD 1,451,126 52 .3
Total investments $ 2,772,832 100 .0%
FOREIGN CURRENCY FORWARD CONTRACTS
Values in thousands
Currenc y Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
($)
CNH 657,547 USD 91,884 JPM 12/17/2025 1,168
Total unrealized appreciation 1,168
USD 91,555 CNH 657,547 JPM 12/17/2025 (1,497)
Total unrealized depreciation (1,497)
Net unrealized depreciation (329)
Definitions of abbreviations and footnotes are detailed on pages 1-2.
See notes to N-PORT Part F.

ARTISAN HIGH INCOME FUND
Schedule of Investments — June 30, 2025 (Unaudited)
Principal amount, shares and values in thousands and reported in USD unless otherwise stated

Artisan Partners Funds
Principal
Amount Value
CORPORATE BONDS - 67.1%
BROADLINE RETAIL - 1 .6%
Nordstrom, Inc.
4.00%, 3/15/2027 14,636 $ 14,317
4.25%, 8/1/2031 21,278 18,693
4.38%, 4/1/2030 56,341 51,951
5.00%, 1/15/2044 98,226 68,086
153,047
BUILDING PRODUCTS - 1 .2%
JH North America Holdings, Inc.
5.88%, 1/31/2031
(1)
11,425 11,525
6.13%, 7/31/2032
(1)
11,425 11,614
Quikrete Holdings, Inc.
6.38%, 3/1/2032
(1)
58,446 60,101
6.75%, 3/1/2033
(1)
32,340 33,369
116,609
CAPITAL MARKETS - 0 .3%
Jane Street Group
6.13%, 11/1/2032
(1)
15,593 15,742
6.75%, 5/1/2033
(1)
15,222 15,651
31,393
CHEMICALS - 1 .6%
Methanex Corp.
5.13%, 10/15/2027
(2)
28,114 28,018
5.25%, 12/15/2029
(2)
91,452 90,344
5.65%, 12/1/2044
(2)
4,854 3,849
SK Invictus Intermediate II SARL
5.00%, 10/30/2029
(1)
35,487 34,365
156,576
COMMERCIAL SERVICES & SUPPLIES - 0 .3%
Veritiv Operating Co.
10.50%, 11/30/2030
(1)
29,753 32,207
CONSTRUCTION & ENGINEERING - 0 .3%
Signature Aviation US Holdings, Inc.
4.00%, 3/1/2028
(1)
32,372 28,244
CONSUMER FINANCE - 0 .1%
OneMain Finance Corp.
7.88%, 3/15/2030 8,312 8,832
CONTAINERS & PACKAGING - 1 .8%
Ardagh Metal Packaging Finance USA LLC
3.00%, 9/1/2029 EUR 8,242 8,695
3.25%, 9/1/2028
(1)
41,534 39,251
4.00%, 9/1/2029
(1)
60,304 55,050
6.00%, 6/15/2027
(1)
6,023 6,042
Canpack SA
3.88%, 11/15/2029
(1)(2)
3,536 3,315
Iris Holding, Inc.
10.00%, 12/15/2028
(1)
42,881 39,323
Toucan FinCo. Ltd.
9.50%, 5/15/2030
(1)(2)
30,485 31,162
182,838
DISTRIBUTORS - 0 .8%
American Builders & Contractors Supply Co., Inc.
3.88%, 11/15/2029
(1)
4,150 3,926
Principal
Amount Value
DISTRIBUTORS (continued)
Gates Corp.
6.88%, 7/1/2029
(1)
28,074 $ 29,151
Windsor Holdings III LLC
8.50%, 6/15/2030
(1)
43,264 46,363
79,440
DIVERSIFIED CONSUMER SERVICES - 0 .4%
Wand NewCo 3, Inc.
7.63%, 1/30/2032
(1)
32,851 34,524
DIVERSIFIED REITS - 0 .8%
Global Net Lease, Inc.
3.75%, 12/15/2027
(1)
53,117 50,728
4.50%, 9/30/2028
(1)
31,343 30,369
81,097
DIVERSIFIED TELECOMMUNICATION SERVICES - 7 .5%
Altice France SA
5.13%, 1/15/2029
(1)(2)
4,830 3,991
5.13%, 7/15/2029
(1)(2)
46,069 38,077
5.50%, 10/15/2029
(1)(2)
110,981 91,994
CCO Holdings LLC
4.25%, 2/1/2031
(1)
95,593 89,300
4.25%, 1/15/2034
(1)
24,208 21,550
4.50%, 8/15/2030
(1)
108,069 103,031
4.50%, 5/1/2032 94,019 87,555
4.75%, 3/1/2030
(1)
39,605 38,369
5.00%, 2/1/2028
(1)
18,210 18,042
5.13%, 5/1/2027
(1)
26,053 25,969
6.38%, 9/1/2029
(1)
19,741 20,137
Virgin Media Finance plc
5.00%, 7/15/2030
(1)(2)
66,178 60,477
Virgin Media Secured Finance plc
4.50%, 8/15/2030
(1)(2)
31,888 29,637
5.50%, 5/15/2029
(1)(2)
27,393 26,943
Zayo Group Holdings, Inc.
4.00%, 3/1/2027
(1)
30,647 28,740
6.13%, 3/1/2028
(1)
53,801 46,429
730,241
ELECTRICAL EQUIPMENT - 1 .1%
Regal Rexnord Corp.
6.05%, 2/15/2026 1,768 1,778
6.05%, 4/15/2028 3,998 4,120
6.30%, 2/15/2030 52,835 55,346
6.40%, 4/15/2033 46,270 48,852
110,096
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0 .1%
Insight Enterprises, Inc.
6.63%, 5/15/2032
(1)
7,247 7,465
ENERGY EQUIPMENT & SERVICES - 0 .1%
Tidewater, Inc.
9.13%, 7/15/2030
(1)
6,099 6,275
FINANCIAL SERVICES - 1 .2%
Block, Inc.
3.50%, 6/1/2031 7,513 6,891
6.50%, 5/15/2032 49,364 50,930
Shift4 Payments LLC
6.75%, 8/15/2032
(1)
28,641 29,746

Artisan Partners Funds
Principal
Amount Value
FINANCIAL SERVICES (continued)
WEX, Inc.
6.50%, 3/15/2033
(1)
31,235 $ 31,513
119,080
FOOD PRODUCTS - 0 .2%
Chobani Holdco II LLC
8.75% Cash, or 9.50% PIK, 10/1/2029
(1)
16,762 17,547
HEALTH CARE EQUIPMENT & SUPPLIES - 2 .7%
Medline Borrower LP
3.88%, 4/1/2029
(1)
175,967 168,795
5.25%, 10/1/2029
(1)
59,998 59,530
6.25%, 4/1/2029
(1)
30,184 31,008
259,333
HEALTH CARE PROVIDERS & SERVICES - 0 .0%
^
Surgery Center Holdings, Inc.
7.25%, 4/15/2032
(1)
1,945 1,982
HEALTH CARE TECHNOLOGY - 0 .4%
IQVIA, Inc.
6.25%, 6/1/2032
(1)
34,220 35,117
HOTEL & RESORT REITS - 0 .6%
RHP Hotel Properties LP
6.50%, 6/15/2033
(1)
3,801 3,910
XHR LP
4.88%, 6/1/2029
(1)
56,701 54,952
6.63%, 5/15/2030
(1)
5,449 5,552
64,414
HOTELS, RESTAURANTS & LEISURE - 13 .4%
Allwyn Entertainment Financing UK plc
7.88%, 4/30/2029
(1)(2)
4,660 4,866
Carnival Corp.
4.00%, 8/1/2028
(1)
13,445 13,159
5.75%, 3/1/2027
(1)
71,196 71,784
6.00%, 5/1/2029
(1)
147,473 149,013
6.13%, 2/15/2033
(1)
80,848 82,720
Churchill Downs, Inc.
4.75%, 1/15/2028
(1)
18,039 17,807
5.75%, 4/1/2030
(1)
8,334 8,361
Flutter Treasury DAC
5.88%, 6/4/2031
(1)(2)
30,874 31,106
6.38%, 4/29/2029
(1)(2)
16,286 16,775
Lindblad Expeditions Holdings, Inc.
9.00%, 5/15/2028
(1)
21,875 22,836
Lindblad Expeditions LLC
6.75%, 2/15/2027
(1)
39,985 40,221
Merlin Entertainments Group US Holdings, Inc.
7.38%, 2/15/2031
(1)(2)
39,437 35,241
MGM Resorts International
4.63%, 9/1/2026 4,758 4,752
4.75%, 10/15/2028 40,099 39,618
Motion Bondco DAC
6.63%, 11/15/2027
(1)(2)
42,716 40,333
NCL Corp. Ltd.
5.88%, 3/15/2026
(1)
8,377 8,387
5.88%, 2/15/2027
(1)
6,824 6,853
6.75%, 2/1/2032
(1)
44,884 45,855
7.75%, 2/15/2029
(1)
72,482 77,069
8.13%, 1/15/2029
(1)
16,983 17,903
NCL Finance Ltd.
6.13%, 3/15/2028
(1)
135,465 137,669
Royal Caribbean Cruises Ltd.
4.25%, 7/1/2026
(1)
19,431 19,333
5.50%, 4/1/2028
(1)
49,465 50,080
Principal
Amount Value
HOTELS, RESTAURANTS & LEISURE (continued)
Royal Caribbean Cruises Ltd. (continued)
6.00%, 2/1/2033
(1)
12,378 $ 12,617
6.25%, 3/15/2032
(1)
13,336 13,708
SeaWorld Parks & Entertainment, Inc.
5.25%, 8/15/2029
(1)
43,790 42,800
Station Casinos LLC
4.63%, 12/1/2031
(1)
29,589 27,717
TKC Holdings, Inc.
6.88%, 5/15/2028
(1)
74,486 74,026
10.50%, 5/15/2029
(1)
106,346 109,274
Vail Resorts, Inc.
5.63%, 7/15/2030
(1)
15,343 15,400
6.50%, 5/15/2032
(1)
39,627 40,945
Voyager Parent LLC
9.25%, 7/1/2032
(1)
23,129 24,064
1,302,292
HOUSEHOLD DURABLES - 0 .2%
Somnigroup International, Inc.
3.88%, 10/15/2031
(1)
19,694 17,905
INSURANCE - 13 .0%
Acrisure LLC
4.25%, 2/15/2029
(1)
17,934 17,212
6.00%, 8/1/2029
(1)
99,159 96,401
7.50%, 11/6/2030
(1)
33,794 34,910
8.25%, 2/1/2029
(1)
42,456 43,936
8.50%, 6/15/2029
(1)
35,984 37,525
Alliant Holdings Intermediate LLC
4.25%, 10/15/2027
(1)
11,678 11,463
5.88%, 11/1/2029
(1)
54,415 53,640
6.50%, 10/1/2031
(1)
54,287 55,297
6.75%, 10/15/2027
(1)
79,202 79,155
7.00%, 1/15/2031
(1)
16,488 17,055
7.38%, 10/1/2032
(1)
9,369 9,658
AmWINS Group, Inc.
4.88%, 6/30/2029
(1)
7,360 7,153
6.38%, 2/15/2029
(1)
11,301 11,518
Ardonagh Finco Ltd.
7.75%, 2/15/2031
(1)(2)
109,160 114,123
Ardonagh Group Finance Ltd.
8.88%, 2/15/2032
(1)(2)
280,218 294,859
AssuredPartners, Inc.
5.63%, 1/15/2029
(1)
1,469 1,465
Baldwin Insurance Group Holdings LLC
7.13%, 5/15/2031
(1)
61,130 63,550
BroadStreet Partners, Inc.
5.88%, 4/15/2029
(1)
65,204 64,438
HUB International Ltd.
7.25%, 6/15/2030
(1)
54,194 56,635
Jones Deslauriers Insurance Management, Inc.
8.50%, 3/15/2030
(1)(2)
82,197 87,123
10.50%, 12/15/2030
(1)(2)
60,806 64,807
Ryan Specialty LLC
4.38%, 2/1/2030
(1)
3,884 3,757
5.88%, 8/1/2032
(1)
22,762 22,941
1,248,621
IT SERVICES - 1 .7%
Arches Buyer, Inc.
4.25%, 6/1/2028
(1)
177,404 169,801
MACHINERY - 1 .0%
Calderys Financing II LLC
11.75% Cash, or 12.50% PIK, 6/1/2028
(1)
32,672 33,914

Artisan Partners Funds
Principal
Amount Value
MACHINERY (continued)
Calderys Financing LLC
11.25%, 6/1/2028
(1)(2)
38,672 $ 40,997
Chart Industries, Inc.
7.50%, 1/1/2030
(1)
18,527 19,397
9.50%, 1/1/2031
(1)
12,093 12,908
107,216
MEDIA - 3 .4%
CSC Holdings LLC
3.38%, 2/15/2031
(1)
2,366 1,639
4.13%, 12/1/2030
(1)
3,919 2,765
4.50%, 11/15/2031
(1)
16,836 11,847
4.63%, 12/1/2030
(1)
103,809 48,277
5.38%, 2/1/2028
(1)
8,953 8,197
5.50%, 4/15/2027
(1)
12,343 11,785
6.50%, 2/1/2029
(1)
21,242 17,272
7.50%, 4/1/2028
(1)
57,856 42,946
11.25%, 5/15/2028
(1)
16,145 16,084
11.75%, 1/31/2029
(1)
11,465 10,905
DISH Network Corp.
11.75%, 11/15/2027
(1)
36,618 37,747
EchoStar Corp.
6.75% Cash, or 6.75% PIK, 11/30/2030 29,235 26,505
10.75%, 11/30/2029 43,414 44,716
Virgin Media Vendor Financing Notes IV DAC
5.00%, 7/15/2028
(1)(2)
22,722 22,245
Ziggo Bond Co. BV
5.13%, 2/28/2030
(1)(2)
9,106 7,950
Ziggo BV
4.88%, 1/15/2030
(1)(2)
24,246 22,646
333,526
METALS & MINING - 0 .8%
Commercial Metals Co.
3.88%, 2/15/2031 3,702 3,398
4.13%, 1/15/2030 12,069 11,543
Compass Minerals International, Inc.
6.75%, 12/1/2027
(1)
28,080 28,314
8.00%, 7/1/2030
(1)
29,704 30,689
73,944
OIL, GAS & CONSUMABLE FUELS - 1 .6%
Magnolia Oil & Gas Operating LLC
6.88%, 12/1/2032
(1)
7,783 7,838
MEG Energy Corp.
5.88%, 2/1/2029
(1)(2)
66,098 66,031
Strathcona Resources Ltd.
6.88%, 8/1/2026
(1)(2)
20,801 20,803
Venture Global Plaquemines LNG LLC
6.50%, 1/15/2034
(1)(3)
19,132 19,132
6.75%, 1/15/2036
(1)(3)
19,132 19,132
7.50%, 5/1/2033
(1)
15,220 16,298
7.75%, 5/1/2035
(1)
7,610 8,237
157,471
PASSENGER AIRLINES - 3 .4%
VistaJet Malta Finance plc
6.38%, 2/1/2030
(1)(2)(4)
271,893 254,894
7.88%, 5/1/2027
(1)(2)(4)
57,489 57,844
9.50%, 6/1/2028
(1)(2)(4)
19,631 20,177
332,915
PERSONAL CARE PRODUCTS - 1 .0%
BellRing Brands, Inc.
7.00%, 3/15/2030
(1)
77,724 80,938
Principal
Amount Value
PERSONAL CARE PRODUCTS (continued)
Prestige Brands, Inc.
3.75%, 4/1/2031
(1)
22,886 $ 21,089
102,027
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0 .3%
Anywhere Real Estate Group LLC
5.75%, 1/15/2029
(1)
36,031 31,507
SOFTWARE - 0 .7%
Castle US Holding Corp.
10.00%, 6/30/2031
(1)
23,617 10,037
SS&C Technologies, Inc.
6.50%, 6/1/2032
(1)
5,871 6,095
UKG, Inc.
6.88%, 2/1/2031
(1)
48,722 50,553
66,685
SPECIALIZED REITS - 0 .2%
Iron Mountain, Inc.
5.00%, 7/15/2028
(1)
2,053 2,037
5.25%, 7/15/2030
(1)
16,752 16,523
18,560
SPECIALTY RETAIL - 1 .7%
Asbury Automotive Group, Inc.
4.63%, 11/15/2029
(1)
27,360 26,416
Bath & Body Works, Inc.
6.63%, 10/1/2030
(1)
9,413 9,702
6.75%, 7/1/2036 10,753 10,931
6.88%, 11/1/2035 26,806 27,801
Evergreen Acqco 1 LP
9.75%, 4/26/2028
(1)
13,564 14,188
Gap, Inc. (The)
3.63%, 10/1/2029
(1)
38,970 36,194
3.88%, 10/1/2031
(1)
26,947 24,086
Specialty Building Products Holdings LLC
7.75%, 10/15/2029
(1)
24,258 23,840
173,158
TEXTILES, APPAREL & LUXURY GOODS - 0 .2%
S&S Holdings LLC
8.38%, 10/1/2031
(1)
23,096 22,571
TRADING COMPANIES & DISTRIBUTORS - 0 .2%
United Rentals North America, Inc.
6.00%, 12/15/2029
(1)
14,900 15,260
WIRELESS TELECOMMUNICATION SERVICES - 1 .2%
Altice France Holding SA
6.00%, 2/15/2028
(1)(2)
89,835 31,442
10.50%, 5/15/2027
(1)(2)(5)
25,971 9,025
Vmed O2 UK Financing I plc
4.25%, 1/31/2031
(1)(2)
42,712 39,129
7.75%, 4/15/2032
(1)(2)
32,524 33,797
113,393
Total corporate bonds
(
Cost
$6,539,779) 6,543,209
BANK LOANS - 24.8%
AUTOMOBILE COMPONENTS - 1 .9%
RealTruck Group, Inc. First Lien Term Loan
(SOFR + 3.75%), 8.19%, 1/31/2028
(6)
67,589 60,238
(SOFR + 5.00%), 9.44%, 1/31/2028
(6)
88,910 80,642
Wheel Pros, Inc. First Lien Term Loan
(SOFR + 6.00%), 10.30%, 12/3/2029
(6)
47,916 46,798
187,678

Artisan Partners Funds
Principal
Amount Value
BANKS - 0 .2%
Osttra Group Ltd. First Lien Term Loan
(SOFR + 3.50%), 7.32%, 5/21/2032
(2)(6)
21,214 $ 21,278
CAPITAL MARKETS - 0 .5%
CPI Holdco B LLC First Lien Term Loan
(SOFR + 2.25%), 6.58%, 5/19/2031
(6)
19,444 19,420
Jump Financial LLC First Lien Term Loan B
(SOFR + 4.25%), 8.55%, 2/26/2032
(6)
5,562 5,576
Summit Acquisition, Inc. First Lien Term Loan
(SOFR + 3.75%), 8.08%, 10/16/2031
(6)
15,456 15,437
40,433
CHEMICALS - 0 .4%
Formulations Parent Corp. First Lien Term Loan
(SOFR + 4.00%), 8.21%, 4/9/2032
(6)
34,310 34,310
COMMERCIAL SERVICES - 0 .3%
Digital Room Holdings, Inc. First Lien Term Loan
(SOFR + 5.25%), 9.68%, 12/21/2028
(6)
28,251 27,845
COMMUNICATIONS EQUIPMENT - 0 .8%
Delta Topco, Inc. First Lien Term Loan
(SOFR + 3.00%), 7.07%, 11/30/2029
(6)
25,504 25,308
Delta Topco, Inc. Second Lien Term Loan
(SOFR + 5.25%), 9.57%, 12/24/2030
(6)
52,698 52,780
78,088
CONTAINERS & PACKAGING - 1 .9%
Iris Holdings, Inc. First Lien Term Loan
(SOFR + 4.75%), 9.13%, 6/28/2028
(6)
195,079 189,449
DISTRIBUTORS - 0 .4%
Verde Purchaser LLC First Lien Term Loan
(SOFR + 4.00%), 8.30%, 11/30/2030
(6)
39,366 39,474
DIVERSIFIED CONSUMER SERVICES - 0 .5%
Wand NewCo 3, Inc. First Lien Term Loan
(SOFR + 2.50%), 6.83%, 1/30/2031
(6)
49,573 49,320
FOOD PRODUCTS - 1 .3%
1440 Foods Topco LLC First Lien Term Loan
(SOFR + 5.00%), 9.33%, 11/5/2031
(6)
136,520 131,017
FOOD SERVICE - 0 .9%
TKC Holdings, Inc. First Lien Term Loan
(SOFR + 5.00%), 9.32%, 5/15/2028
(6)
70,550 70,492
TKC Midco 1 LLC First Lien Term Loan
12.00% Cash, or 13.50% PIK, 2/16/2027 24,642 22,979
93,471
GROUND TRANSPORTATION - 0 .2%
Vortex Opco LLC First Lien Term Loan
(SOFR + 6.25%), 10.55%, 4/30/2030
(6)
15,607 15,583
HEALTH CARE PROVIDERS & SERVICES - 0 .2%
Surgery Center Holdings, Inc. First Lien Term Loan
(SOFR + 2.75%), 7.08%, 12/19/2030
(6)
23,440 23,506
HOTEL & RESORT REITS - 0 .2%
OEG Borrower LLC First Lien Term Loan
(SOFR + 3.50%), 7.81%, 6/30/2031
(6)
18,923 18,805
HOTELS, RESTAURANTS & LEISURE - 0 .5%
BCPE Grill Parent, Inc. First Lien Term Loan
(SOFR + 4.75%), 9.05%, 9/30/2030
(6)
46,046 44,698
INSURANCE - 2 .5%
Acrisure LLC First Lien Term Loan B
(SOFR + 3.25%), 7.57%, 6/21/2032
(6)
5,356 5,349
Alera Group, Inc. First Lien Term Loan
(SOFR + 3.25%), 7.58%, 5/31/2032
(6)
75,901 76,110
Principal
Amount Value
INSURANCE (continued)
Alera Group, Inc. Second Lien Term Loan
(SOFR + 5.50%), 9.83%, 5/30/2033
(6)
52,963 $ 53,934
Alliant Holdings Intermediate LLC First Lien Term Loan
(SOFR + 2.75%), 7.07%, 9/19/2031
(6)
19,086 19,088
Ardonagh Group Finco Pty. Ltd. First Lien Term Loan B
(SOFR + 2.75%), 7.04%, 2/18/2031
(2)(6)
11,690 11,588
Goosehead Insurance Holdings LLC First Lien Term Loan
(SOFR + 3.50%), 7.81%, 1/8/2032
(6)
9,493 9,517
OneDigital Borrower LLC Second Lien Term Loan
(SOFR + 5.25%), 9.58%, 7/2/2032
(6)
17,961 17,939
Truist Insurance Holdings LLC Second Lien Term Loan
(SOFR + 4.75%), 9.05%, 5/6/2032
(6)
25,439 25,709
219,234
INVESTMENT COMPANIES - 1 .2%
Nexus Buyer LLC First Lien Term Loan
(SOFR + 3.50%), 7.83%, 7/31/2031
(6)
61,595 61,763
Nexus Buyer LLC Second Lien Term Loan
(SOFR + 6.25%), 10.68%, 11/1/2029
(6)
62,871 62,310
124,073
IT SERVICES - 4 .1%
Arches Buyer, Inc. First Lien Term Loan
(SOFR + 3.25%), 7.68%, 12/6/2027
(6)
51,934 51,240
X Corp. First Lien Term Loan B1
(SOFR + 6.50%), 10.95%, 10/26/2029
(6)
74,510 72,717
X Corp. First Lien Term Loan B3
9.50%, 10/26/2029 285,371 277,286
401,243
LEISURE PRODUCTS - 2 .5%
Bulldog Purchaser, Inc. First Lien Term Loan
(SOFR + 3.75%), 8.06%, 6/30/2031
(6)
12,183 12,198
Bulldog Purchaser, Inc. Second Lien Term Loan
(SOFR + 6.75%), 11.05%, 6/28/2032
(6)
9,545 9,450
GSM Holdings, Inc. First Lien Term Loan
(SOFR + 5.00%), 9.30%, 9/29/2031
(6)
190,172 183,516
MajorDrive Holdings IV LLC First Lien Term Loan
(SOFR + 5.50%), 9.95%, 6/1/2028
(6)
40,993 40,139
(SOFR + 5.50%), 9.95%, 6/1/2029
(6)
2,496 2,452
247,755
PASSENGER AIRLINES - 0 .8%
Vista Management Holding, Inc. First Lien Term Loan
(SOFR + 3.75%), 8.05%, 4/1/2031
(6)
77,077 77,206
RETAIL - CONSUMER STAPLES - 0 .0%
^
Arthur US Finco, Inc. First Lien Term Loan
(SOFR + 5.25%), 9.55%, 12/14/2029
(6)
8 7
SOFTWARE - 3 .1%
Applied Systems, Inc. First Lien Term Loan B
(SOFR + 2.50%), 6.80%, 2/24/2031
(6)
44,186 44,351
Applied Systems, Inc. Second Lien Term Loan
(SOFR + 4.50%), 8.80%, 2/23/2032
(6)
19,044 19,487
Castle US Holding Corp. First Lien Term Loan
10.33% Cash and 1.00% PIK, 4/29/2030 4,200 4,200
Castle US Holding Corp. First Lien Term Loan B1
(SOFR + 4.25%), 8.84%, 5/31/2030
(6)
4,350 2,354
Constant Contact, Inc. First Lien Term Loan
(SOFR + 4.00%), 8.52%, 2/10/2028
(6)
11,822 11,290
Constant Contact, Inc. Second Lien Term Loan
(SOFR + 7.50%), 12.02%, 2/12/2029
(6)
28,018 23,850
Ellucian Holdings, Inc. Second Lien Term Loan
(SOFR + 4.75%), 9.08%, 11/15/2032
(6)
7,727 7,882
Orchid Merger Sub II LLC First Lien Term Loan
(SOFR + 4.75%), 9.23%, 7/27/2027
(6)
20,977 10,401

Artisan Partners Funds
Security
Country
Trading
Currency
Allwyn Entertainment Financing UK plc, 7.88%, 4/30/2029
Czech Republic
USD
Altice France Holding SA, 6.00%, 2/15/2028
Luxembourg
USD
Altice France Holding SA, 10.50%, 5/15/2027
Luxembourg
USD
Altice France SA, 5.13%, 1/15/2029
France
USD
Altice France SA, 5.13%, 7/15/2029
France
USD
Altice France SA, 5.50%, 10/15/2029
France
USD
Ardonagh Finco Ltd., 7.75%, 2/15/2031
United Kingdom
USD
Ardonagh Group Finance Ltd., 8.88%, 2/15/2032
United Kingdom
USD
Ardonagh Group Finco Pty. Ltd. First Lien Term Loan B, 7.04%, 2/18/2031
United Kingdom
USD
Calderys Financing LLC, 11.25%, 6/1/2028
France
USD
Canpack SA, 3.88%, 11/15/2029
Poland
USD
Flutter Treasury DAC, 5.88%, 6/4/2031
Ireland
USD
Flutter Treasury DAC, 6.38%, 4/29/2029
Ireland
USD
Jones Deslauriers Insurance Management, Inc., 8.50%, 3/15/2030
Canada
USD
Jones Deslauriers Insurance Management, Inc., 10.50%, 12/15/2030
Canada
USD
MEG Energy Corp., 5.88%, 2/1/2029
Canada
USD
Merlin Entertainments Group US Holdings, Inc., 7.38%, 2/15/2031
United Kingdom
USD
Methanex Corp., 5.13%, 10/15/2027
Canada
USD
Methanex Corp., 5.25%, 12/15/2029
Canada
USD
Methanex Corp., 5.65%, 12/1/2044
Canada
USD
Motion Bondco DAC, 6.63%, 11/15/2027
United Kingdom
USD
Osttra Group Ltd. First Lien Term Loan, 7.32%, 5/21/2032
United Kingdom
USD
Strathcona Resources Ltd., 6.88%, 8/1/2026
Canada
USD
Toucan FinCo. Ltd., 9.50%, 5/15/2030
Canada
USD
Virgin Media Finance plc, 5.00%, 7/15/2030
United Kingdom
USD
Virgin Media Secured Finance plc, 4.50%, 8/15/2030
United Kingdom
USD
Virgin Media Secured Finance plc, 5.50%, 5/15/2029
United Kingdom
USD
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 7/15/2028
United Kingdom
USD
VistaJet Malta Finance plc, 6.38%, 2/1/2030
Switzerland
USD
VistaJet Malta Finance plc, 7.88%, 5/1/2027
Switzerland
USD
VistaJet Malta Finance plc, 9.50%, 6/1/2028
Switzerland
USD
Vmed O2 UK Financing I plc, 4.25%, 1/31/2031
United Kingdom
USD
Vmed O2 UK Financing I plc, 7.75%, 4/15/2032
United Kingdom
USD
Ziggo Bond Co. BV, 5.13%, 2/28/2030
Netherlands
USD
Ziggo BV, 4.88%, 1/15/2030
Netherlands
USD
Principal
Amount Value
SOFTWARE (continued)
Renaissance Holdings Corp. First Lien Term Loan
(SOFR + 4.00%), 8.28%, 4/5/2030
(6)
60,893 $ 55,155
Reorg Mobileum Acquisitionco LLC First Lien Term Loan A
5.31% Cash, or 5.00% PIK, 9/11/2029 8,010 7,319
Rithum Holdings, Inc. Second Lien Term Loan
(SOFR + 7.00%), 11.41%, 12/29/2028
(6)
10,610 10,186
UKG, Inc. First Lien Term Loan
(SOFR + 3.00%), 7.31%, 2/10/2031
(6)
104,685 105,053
301,528
SPECIALTY RETAIL - 0 .0%
^
Specialty Building Products Holdings LLC First Lien Term Loan
(SOFR + 3.75%), 8.18%, 10/16/2028
(6)
3,060 2,916
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 0 .2%
Ivanti Software, Inc. First Lien Term Loan
(SOFR + 4.75%), 9.02%, 6/1/2029
(6)
19,146 15,879
(SOFR + 5.75%), 10.02%, 6/1/2029
(6)
4,553 4,682
Ivanti Software, Inc. Second Lien Term Loan
(SOFR + 7.25%), 11.79%, 12/1/2028
(6)
6,435 3,593
24,154
TRADING COMPANIES & DISTRIBUTORS - 0 .0%
^
Foundation Building Materials, Inc. First Lien Term Loan
(SOFR + 3.25%), 7.69%, 1/31/2028
(6)
1,525 1,504
TRANSPORTATION - 0 .2%
SIRVA Worldwide, Inc. Delayed Draw First Lien Term Loan
(SOFR + 8.00%), 12.33%, 2/20/2029
(6)
1,712 1,652
SIRVA Worldwide, Inc. First Lien Term Loan
(SOFR + 8.00%), 12.32%, 8/20/2029
(6)
25,212 9,833
(SOFR + 8.00%), 12.36%, 2/20/2029
(6)
7,624 7,356
18,841
Total bank loans
(
Cost
$2,454,998) 2,413,416
Shares
Held
COMMON STOCKS - 0.5%
MACHINERY - 0.1%
Utex Equity
(5)
364 10,494
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.4%
MP Topco Holdings LLC
*
2,032 38,807
SOFTWARE - 0.0%
^
Matrix Exit Equity
*
355 3,549
TRANSPORTATION - 0.0%
^
SIRVA Worldwide, Inc.
*
47 47
Total common stocks
(
Cost
$37,051) 52,897
PREFERRED STOCK - 0.0%
^
TRANSPORTATION - 0.0%
^
SIRVA Worldwide, Inc. (Cost $1,216)
*
11 1,902
No. of
Warrants
‡
WARRANT - 0.0%
FINANCIAL SERVICES - 0.0%
Carnelian Point Holdings LP, expiring 6/30/2027,
strike price $10
(Cost $—)
(3)(5)(7) *
71 —
Shares
Held Value
SHORT-TERM INVESTMENT - 8.5%
INVESTMENT COMPANY - 8.5%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class,
4.22%
(8)(9)
(Cost $825,432)
825,432 $ 825,432
Total investments - 100.9%
(Cost $9,858,476) 9,836,856
Other assets less liabilities - (0.9%) (84,163)
Total net assets - 100.0%
#
$ 9,752,693
(1)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. May be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2)
The Fund considers the company to be from outside the United States.
(3)
Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $38,264, or 0.4% of total net assets. See notes (2) and (3) in the accompanying notes.
(4)
All or a portion of security is on loan at June 30, 2025.
(5)
Defaulted securities and/or issuers.
(6)
Variable or floating rate security, linked to the referenced benchmark. Interest rates reset periodically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. The interest rate shown is the current rate as of June 30, 2025.
(7)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(8)
Security is partially used as collateral for securities lending. At June 30, 2025, the Fund had loaned securities with a total value of $46,289. This was collateralized by cash of $47,591 which was subsequently invested in an investment company.
(9)
Represents the current yield as of June 30, 2025.

Artisan Partners Funds
UNFUNDED LOAN COMMITMENTS
Values in thousands
Pursuant to the terms of the following bank loan agreements, the portfolio had unfunded loan commitments of
$976 or
less than 0.1%
of the total net assets as of June 30, 2025, which could be drawn at the option of the borrower:
Borrower
Unfunded
Commitment
Amount
Unfunded
Value
Unrealized
Appreciation
(Depreciation)
SIRVA Worldwide, Inc. Delayed Draw First Lien
Term Loan $ 976 $ 960 $ (16)
$ – $ – $ –
$ 976 $ 960 $ (16)
PORTFOLIO DIVERSIFICATION
Dollar values in thousands
Value
Percentage of
Total Investments
Communication Services $ 1,177,160 12 .0%
Consumer Discretionary 2,354,778 23 .8
Consumer Staples 344,069 3 .5
Energy 163,745 1 .7
Financials 1,812,943 18 .4
Health Care 319,938 3 .3
Industrials 895,971 9 .1
Information Technology 1,052,513 10 .7
Materials 637,117 6 .5
Real Estate 253,190 2 .6
Short-Term Investment 825,432 8 .4
Total investments $ 9,836,856 100 .0%
TRADING CURRENCIES
Dollar values in thousands
Value
Percentage of
Total Investments
EUR $ 8,695 0 .1%
USD 9,828,161 99 .9
Total investments $ 9,836,856 100 .0%
FOREIGN CURRENCY FORWARD CONTRACTS
Values in thousands
Currenc y Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
($)
EUR 401 USD 441 JPM 7/7/2025 31
Total unrealized appreciation 31
USD 7,844 EUR 7,140 JPM 7/7/2025 (568)
Total unrealized depreciation (568)
Net unrealized depreciation (537)
Definitions of abbreviations and footnotes are detailed on pages 1-2.
See notes to N-PORT Part F.

ARTISAN INTERNATIONAL FUND
Schedule of Investments — June 30, 2025 (Unaudited)
Shares and dollar values in thousands

Artisan Partners Funds
Shares
Held Value
COMMON STOCKS - 97.2%
BELGIUM - 2 .0%
Anheuser-Busch InBev SA/NV, ADR
(1)
179 $ 12,316
Anheuser-Busch InBev SA/NV 394 27,001
UCB SA 374 73,578
112,895
BRAZIL - 1 .3%
MercadoLibre, Inc.
*
29 75,583
CANADA - 0 .2%
Enbridge, Inc. 262 11,894
CHINA - 3 .6%
Contemporary Amperex Technology Co. Ltd., Class A 621 21,863
Tencent Holdings Ltd., ADR 1,254 80,897
Tencent Holdings Ltd. 1,277 81,826
Tencent Music Entertainment Group, ADR 954 18,585
Tencent Music Entertainment Group, Class A 455 4,393
207,564
DENMARK - 4 .0%
Danske Bank A/S 3,162 128,961
NKT A/S
*
501 40,556
Novonesis (Novozymes) B, Class B 868 62,249
231,766
FRANCE - 14 .0%
Accor SA 1,082 56,513
Air Liquide SA 726 149,678
Airbus SE 305 63,698
AXA SA 2,348 115,240
BNP Paribas SA 1,530 137,528
Cie de Saint-Gobain SA 606 71,076
Danone SA 700 57,185
Safran SA 378 122,859
SPIE SA 613 34,438
808,215
GERMANY - 10 .9%
Allianz SE 290 117,668
Deutsche Boerse AG 393 128,344
Deutsche Telekom AG 2,462 89,812
MTU Aero Engines AG 118 52,610
RWE AG 1,547 64,546
Symrise AG, Class A 400 42,043
Vonovia SE
(1)
3,772 132,884
627,907
GREECE - 1 .1%
Piraeus Financial Holdings SA 9,113 63,142
HONG KONG - 3 .2%
AIA Group Ltd. 12,424 111,423
Prudential plc 5,848 73,252
184,675
IRELAND - 1 .4%
Ryanair Holdings plc 2,915 82,477
ITALY - 2 .8%
BFF Bank SpA
(2) *
6,096 66,822
Enel SpA 1,530 14,517
Mediobanca Banca di Credito Finanziario SpA 1,957 45,504
Wizz Air Holdings plc
(1)(2) *
2,303 34,463
161,306
Shares
Held Value
JAPAN - 4 .5%
Coca-Cola Bottlers Japan Holdings, Inc. 1,934 $ 31,230
Mitsubishi Heavy Industries Ltd. 5,110 128,110
Nippon Sanso Holdings Corp. 1,558 59,112
Tokyo Gas Co. Ltd. 1,211 40,300
258,752
MEXICO - 0 .8%
Wal-Mart de Mexico SAB de CV 13,136 43,460
NETHERLANDS - 0 .6%
Argenx SE, ADR
*
31 16,955
Argenx SE
*
30 16,864
33,819
PORTUGAL - 0 .3%
Jeronimo Martins SGPS SA 558 14,108
RUSSIA - 0 .0%
Sberbank of Russia PJSC
(3)(4)(5)
38,445 —
SINGAPORE - 0 .0%
^
Singapore Technologies Engineering Ltd. 411 2,517
SOUTH KOREA - 10 .3%
Hanwha Aerospace Co. Ltd. 283 177,721
Hyundai Rotem Co. Ltd. 306 44,614
LIG Nex1 Co. Ltd. 774 309,665
LS Electric Co. Ltd. 288 63,761
595,761
SPAIN - 1 .0%
Aena SME SA
(2)
2,082 55,570
SWITZERLAND - 7 .0%
Galderma Group AG 60 8,760
Medacta Group SA
(2)
300 50,811
SGS SA
(1)
851 86,321
UBS Group AG 7,678 259,833
405,725
TAIWAN - 1 .4%
Taiwan Semiconductor Manufacturing Co. Ltd. 2,209 80,157
UNITED KINGDOM - 21 .4%
3i Group plc 1,051 59,434
Babcock International Group plc 7,244 114,153
British American Tobacco plc 3,372 160,301
Flutter Entertainment plc (LSE)
*
37 10,552
HSBC Holdings plc 3,752 45,383
London Stock Exchange Group plc 410 59,839
Melrose Industries plc 24,610 179,306
National Grid plc 18,012 262,443
RELX plc 2,085 112,671
SSE plc 4,569 114,825
Tesco plc 13,796 75,996
Unilever plc 639 38,808
1,233,711
UNITED STATES - 5 .4%
Amazon.com, Inc.
*
342 75,140
Aon plc, Class A 401 142,962
Swiss Re AG 543 93,871
311,973
Total common stocks
(
Cost
$4,204,020) 5,602,977

Artisan Partners Funds
Security
Acquisition Date
Cost
Value
Percentage of
Total Net Assets
Sberbank of Russia PJSC
9/16/2021 - 2/11/2022
$ 159,810
$ –
0.0%
No. of Rights
‡
Value
RIGHT - 0.0%
^
South Korea - 0.0%
^
Hanwha Aerospace Co. Ltd., expiring 7/2/2025, strike price
KRW 684,000
(Cost $—)
(3) *
20 $ 2,422
Shares
Held
SHORT-TERM INVESTMENT - 1.6%
2
INVESTMENT COMPANY - 1.6%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class,
4.22%
(6)(7)
(Cost $90,857)
90,857 90,857
Total investments - 98.8%
(Cost $4,294,877) 5,696,256
Other assets less liabilities - 1.2% 68,510
Total net assets - 100.0%
#
$ 5,764,766
(1)
All or a portion of security is on loan at June 30, 2025.
(2)
Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2025, the
value of these securities was $207,666 or 3.6% of net assets.
(3)
Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $2,422, or 0.0% of total net assets. See notes (2) and (3) in the accompanying notes.
(4)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(5)
Security is restricted.
(6)
Security is partially used as collateral for securities lending. At June 30, 2025, the Fund had loaned securities with a total value of $52,132. This was collateralized by cash of $54,761 which was subsequently invested in an investment company.
(7)
Represents the current yield as of June 30, 2025.
PORTFOLIO DIVERSIFICATION
Dollar values in thousands
Value
Percentage of
Total Investments
Communication Services $ 275,513 4 .9%
Consumer Discretionary 217,788 3 .8
Consumer Staples 460,405 8 .1
Energy 11,894 0 .2
Financials 1,649,206 29 .0
Health Care 166,968 2 .9
Industrials 1,800,871 31 .6
Information Technology 80,157 1 .4
Materials 313,082 5 .5
Real Estate 132,884 2 .3
Utilities 496,631 8 .7
Short-Term Investment 90,857 1 .6
Total investments $ 5,696,256 100 .0%
TRADING CURRENCIES
Dollar values in thousands
Value
Percentage of
Total Investments
CAD $ 11,894 0 .2%
CHF 499,596 8 .8
CNY 21,863 0 .4
DKK 231,766 4 .1
EUR 1,895,705 33 .3
GBP 1,296,043 22 .7
HKD 243,025 4 .3
JPY 258,752 4 .5
KRW 598,183 10 .5
MXN 43,460 0 .8
RUB – 0 .0
SGD 2,517 0 .0
TWD 80,157 1 .4
USD 513,295 9 .0
Total investments $ 5,696,256 100 .0%
Definitions of abbreviations and footnotes are detailed on pages 1-2.
See notes to N-PORT Part F.

ARTISAN INTERNATIONAL EXPLORER FUND
Schedule of Investments — June 30, 2025 (Unaudited)
Shares and dollar values in thousands

Artisan Partners Funds
Shares
Held Value
COMMON STOCKS - 83.2%
AUSTRALIA - 3 .1%
Steadfast Group Ltd. 2,686 $ 10,625
BRAZIL - 1 .1%
Pluxee NV 175 3,801
CANADA - 2 .1%
Knight Therapeutics, Inc.
*
1,025 4,387
Real Matters, Inc.
*
675 2,754
7,141
FRANCE - 5 .1%
Alten SA 195 17,065
INDIA - 1 .1%
Care Ratings Ltd. 172 3,577
INDONESIA - 1 .2%
Mitra Adiperkasa Tbk. PT 57,227 4,159
IRELAND - 9 .6%
Glenveagh Properties plc
(1) *
15,946 32,233
Permanent TSB Group Holdings plc
*
12 29
32,262
ITALY - 1 .3%
Sesa SpA 44 4,435
JAPAN - 14 .6%
Kansai Paint Co. Ltd. 814 11,172
Lion Corp. 542 5,604
Sato Corp. 609 8,726
Zuken, Inc. 642 23,894
49,396
NORWAY - 1 .0%
Spir Group ASA
*
3,782 3,407
SOUTH AFRICA - 1 .1%
Famous Brands Ltd. 1,089 3,856
SOUTH KOREA - 2 .4%
Vitzrocell Co. Ltd. 380 7,961
SWITZERLAND - 4 .9%
Medmix AG
(1)
394 5,998
u-blox Holding AG
*
84 10,562
16,560
UNITED KINGDOM - 24 .7%
Allfunds Group plc 739 5,660
Elementis plc 4,993 10,965
Essentra plc 4,611 6,772
FD Technologies plc
*
61 2,047
FDM Group Holdings plc 2,918 8,550
IDOX plc 2,183 1,978
IQE plc
*
32,123 4,542
Kingfisher plc 2,186 8,724
LSL Property Services plc 553 2,406
Luxfer Holdings plc 597 7,275
M&C Saatchi plc 5,151 13,682
Pets at Home Group plc 497 1,787
Sabre Insurance Group plc
(1)
4,466 9,060
83,448
UNITED STATES - 7 .3%
Impro Precision Industries Ltd.
(1)
22,578 8,485
Shares
Held Value
UNITED STATES (continued)
Signify NV
(1)
593 $ 16,051
24,536
VIRGIN ISLANDS, BRITISH - 2 .6%
AdvancedAdvT Ltd.
*
3,813 8,637
Total common stocks
(
Cost
$248,196) 280,866
Principal
Amount
CORPORATE BOND - 1.2%
UNITED KINGDOM - 1.2%
IQE plc
Zero Coupon, 3/13/2026 (Cost $3,819)
(2)(3)(4)
GBP 3,292 4,130
Shares
Held
SHORT-TERM INVESTMENT - 14.0%
2
INVESTMENT COMPANY - 14.0%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class,
4.22%
(5)
(Cost $47,159)
47,159 47,159
Total investments - 98.4%
(Cost $299,174) 332,155
Other assets less liabilities - 1.6% 5,259
Total net assets - 100.0%
#
$ 337,414
(1)
Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2025, the
value of these securities was $71,827 or 21.3% of net assets.
(2)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(3)
Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $4,130, or 1.2% of total net assets. See notes (2) and (3) in the accompanying notes.
(4)
Debt security that pays no cash income but is sold at a discount from its value at maturity.
(5)
Represents the current yield as of June 30, 2025.
PORTFOLIO DIVERSIFICATION
Dollar values in thousands
Value
Percentage of
Total Investments
Communication Services $ 13,682 4 .1%
Consumer Discretionary 50,759 15 .3
Consumer Staples 5,604 1 .7
Financials 32,752 9 .9
Health Care 10,385 3 .1
Industrials 48,498 14 .6
Information Technology 89,247 26 .9
Materials 28,909 8 .7
Real Estate 5,160 1 .5
Short-Term Investment 47,159 14 .2
Total investments $ 332,155 100 .0%

Artisan Partners Funds
TRADING CURRENCIES
Dollar values in thousands
Value
Percentage of
Total Investments
AUD $ 10,625 3 .2%
CAD 7,141 2 .1
CHF 16,560 5 .0
EUR 79,274 23 .9
GBP 83,280 25 .1
HKD 8,485 2 .5
IDR 4,159 1 .2
INR 3,577 1 .1
JPY 49,396 14 .9
KRW 7,961 2 .4
NOK 3,407 1 .0
USD 54,434 16 .4
ZAR 3,856 1 .2
Total investments $ 332,155 100 .0%
Definitions of abbreviations and footnotes are detailed on pages 1-2.
See notes to N-PORT Part F.

ARTISAN INTERNATIONAL SMALL-MID FUND
Schedule of Investments — June 30, 2025 (Unaudited)
Shares and dollar values in thousands

Artisan Partners Funds
Shares
Held Value
COMMON STOCKS - 97.4%
BELGIUM - 0 .8%
Azelis Group NV 1,939 $ 30,911
BRAZIL - 1 .9%
B3 SA - Brasil Bolsa Balcao 7,094 18,984
Hapvida Participacoes e Investimentos SA
(1) *
2,011 13,617
Rumo SA 4,669 15,942
Vibra Energia SA 5,972 23,897
72,440
CANADA - 5 .0%
Altus Group Ltd. 649 25,108
CAE, Inc.
*
2,360 69,178
Kinaxis, Inc.
*
500 74,295
Lightspeed Commerce, Inc.
*
2,379 27,918
196,499
CHINA - 1 .1%
BeOne Medicines Ltd., ADR
*
179 43,354
DENMARK - 5 .4%
ALK-Abello A/S, Class B
*
833 24,584
Ambu A/S, Class B 4,978 78,116
DSV A/S 103 24,677
FLSmidth & Co. A/S 696 42,547
Genmab A/S
*
204 42,346
212,270
FINLAND - 4 .3%
Fortum OYJ 1,213 22,698
Huhtamaki OYJ 969 34,578
Metso Oyj 8,443 109,201
166,477
FRANCE - 1 .0%
Lectra 1,028 28,935
Robertet SA 10 8,963
37,898
GERMANY - 4 .2%
AIXTRON SE 1,157 21,239
Brenntag SE 359 23,797
Fresenius Medical Care AG 696 39,899
FUCHS SE (Preference) 187 10,312
GEA Group AG 198 13,868
Hannover Rueck SE 85 26,699
Hensoldt AG 243 27,870
163,684
ICELAND - 0 .4%
Embla Medical HF
*
3,248 17,177
INDIA - 0 .2%
PB Fintech Ltd.
*
416 8,852
IRELAND - 1 .7%
AerCap Holdings NV 265 31,030
COSMO Pharmaceuticals NV 116 8,319
Glanbia plc 1,751 25,787
65,136
ISRAEL - 6 .3%
Kornit Digital Ltd.
*
1,848 36,791
Nice Ltd., ADR
*
660 111,402
Radware Ltd.
*
1,802 53,037
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd. 141 13,584
Shares
Held Value
ISRAEL (continued)
Tel Aviv Stock Exchange Ltd. 1,508 $ 29,152
243,966
ITALY - 1 .2%
Davide Campari-Milano NV 2,058 13,846
Ermenegildo Zegna NV 1,392 11,901
Fincantieri SpA
*
1,025 19,748
45,495
JAPAN - 17 .8%
Ariake Japan Co. Ltd. 1,272 58,484
Azbil Corp. 7,617 72,461
baudroie, Inc.
*
58 1,268
CKD Corp. 1,940 35,472
Daikokutenbussan Co. Ltd. 398 19,401
Daiseki Co. Ltd. 648 15,689
DMG Mori Co. Ltd. 761 17,548
GMO Financial Gate, Inc. 207 7,772
GMO Payment Gateway, Inc. 748 48,526
Hamamatsu Photonics KK 126 1,539
Harmonic Drive Systems, Inc. 1,267 24,640
Japan Elevator Service Holdings Co. Ltd. 1,684 48,603
MatsukiyoCocokara & Co. 2,138 44,049
Menicon Co. Ltd. 985 7,651
Money Forward, Inc.
*
1,171 39,886
MonotaRO Co. Ltd. 388 7,663
Morinaga Milk Industry Co. Ltd. 1,429 32,114
NOF Corp. 2,361 45,339
Otsuka Corp. 71 1,438
Rohm Co. Ltd. 2,039 26,015
Rohto Pharmaceutical Co. Ltd. 1,550 22,011
Sawai Group Holdings Co. Ltd. 1,966 25,025
SCSK Corp. 777 23,447
SG Holdings Co. Ltd. 1,881 20,982
Suntory Beverage & Food Ltd. 866 27,720
Toyo Suisan Kaisha Ltd. 250 16,634
691,377
MEXICO - 1 .0%
Corp. Inmobiliaria Vesta SAB de CV 6,293 17,316
Qualitas Controladora SAB de CV 2,114 21,734
39,050
NETHERLANDS - 0 .6%
IMCD NV 179 24,001
NORWAY - 0 .3%
Nordic Semiconductor ASA
*
851 11,461
SOUTH KOREA - 0 .1%
Hanmi Pharm Co. Ltd. 14 2,920
SWEDEN - 2 .3%
Beijer Ref AB, Class B 1,447 22,837
Surgical Science Sweden AB
*
252 4,082
Swedish Orphan Biovitrum AB
*
2,070 63,064
89,983
SWITZERLAND - 2 .3%
Baloise Holding AG 87 20,488
dormakaba Holding AG 33 30,170
Inficon Holding AG 98 13,160
Landis+Gyr Group AG
*
156 10,944

Artisan Partners Funds
Shares
Held Value
SWITZERLAND (continued)
On Holding AG, Class A
*
251 $ 13,086
87,848
THAILAND - 1 .7%
Fabrinet
*
225 66,305
UNITED KINGDOM - 24 .6%
Admiral Group plc 374 16,795
Aviva plc 5,746 48,835
Balfour Beatty plc 6,430 46,073
Burberry Group plc
*
927 15,036
Cerillion plc 386 8,235
Chemring Group plc 6,593 51,129
ConvaTec Group plc
(1)
35,894 142,096
Games Workshop Group plc 118 26,228
Howden Joinery Group plc 2,347 27,575
JD Sports Fashion plc 9,559 11,643
JET2 plc 4,177 105,794
LondonMetric Property plc, REIT 3,700 10,310
Melrose Industries plc 3,560 25,939
Pearson plc 1,842 27,086
Rotork plc 15,020 66,225
Smiths Group plc 2,119 65,330
St. James's Place plc 3,764 61,177
Subsea 7 SA 915 17,178
Taylor Wimpey plc 17,640 28,754
Trainline plc
(1) *
7,501 28,685
Weir Group plc (The) 1,243 42,501
WH Smith plc 1,300 19,445
WNS Holdings Ltd.
*
1,061 67,116
959,185
UNITED STATES - 13 .2%
Agilysys, Inc.
*
418 47,958
Agios Pharmaceuticals, Inc.
*
261 8,671
Alcon AG 463 40,979
Alkermes plc
*
1,026 29,352
Avidity Biosciences, Inc.
*
588 16,694
Bicara Therapeutics, Inc.
*
270 2,509
Bridgebio Pharma, Inc.
*
211 9,115
Calix, Inc.
*
800 42,562
Celcuity, Inc.
*
274 3,653
CyberArk Software Ltd.
*
44 17,803
Edgewise Therapeutics, Inc.
*
914 11,985
Five9, Inc.
*
644 17,052
Glaukos Corp.
*
191 19,770
Inspire Medical Systems, Inc.
*
96 12,476
Insulet Corp.
*
128 40,194
Ionis Pharmaceuticals, Inc.
*
237 9,354
Legend Biotech Corp., ADR
*
1,409 50,023
LivaNova plc
*
828 37,299
Madrigal Pharmaceuticals, Inc.
*
87 26,401
Nurix Therapeutics, Inc.
*
391 4,451
Ocular Therapeutix, Inc.
*
720 6,678
Replimune Group, Inc.
*
352 3,273
RxSight, Inc.
*
1,500 19,500
SolarEdge Technologies, Inc.
*
493 10,058
Tarsus Pharmaceuticals, Inc.
*
358 14,517
ViewRay, Inc.
*
9,051 1
Vir Biotechnology, Inc.
*
549 2,765
WaVe Life Sciences Ltd.
*
1,514 9,844
514,937
Total common stocks
(
Cost
$2,994,028) 3,791,226
Shares
Held Value
SHORT-TERM INVESTMENT - 0 .5%
2
INVESTMENT COMPANY - 0.5%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class,
4.22%
(2)
(Cost $17,661)
17,661 $ 17,661
Total investments - 97.9%
(Cost $3,011,689) 3,808,887
Other assets less liabilities - 2.1% 83,762
Total net assets - 100.0%
#
$ 3,892,649
(1)
Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2025, the
value of these securities was $184,398 or 4.7% of net assets.
(2)
Represents the current yield as of June 30, 2025.
PORTFOLIO DIVERSIFICATION
Dollar values in thousands
Value
Percentage of
Total Investments
Consumer Discretionary $ 205,761 5 .4%
Consumer Staples 273,630 7 .2
Energy 17,178 0 .5
Financials 309,014 8 .1
Health Care 891,754 23 .3
Industrials 1,190,847 31 .3
Information Technology 728,418 19 .1
Materials 99,192 2 .6
Real Estate 52,734 1 .4
Utilities 22,698 0 .6
Short-Term Investment 17,661 0 .5
Total investments $ 3,808,887 100 .0%
TRADING CURRENCIES
Dollar values in thousands
Value
Percentage of
Total Investments
BRL $ 72,440 1 .9%
CAD 196,499 5 .2
CHF 124,060 3 .3
DKK 229,447 6 .0
EUR 482,352 12 .7
GBP 874,891 23 .0
ILS 42,736 1 .1
INR 8,852 0 .2
JPY 691,377 18 .1
KRW 2,920 0 .1
MXN 39,050 1 .0
NOK 28,639 0 .7
SEK 89,983 2 .4
USD 925,641 24 .3
Total investments $ 3,808,887 100 .0%
Definitions of abbreviations and footnotes are detailed on pages 1-2.
See notes to N-PORT Part F.

ARTISAN INTERNATIONAL VALUE FUND
Schedule of Investments — June 30, 2025 (Unaudited)
Shares and dollar values in thousands

Artisan Partners Funds
Security
Acquisition Date
Cost
Value
Percentage of
Total Net Assets
Danone SA (Registered shares)
5/17/2023 - 9/12/2023
$ 1,004,813
$ 1,333,509
3.4%
Pluxee NV (Registered shares)
2/1/2024
18,836
16,058
0.0%
Sodexo SA (Registered shares)
9/4/2020
46,862
45,334
0.1%
Voussoir RE Ltd. (Preferred Shares)
1/13/2023
100,000
144,670
0.4%
Shares
Held Value
COMMON STOCKS - 88.1%
BELGIUM - 1 .3%
Groupe Bruxelles Lambert NV 5,826 $ 496,204
BERMUDA - 0 .4%
Voussoir RE Ltd. (Preferred Shares)
(1)(2)(3) *
1 144,670
BRAZIL - 0 .7%
Pluxee NV 12,016 261,719
Pluxee NV (Registered shares)
(1)(3) *
737 16,058
277,777
CANADA - 3 .9%
Alimentation Couche-Tard, Inc. 11,186 556,058
Suncor Energy, Inc. 26,810 1,004,270
1,560,328
CHINA - 2 .1%
Alibaba Group Holding Ltd. 49,132 687,226
Anhui Conch Cement Co. Ltd., Class H 51,656 131,346
818,572
FINLAND - 1 .8%
Nokia OYJ 50,565 262,434
Nokia OYJ, ADR 85,436 442,561
704,995
FRANCE - 10 .0%
Alstom SA
*
3,962 92,404
Capgemini SE 2,752 470,137
Danone SA 5,542 452,811
Danone SA (Registered shares)
(1)(3)
16,321 1,333,509
Safran SA 3,525 1,145,619
Sodexo SA 6,508 400,159
Sodexo SA (Registered shares)
(1)(3)
737 45,334
3,939,973
GERMANY - 3 .4%
Brenntag SE
(4)
14,448 956,482
Fresenius Medical Care AG 6,472 370,908
1,327,390
INDIA - 2 .8%
HCL Technologies Ltd. 54,944 1,107,467
IRELAND - 1 .7%
Ryanair Holdings plc 23,833 674,344
JAPAN - 0 .7%
Seven & i Holdings Co. Ltd. 17,970 289,881
MEXICO - 0 .5%
Gruma SAB de CV, Class B 10,770 185,752
NETHERLANDS - 4 .7%
Koninklijke Philips NV
(4)
56,521 1,358,872
Universal Music Group NV 15,982 517,331
1,876,203
SOUTH KOREA - 5 .9%
NAVER Corp. 1,742 338,895
Samsung C&T Corp. 1,445 172,802
Samsung Electronics Co. Ltd. 31,239 1,384,196
Samsung Electronics Co. Ltd. (Preference) 12,354 453,108
2,349,001
SWITZERLAND - 11 .3%
ABB Ltd. 25,067 1,494,647
Barry Callebaut AG
(4)
537 585,103
Shares
Held Value
SWITZERLAND (continued)
Cie Financiere Richemont SA 4,767 $ 897,925
DSM-Firmenich AG 2,767 294,142
UBS Group AG 35,433 1,199,037
4,470,854
UNITED KINGDOM - 17 .7%
Associated British Foods plc 26,244 741,377
Berkeley Group Holdings plc
(4)
7,289 386,196
Compass Group plc 28,516 965,631
Diageo plc 39,339 987,098
Lloyds Banking Group plc 802,959 845,374
Pearson plc 31,757 467,078
RELX plc 17,828 963,456
Unilever plc 27,117 1,647,072
7,003,282
UNITED STATES - 19 .2%
Amrize Ltd.
*
8,421 420,088
Arch Capital Group Ltd. 17,649 1,606,960
CNH Industrial NV 26,055 337,673
Garmin Ltd. 4,657 971,922
Holcim AG 8,421 625,144
ICON plc
(4) *
5,370 780,995
Novartis AG 13,414 1,625,798
Sensata Technologies Holding plc
(4)
11,148 335,657
Willis Towers Watson plc 2,828 866,918
7,571,155
Total common stocks
(
Cost
$24,049,809) 34,797,848
SHORT-TERM INVESTMENT - 9.0%
INVESTMENT COMPANY - 9.0%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional
Class, 4.22%
(5)
(Cost $3,546,760)
3,546,760 3,546,760
MISCELLANEOUS SECURITIES - 1.5%
(6)
Total Miscellaneous Securities
(Cost $583,103) 590,348
T otal investments - 98.6%
(Cost $28,179,672 ) 38,934,956
Other assets less liabilities - 1.4% 555,684
Total net assets - 100.0%
#
$39,490,640
(1)
Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $1,539,571, or 3.9% of total net assets. See notes (2) and (3) in the accompanying notes.
(2)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(3)
Security is restricted.
(4)
Affiliated company as defined under the Investment Company Act of 1940.
(5)
Represents the current yield as of June 30, 2025.
(6)
Represents unrestricted previously undisclosed common stocks which the Fund has held for less than one year. One or more securities valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds.

Artisan Partners Funds
PORTFOLIO DIVERSIFICATION
Dollar values in thousands
Value
Percentage of
Total Investments
Communication Services $ 856,226 2 .2%
Consumer Discretionary 4,821,471 12 .4
Consumer Staples 6,778,661 17 .4
Energy 1,004,270 2 .6
Financials 5,436,940 14 .0
Health Care 4,136,573 10 .5
Industrials 6,173,084 15 .9
Information Technology 4,119,903 10 .6
Materials 1,470,720 3 .8
Miscellaneous  Securities 590,348 1 .5
Short-Term Investment 3,546,760 9 .1
Total investments $ 38,934,956 100 .0%
TRADING CURRENCIES
Dollar values in thousands
Value
Percentage of
Total Investments
CAD $ 1,560,328 4 .0%
CHF 6,847,742 17 .6
EUR 9,148,467 23 .5
GBP 7,063,579 18 .2
HKD 818,572 2 .1
INR 1,107,467 2 .8
JPY 819,932 2 .1
KRW 2,349,001 6 .0
MXN 185,752 0 .5
USD 9,034,116 23 .2
Total investments $ 38,934,956 100 .0%
FOREIGN CURRENCY FORWARD CONTRACTS
Values in thousands
Currenc y Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
($)
CNH 6,607,703 USD 926,821 JPM 1/28/2026 10,933
Total unrealized appreciation 10,933
USD 1,601,142 CNH 11,449,998 JPM 1/28/2026 (23,822)
Total unrealized depreciation (23,822)
Net unrealized depreciation (12,889)
Definitions of abbreviations and footnotes are detailed on pages 1-2.
See notes to N-PORT Part F.

ARTISAN MID CAP FUND
Schedule of Investments — June 30, 2025 (Unaudited)
Shares and dollar values in thousands

Artisan Partners Funds
Shares
Held Value
COMMON STOCKS - 98.3%
AEROSPACE & DEFENSE - 1 .2%
BWX Technologies, Inc. 323 $ 46,543
BIOTECHNOLOGY - 11 .9%
Argenx SE, ADR
(1) *
291 160,226
Ascendis Pharma A/S, ADR
(1) *
876 151,137
Insmed, Inc.
*
789 79,395
Twist Bioscience Corp.
*
818 30,102
Veracyte, Inc.
*
1,181 31,929
452,789
BROADLINE RETAIL - 0 .4%
Etsy, Inc.
*
293 14,692
CAPITAL MARKETS - 3 .5%
Ares Management Corp., Class A 172 29,710
LPL Financial Holdings, Inc. 126 47,382
Robinhood Markets, Inc., Class A
*
455 42,559
Tradeweb Markets, Inc., Class A 86 12,602
132,253
COMMUNICATIONS EQUIPMENT - 1 .3%
Arista Networks, Inc.
*
473 48,391
CONSTRUCTION & ENGINEERING - 3 .0%
API Group Corp.
*
1,459 74,507
Comfort Systems USA, Inc. 74 39,442
113,949
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1 .9%
US Foods Holding Corp.
*
928 71,434
DIVERSIFIED CONSUMER SERVICES - 1 .6%
Bright Horizons Family Solutions, Inc.
*
366 45,266
Duolingo, Inc., Class A
*
36 14,733
59,999
ELECTRICAL EQUIPMENT - 0 .7%
Hubbell, Inc., Class B 69 28,060
ENERGY EQUIPMENT & SERVICES - 2 .1%
Baker Hughes Co., Class A 2,117 81,177
ENTERTAINMENT - 12 .1%
Liberty Media Corp-Liberty Formula One, Class C
*
858 89,698
Live Nation Entertainment, Inc.
*
639 96,683
ROBLOX Corp., Class A
*
799 84,101
Spotify Technology SA
*
206 157,948
Take-Two Interactive Software, Inc.
*
138 33,446
461,876
FINANCIAL SERVICES - 0 .5%
Jack Henry & Associates, Inc. 119 21,380
HEALTH CARE EQUIPMENT & SUPPLIES - 5 .9%
Dexcom, Inc.
*
868 75,735
Insulet Corp.
*
165 51,802
iRhythm Technologies, Inc.
*
623 95,975
223,512
HEALTH CARE PROVIDERS & SERVICES - 1 .2%
Cencora, Inc. 159 47,798
Shares
Held Value
HEALTH CARE TECHNOLOGY - 1 .9%
Veeva Systems, Inc., Class A
*
247 $ 71,154
HOTELS, RESTAURANTS & LEISURE - 5 .5%
DoorDash, Inc., Class A
*
429 105,842
Viking Holdings Ltd.
*
762 40,600
Wingstop, Inc. 189 63,508
209,950
INDEPENDENT POWER AND RENEWABLE ELECTRICITY
PRODUCERS - 1 .0%
Vistra Corp. 200 38,745
INSURANCE - 0 .5%
Ryan Specialty Holdings, Inc., Class A 281 19,105
INTERACTIVE MEDIA & SERVICES - 0 .6%
Reddit, Inc., Class A
*
158 23,723
IT SERVICES - 6 .2%
Cloudflare, Inc., Class A
*
266 52,179
Shopify, Inc., Class A
(1) *
700 80,721
Snowflake, Inc., Class A
*
470 105,178
238,078
LIFE SCIENCES TOOLS & SERVICES - 3 .2%
Waters Corp.
*
74 25,899
West Pharmaceutical Services, Inc. 438 95,889
121,788
MACHINERY - 4 .1%
Ingersoll Rand, Inc. 557 46,293
RBC Bearings, Inc.
*
122 46,948
Xylem, Inc. 480 62,040
155,281
PROFESSIONAL SERVICES - 1 .4%
Parsons Corp.
*
463 33,229
Verisk Analytics, Inc., Class A 61 18,971
52,200
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1 .5%
CBRE Group, Inc., Class A
*
409 57,259
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
- 3 .7%
Lattice Semiconductor Corp.
*
911 44,627
MACOM Technology Solutions Holdings, Inc.
*
368 52,779
Monolithic Power Systems, Inc. 62 45,240
142,646
SOFTWARE - 15 .7%
Atlassian Corp., Class A
*
468 95,027
CCC Intelligent Solutions Holdings, Inc.
*
6,839 64,354
Fair Isaac Corp.
*
16 29,028
Guidewire Software, Inc.
*
300 70,739
HubSpot, Inc.
*
51 28,604
Nutanix, Inc., Class A
*
286 21,895
Samsara, Inc., Class A
*
1,187 47,216
Synopsys, Inc.
*
115 58,917
Tyler Technologies, Inc.
*
211 124,879

Artisan Partners Funds
Security
Country
Trading
Currency
Argenx SE
Netherlands
USD
Ascendis Pharma A/S
Denmark
USD
Shopify, Inc.
Canada
USD
Shares
Held Value
SOFTWARE (continued)
Zscaler, Inc.
*
180 $ 56,389
597,048
SPECIALTY RETAIL - 2 .4%
AutoZone, Inc.
*
19 72,081
Floor & Decor Holdings, Inc., Class A
*
243 18,481
90,562
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS
- 1 .5%
Pure Storage, Inc., Class A
*
988 56,913
TRADING COMPANIES & DISTRIBUTORS - 1 .8%
Ferguson Enterprises, Inc. 174 37,891
FTAI Aviation Ltd. 266 30,556
68,447
Total common stocks
(
Cost
$2,491,426) 3,746,752
SHORT-TERM INVESTMENT - 1.0%
INVESTMENT COMPANY - 1.0%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class,
4.22%
(2)
(Cost $37,220)
37,220 37,220
Total investments - 99.3%
(Cost $2,528,646) 3,783,972
Other assets less liabilities - 0.7% 24,960
Total net assets - 100.0%
#
$ 3,808,932
(1)
The Fund considers the company to be from outside the United States.
(2)
Represents the current yield as of June 30, 2025.
PORTFOLIO DIVERSIFICATION
Dollar values in thousands
Value
Percentage of
Total Investments
Communication Services $ 485,599 12 .8%
Consumer Discretionary 375,202 9 .9
Consumer Staples 71,434 1 .9
Energy 81,177 2 .2
Financials 172,737 4 .6
Health Care 917,040 24 .2
Industrials 464,482 12 .3
Information Technology 1,083,077 28 .6
Real Estate 57,259 1 .5
Utilities 38,745 1 .0
Short-Term Investment 37,220 1 .0
Total investments $ 3,783,972 100 .0%
Definitions of abbreviations and footnotes are detailed on pages 1-2.
See notes to N-PORT Part F.

ARTISAN MID CAP VALUE FUND
Schedule of Investments — June 30, 2025 (Unaudited)
Shares and dollar values in thousands

Artisan Partners Funds
Shares
Held Value
COMMON STOCKS - 99.4%
AIR FREIGHT & LOGISTICS - 0 .8%
Expeditors International of Washington, Inc. 72 $ 8,273
BANKS - 7 .3%
Fifth Third Bancorp 334 13,748
First Citizens BancShares, Inc., Class A 18 35,046
M&T Bank Corp. 67 13,049
WaFd, Inc. 445 13,019
74,862
CAPITAL MARKETS - 1 .0%
Moelis & Co., Class A 171 10,685
CONSTRUCTION MATERIALS - 1 .4%
Amrize Ltd.
(1) *
296 14,687
CONSUMER STAPLES DISTRIBUTION & RETAIL - 3 .4%
Dollar General Corp. 154 17,560
Sysco Corp. 233 17,670
35,230
DISTRIBUTORS - 4 .2%
Genuine Parts Co. 188 22,810
LKQ Corp. 542 20,072
42,882
ELECTRIC UTILITIES - 5 .3%
Alliant Energy Corp. 404 24,439
OGE Energy Corp. 677 30,031
54,470
ELECTRICAL EQUIPMENT - 2 .6%
nVent Electric plc 356 26,041
ELECTRONIC EQUIPMENT, INSTRUMENTS &
COMPONENTS - 5 .3%
CDW Corp. 114 20,438
Vontier Corp. 914 33,712
54,150
ENERGY EQUIPMENT & SERVICES - 1 .7%
NOV, Inc. 1,398 17,375
ENTERTAINMENT - 2 .3%
Warner Music Group Corp., Class A 876 23,858
FINANCIAL SERVICES - 2 .2%
Corebridge Financial, Inc. 630 22,381
FOOD PRODUCTS - 2 .2%
Tyson Foods, Inc., Class A 410 22,938
GROUND TRANSPORTATION - 2 .9%
U-Haul Holding Co. 537 29,170
HEALTH CARE EQUIPMENT & SUPPLIES - 4 .2%
Align Technology, Inc.
*
117 22,193
Baxter International, Inc. 672 20,359
42,552
HEALTH CARE PROVIDERS & SERVICES - 4 .2%
Centene Corp.
*
299 16,256
Shares
Held Value
HEALTH CARE PROVIDERS & SERVICES (continued)
Humana, Inc. 110 $ 26,789
43,045
HOTELS, RESTAURANTS & LEISURE - 6 .7%
Expedia Group, Inc. 162 27,338
MGM Resorts International
*
532 18,305
Vail Resorts, Inc. 143 22,393
68,036
INDUSTRIAL REITS - 1 .1%
Lineage, Inc. 247 10,759
INSURANCE - 3 .3%
Arch Capital Group Ltd. 159 14,512
Globe Life, Inc. 155 19,294
33,806
INTERACTIVE MEDIA & SERVICES - 3 .5%
IAC, Inc.
*
373 13,932
Pinterest, Inc., Class A
*
596 21,358
35,290
LEISURE PRODUCTS - 1 .3%
Polaris, Inc. 321 13,055
LIFE SCIENCES TOOLS & SERVICES - 5 .6%
Bio-Rad Laboratories, Inc., Class A
*
47 11,285
ICON plc
*
149 21,618
Waters Corp.
*
71 24,610
57,513
MACHINERY - 2 .1%
Otis Worldwide Corp. 220 21,743
MEDIA - 4 .3%
Cable One, Inc. 29 3,898
News Corp., Class A 723 21,503
Omnicom Group, Inc. 257 18,515
43,916
OIL, GAS & CONSUMABLE FUELS - 2 .0%
Permian Resources Corp., Class A 1,484 20,215
PROFESSIONAL SERVICES - 3 .0%
Genpact Ltd. 704 30,990
RETAIL REITS - 2 .1%
NNN REIT, Inc. 505 21,789
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
- 2 .4%
Analog Devices, Inc. 102 24,344
SOFTWARE - 1 .7%
Check Point Software Technologies Ltd.
(2) *
80 17,607
SPECIALIZED REITS - 5 .0%
Lamar Advertising Co., Class A 274 33,310
Public Storage 61 17,975
51,285
SPECIALTY RETAIL - 2 .0%
Asbury Automotive Group, Inc.
*
84 20,136

Artisan Partners Funds
Security
Country
Trading
Currency
Check Point Software Technologies Ltd.
Israel
USD
Shares
Held Value
SPECIALTY RETAIL (continued)
Vitamin Oldco Holdings, Inc. (escrow shares)
(3)(4) *
220 $ —
20,136
TRADING COMPANIES & DISTRIBUTORS - 2 .3%
Ferguson Enterprises, Inc. 105 22,969
Total common stocks
(
Cost
$769,212) 1,016,052
SHORT-TERM INVESTMENT - 1.3%
INVESTMENT COMPANY - 1.3%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class,
4.22%
(5)(6)
(Cost $13,510)
13,510 13,510
Total investments - 100.7%
(Cost $782,722) 1,029,562
Other assets less liabilities - (0.7%) (7,329)
Total net assets - 100.0%
#
$ 1,022,233
(1)
All or a portion of security is on loan at June 30, 2025.
(2)
The Fund considers the company to be from outside the United States.
(3)
Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $0, or 0.0% of total net assets. See notes (2) and (3) in the accompanying notes.
(4)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(5)
Security is partially used as collateral for securities lending. At June 30, 2025, the Fund had loaned securities with a total value of $13,388. This was collateralized by cash of $13,510 which was subsequently invested in an investment company.
(6)
Represents the current yield as of June 30, 2025.
PORTFOLIO DIVERSIFICATION
Dollar values in thousands
Value
Percentage of
Total Investments
Communication Services $ 103,062 10 .0%
Consumer Discretionary 144,109 14 .0
Consumer Staples 58,168 5 .6
Energy 37,590 3 .7
Financials 141,734 13 .8
Health Care 143,111 13 .9
Industrials 139,186 13 .5
Information Technology 96,101 9 .4
Materials 14,687 1 .4
Real Estate 83,833 8 .1
Utilities 54,471 5 .3
Short-Term Investment 13,510 1 .3
Total investments $ 1,029,562 100 .0%
Definitions of abbreviations and footnotes are detailed on pages 1-2.
See notes to N-PORT Part F.

ARTISAN SELECT EQUITY FUND
Schedule of Investments — June 30, 2025 (Unaudited)
Shares and dollar values in thousands

Artisan Partners Funds
Security
Country
Trading
Currency
Heidelberg Materials AG
Germany
EUR
Samsung Electronics Co. Ltd.
South Korea
KRW
Shares
Held Value
COMMON STOCKS - 94.2%
AUTOMOBILES - 1.1%
Harley-Davidson, Inc. 31 $ 728
BANKS - 4.4%
Citigroup, Inc. 34 2,932
CAPITAL MARKETS - 10.2%
Bank of New York Mellon Corp. (The) 36 3,287
Charles Schwab Corp. (The) 39 3,522
6,809
CHEMICALS - 3.9%
Axalta Coating Systems Ltd.
*
87 2,589
CONSTRUCTION MATERIALS - 5.4%
Heidelberg Materials AG
(1)
15 3,622
CONSUMER FINANCE - 5.5%
American Express Co. 12 3,682
FINANCIAL SERVICES - 6.4%
Berkshire Hathaway, Inc., Class B
*
6 2,875
PayPal Holdings, Inc.
*
19 1,392
4,267
HEALTH CARE PROVIDERS & SERVICES - 9.6%
Elevance Health, Inc. 9 3,346
Henry Schein, Inc.
*
42 3,073
6,419
HOTELS, RESTAURANTS & LEISURE - 5.3%
Aramark 84 3,532
INSURANCE - 11.1%
Aon plc, Class A 3 1,115
Everest Group Ltd. 4 1,502
Marsh & McLennan Cos., Inc. 9 2,034
Progressive Corp. (The) 10 2,727
7,378
INTERACTIVE MEDIA & SERVICES - 11.0%
Alphabet, Inc., Class A 20 3,510
Meta Platforms, Inc., Class A 5 3,792
7,302
LIFE SCIENCES TOOLS & SERVICES - 3.5%
IQVIA Holdings, Inc.
*
15 2,296
MACHINERY - 3.6%
Snap-on, Inc. 8 2,360
OIL, GAS & CONSUMABLE FUELS - 5.1%
Shell plc 98 3,419
PASSENGER AIRLINES - 1.7%
Southwest Airlines Co. 35 1,142
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.9%
Lam Research Corp. 20 1,910
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 3.5%
Samsung Electronics Co. Ltd.
(1)
52 2,303
Total common stocks
(
Cost
$44,422) 62,690
Shares
Held Value
SHORT-TERM INVESTMENT - 5.1%
INVESTMENT COMPANY - 5.1%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class,
4.22%
(2)
(Cost $3,408)
3,408 $ 3,408
Total investments - 99.3%
(Cost $47,830) 66,098
Other assets less liabilities - 0.7% 454
Total net assets - 100.0%
#
$ 66,552
(1)
The Fund considers the company to be from outside the United States.
(2)
Represents the current yield as of June 30, 2025.
PORTFOLIO DIVERSIFICATION
Dollar values in thousands
Value
Percentage of
Total Investments
Communication Services $ 7,302 11 .0%
Consumer Discretionary 4,260 6 .4
Energy 3,419 5 .2
Financials 25,068 37 .9
Health Care 8,715 13 .2
Industrials 3,502 5 .3
Information Technology 4,213 6 .4
Materials 6,211 9 .4
Short-Term Investment 3,408 5 .2
Total investments $ 66,098 100 .0%
TRADING CURRENCIES
Dollar values in thousands
Value
Percentage of
Total Investments
EUR $ 3,622 5 .5%
GBP 3,419 5 .2
KRW 2,303 3 .4
USD 56,754 85 .9
Total investments $ 66,098 100 .0%
FOREIGN CURRENCY FORWARD CONTRACTS
Values in thousands
Currenc y Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
($)
CNH 20,606 USD 2,878 JPM 12/17/2025 38
Total unrealized appreciation 38
USD 2,870 CNH 20,606 JPM 12/17/2025 (46)
Total unrealized depreciation (46)
Net unrealized depreciation (8)
Definitions of abbreviations and footnotes are detailed on pages 1-2.
See notes to N-PORT Part F.

ARTISAN SMALL CAP FUND
Schedule of Investments — June 30, 2025 (Unaudited)
Shares and dollar values in thousands

Artisan Partners Funds
Shares
Held Value
COMMON STOCKS - 98.0%
AEROSPACE & DEFENSE - 4 .3%
BWX Technologies, Inc. 131 $ 18,892
Kratos Defense & Security Solutions, Inc.
*
416 19,338
Loar Holdings, Inc.
*
107 9,180
47,410
AUTOMOBILE COMPONENTS - 2 .2%
Modine Manufacturing Co.
*
247 24,311
BEVERAGES - 2 .3%
Vita Coco Co., Inc. (The)
*
711 25,655
BIOTECHNOLOGY - 15 .4%
Ascendis Pharma A/S, ADR
(1) *
375 64,761
Halozyme Therapeutics, Inc.
*
314 16,338
Insmed, Inc.
*
276 27,797
Madrigal Pharmaceuticals, Inc.
*
28 8,366
Rhythm Pharmaceuticals, Inc.
*
68 4,309
Twist Bioscience Corp.
*
747 27,500
Veracyte, Inc.
*
800 21,616
170,687
CAPITAL MARKETS - 2 .1%
Hamilton Lane, Inc., Class A 98 13,890
Marex Group plc
(1)
228 8,993
22,883
COMMERCIAL SERVICES & SUPPLIES - 2 .3%
VSE Corp. 197 25,815
DIVERSIFIED CONSUMER SERVICES - 2 .0%
Bright Horizons Family Solutions, Inc.
*
178 21,987
ELECTRONIC EQUIPMENT, INSTRUMENTS &
COMPONENTS - 4 .5%
Flex Ltd.
*
826 41,223
Novanta, Inc.
*
67 8,621
49,844
ENERGY EQUIPMENT & SERVICES - 0 .9%
Aris Water Solutions, Inc., Class A 429 10,153
HEALTH CARE EQUIPMENT & SUPPLIES - 9 .0%
Inspire Medical Systems, Inc.
*
83 10,770
Integer Holdings Corp.
*
85 10,446
iRhythm Technologies, Inc.
*
217 33,353
Lantheus Holdings, Inc.
*
160 13,123
Penumbra, Inc.
*
78 20,144
PROCEPT BioRobotics Corp.
*
209 12,063
99,899
HEALTH CARE PROVIDERS & SERVICES - 2 .3%
HealthEquity, Inc.
*
240 25,185
HOTELS, RESTAURANTS & LEISURE - 2 .0%
Cava Group, Inc.
*
65 5,461
Wingstop, Inc. 49 16,526
21,987
HOUSEHOLD DURABLES - 2 .6%
Installed Building Products, Inc. 61 10,943
Shares
Held Value
HOUSEHOLD DURABLES (continued)
SharkNinja, Inc.
*
185 $ 18,321
29,264
LIFE SCIENCES TOOLS & SERVICES - 3 .5%
Repligen Corp.
*
83 10,312
Stevanato Group SpA
(1)
1,179 28,810
39,122
MACHINERY - 5 .9%
Flowserve Corp. 268 14,014
JBT Marel Corp. 140 16,884
SPX Technologies, Inc.
*
207 34,777
65,675
PROFESSIONAL SERVICES - 1 .5%
Parsons Corp.
*
240 17,219
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1 .4%
Colliers International Group, Inc.
(1)
121 15,792
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
- 7 .7%
Astera Labs, Inc.
*
116 10,444
Lattice Semiconductor Corp.
*
639 31,304
MACOM Technology Solutions Holdings, Inc.
*
301 43,165
84,913
SOFTWARE - 19 .0%
CCC Intelligent Solutions Holdings, Inc.
*
2,783 26,184
Clearwater Analytics Holdings, Inc., Class A
*
421 9,226
Confluent, Inc., Class A
*
670 16,705
Elastic NV
*
151 12,762
Gitlab, Inc., Class A
*
260 11,747
Guidewire Software, Inc.
*
188 44,351
Intapp, Inc.
*
513 26,483
Procore Technologies, Inc.
*
385 26,371
SentinelOne, Inc., Class A
*
548 10,022
ServiceTitan, Inc., Class A
(2) *
154 16,523
Vertex, Inc., Class A
*
296 10,461
210,835
SPECIALTY RETAIL - 1 .0%
Warby Parker, Inc., Class A
*
491 10,765
TEXTILES, APPAREL & LUXURY GOODS - 1 .5%
Birkenstock Holding plc
(1) *
347 17,043
TRADING COMPANIES & DISTRIBUTORS - 4 .6%
Applied Industrial Technologies, Inc. 124 28,818
FTAI Aviation Ltd. 112 12,855
SiteOne Landscape Supply, Inc.
*
80 9,672
51,345
Total common stocks
(
Cost
$842,405) 1,087,789

Artisan Partners Funds
Security
Country
Trading
Currency
Ascendis Pharma A/S
Denmark
USD
Birkenstock Holding plc
Germany
USD
Colliers International Group, Inc.
Canada
USD
Marex Group plc
United Kingdom
USD
Stevanato Group SpA
Italy
USD
Shares
Held Value
SHORT-TERM INVESTMENT - 1.4%
INVESTMENT COMPANY - 1.4%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class,
4.22%
(3)(4)
(Cost $15,327)
15,327 $ 15,327
Total investments - 99.4%
(Cost $857,732) 1,103,116
Other assets less liabilities - 0.6% 6,329
Total net assets - 100.0%
#
$ 1,109,445
(1)
The Fund considers the company to be from outside the United States.
(2)
All or a portion of security is on loan at June 30, 2025.
(3)
Security is partially used as collateral for securities lending. At June 30, 2025, the Fund had loaned securities with a total value of $2,626. This was collateralized by cash of $2,701 which was subsequently invested in an investment company.
(4)
Represents the current yield as of June 30, 2025.
PORTFOLIO DIVERSIFICATION
Dollar values in thousands
Value
Percentage of
Total Investments
Consumer Discretionary $ 125,357 11 .4%
Consumer Staples 25,655 2 .3
Energy 10,153 0 .9
Financials 22,883 2 .1
Health Care 334,891 30 .4
Industrials 207,466 18 .8
Information Technology 345,592 31 .3
Real Estate 15,792 1 .4
Short-Term Investment 15,327 1 .4
Total investments $ 1,103,116 100 .0%
Definitions of abbreviations and footnotes are detailed on pages 1-2.
See notes to N-PORT Part F.

ARTISAN SUSTAINABLE EMERGING MARKETS FUND
Schedule of Investments — June 30, 2025 (Unaudited)
Shares and dollar values in thousands

Artisan Partners Funds
Shares
Held Value
COMMON STOCKS - 98.3%
ARGENTINA - 1.5%
Vista Energy SAB de CV, ADR
*
89 $ 4,236
BRAZIL - 9.2%
GPS Participacoes e Empreendimentos SA
(1)
1,279 3,732
Itau Unibanco Holding SA (Preference) 731 4,963
MercadoLibre, Inc.
*
4 9,158
Vale SA 270 2,614
Vivara Participacoes SA 617 3,074
VTEX, Class A
*
224 1,476
25,017
CHINA - 16.4%
Alibaba Group Holding Ltd. 679 9,502
Baidu, Inc., Class A
*
171 1,819
BYD Co. Ltd., Class H 206 3,215
Prosus NV 87 4,845
Tencent Holdings Ltd. 161 10,329
Trip.com Group Ltd. 74 4,322
Wuxi Biologics Cayman, Inc.
(2) *
1,438 4,699
Zhuzhou CRRC Times Electric Co. Ltd., Class H 1,520 6,120
44,851
EGYPT - 0.6%
Commercial International Bank - Egypt (CIB), GDR
(2)
1,017 1,708
GEORGIA - 0.7%
Lion Finance Group plc 20 1,912
GREECE - 3.2%
Alpha Bank SA 1,166 4,105
Metlen Energy & Metals SA 85 4,591
8,696
HONG KONG - 1.4%
AIA Group Ltd. 418 3,753
INDIA - 9.9%
Dabur India Ltd. 322 1,823
Havells India Ltd. 215 3,896
ICICI Bank Ltd. 617 10,397
Infosys Ltd. 175 3,278
Lemon Tree Hotels Ltd.
(2) *
477 779
Reliance Industries Ltd. 388 6,797
26,970
INDONESIA - 1.2%
Bank Rakyat Indonesia Persero Tbk. PT 8,366 1,927
Indofood CBP Sukses Makmur Tbk. PT 2,222 1,437
3,364
KAZAKHSTAN - 1.2%
Kaspi.KZ JSC, ADR 38 3,256
MALAYSIA - 1.3%
Frontken Corp. Bhd. 2,054 1,932
MR DIY Group M Bhd.
(2)
4,198 1,635
3,567
MEXICO - 3.7%
Cemex SAB de CV 4,596 3,181
Gentera SAB de CV 1,974 4,212
Prologis Property Mexico SA de CV, REIT 710 2,678
10,071
PANAMA - 1.2%
Copa Holdings SA, Class A 29 3,219
Shares
Held Value
PERU - 2.4%
Cia de Minas Buenaventura SAA, ADR 166 $ 2,726
Credicorp Ltd. 17 3,788
6,514
RUSSIA - 0.0%
Sberbank of Russia PJSC
(3)(4)(5) *
265 —
SINGAPORE - 0.8%
Sea Ltd., ADR
*
14 2,257
SLOVENIA - 0.9%
Nova Ljubljanska Banka dd, GDR
(2)
67 2,383
SOUTH AFRICA - 2.9%
FirstRand Ltd. 965 4,125
MTN Group Ltd. 489 3,894
8,019
SOUTH KOREA - 13.3%
Cosmax, Inc. 26 5,367
Doosan Enerbility Co. Ltd.
*
186 9,439
HD Hyundai Electric Co. Ltd. 7 2,646
Kia Corp. 46 3,299
Samsung Biologics Co. Ltd.
(2) *
7 5,277
Shinhan Financial Group Co. Ltd. 53 2,424
SK Hynix, Inc. 36 7,772
36,224
TAIWAN - 19.4%
E Ink Holdings, Inc. 985 7,454
MediaTek, Inc. 195 8,336
Taiwan Semiconductor Manufacturing Co. Ltd. 1,023 37,108
52,898
THAILAND - 0.5%
Bangkok Bank PCL
(3)
334 1,427
TURKEY - 0.6%
BIM Birlesik Magazalar A/S 128 1,588
UNITED ARAB EMIRATES - 1.1%
ADNOC Logistics & Services 1,317 1,671
Borouge plc 2,079 1,438
3,109
UNITED KINGDOM - 2.0%
Anglogold Ashanti plc 118 5,359
UNITED STATES - 0.7%
Globant SA
*
20 1,839
VIETNAM - 2.2%
Vietnam Technological & Commercial Joint Stock Bank
*
4,582 6,000
Total common stocks
(
Cost
$189,598) 268,237

Artisan Partners Funds
Security
Acquisition Date
Cost
Value
Percentage of
Total Net Assets
Sberbank of Russia PJSC
1/8/2019 - 3/25/2020
$ 772
$ –
0.0%
No. of Warrants
‡
Value
WARRANT - 1.1%
Cayman Islands - 1.1%
Talos III Spc, expiring 1/27/2026, strike price
$0.00001
(Cost $2,685)
(3)
*
1,005 $ 2,888
Total investments - 99.4%
(Cost $192,283) 271,125
Other assets less liabilities - 0.6% 1,686
Total net assets - 100.0%
#
$ 272,811
(1)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. May be resold in transactions exempt from registration, normally to qualified institutional buyers.
(2)
Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933. At June 30, 2025, the
value of these securities was $16,481 or 6.0% of net assets.
(3)
Valued at a fair value in accordance with procedures established by the board of directors of Artisan Partners Funds. In total, securities valued at a fair value were $4,315, or 1.6% of total net assets. See notes (2) and (3) in the accompanying notes.
(4)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(5)
Security is restricted.
PORTFOLIO DIVERSIFICATION
Dollar values in thousands
Value
Percentage of
Total Investments
Communication Services $ 19,775 7 .3%
Consumer Discretionary 39,829 14 .7
Consumer Staples 10,215 3 .8
Energy 12,704 4 .7
Financials 59,268 21 .9
Health Care 9,976 3 .7
Industrials 35,575 13 .1
Information Technology 65,787 24 .2
Materials 15,318 5 .6
Real Estate 2,678 1 .0
Total investments $ 271,125 100 .0%
TRADING CURRENCIES
Dollar values in thousands
Value
Percentage of
Total Investments
AED $ 3,109 1 .2%
BRL 14,383 5 .3
EUR 15,924 5 .9
GBP 1,912 0 .7
HKD 43,759 16 .1
IDR 3,364 1 .2
INR 26,970 9 .9
KRW 36,224 13 .4
MXN 10,071 3 .7
MYR 3,567 1 .3
THB 1,427 0 .5
TRY 1,588 0 .6
TWD 52,898 19 .5
USD 41,910 15 .5
VND 6,000 2 .2
ZAR 8,019 3 .0
Total investments $ 271,125 100 .0%
Definitions of abbreviations and footnotes are detailed on pages 1-2.
See notes to N-PORT Part F.

ARTISAN VALUE FUND
Schedule of Investments — June 30, 2025 (Unaudited)
Shares and dollar values in thousands

Artisan Partners Funds
Security
Country
Trading
Currency
Airbus SE
France
EUR
ASML Holding NV
Netherlands
EUR
Diageo plc
United Kingdom
GBP
Heineken Holding NV
Netherlands
EUR
Kerry Group plc
Ireland
EUR
Koninklijke Philips NV
Netherlands
EUR
NXP Semiconductors NV
Netherlands
USD
Safran SA
France
EUR
Shares
Held Value
COMMON STOCKS - 96.3%
AEROSPACE & DEFENSE - 6 .0%
Airbus SE
(1)
39 $ 8,233
Safran SA
(1)
34 11,155
19,388
AIR FREIGHT & LOGISTICS - 2 .6%
United Parcel Service, Inc., Class B 81 8,203
BANKS - 9 .5%
Bank of America Corp. 188 8,895
PNC Financial Services Group, Inc. (The) 37 6,960
US Bancorp 55 2,487
Wells Fargo & Co. 154 12,333
30,675
BEVERAGES - 5 .8%
Diageo plc
(1)
323 8,104
Heineken Holding NV
(1)
143 10,629
18,733
CAPITAL MARKETS - 6 .3%
CME Group, Inc. 21 5,684
Goldman Sachs Group, Inc. (The) 12 8,235
Morgan Stanley 45 6,357
20,276
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1 .7%
Dollar General Corp. 47 5,378
ENERGY EQUIPMENT & SERVICES - 2 .1%
Schlumberger NV 202 6,832
ENTERTAINMENT - 2 .2%
Walt Disney Co. (The) 58 7,230
FINANCIAL SERVICES - 9 .4%
Berkshire Hathaway, Inc., Class B
*
10 4,991
Fiserv, Inc.
*
39 6,696
PayPal Holdings, Inc.
*
150 11,131
Visa, Inc., Class A 21 7,585
30,403
FOOD PRODUCTS - 4 .3%
Kerry Group plc, Class A
(1)
79 8,674
Nestle SA 54 5,334
14,008
HEALTH CARE EQUIPMENT & SUPPLIES - 5 .5%
Baxter International, Inc. 173 5,233
Koninklijke Philips NV
(1)
253 6,071
Medtronic plc 75 6,570
17,874
HEALTH CARE PROVIDERS & SERVICES - 5 .1%
Cigna Group (The) 25 8,354
Humana, Inc. 34 8,215
16,569
HOTELS, RESTAURANTS & LEISURE - 2 .7%
Booking Holdings, Inc. 2 8,748
Shares
Held Value
INSURANCE - 2 .0%
Arch Capital Group Ltd. 70 $ 6,410
INTERACTIVE MEDIA & SERVICES - 5 .0%
Alphabet, Inc., Class C 54 9,584
Meta Platforms, Inc., Class A 9 6,511
16,095
LIFE SCIENCES TOOLS & SERVICES - 2 .2%
Thermo Fisher Scientific, Inc. 18 7,136
MEDIA - 2 .8%
Comcast Corp., Class A 255 9,106
OIL, GAS & CONSUMABLE FUELS - 4 .7%
Diamondback Energy, Inc. 45 6,186
EOG Resources, Inc. 76 9,126
15,312
PHARMACEUTICALS - 2 .0%
Merck & Co., Inc. 81 6,450
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
- 10 .4%
ASML Holding NV
(1)
10 8,098
Lam Research Corp. 81 7,932
NXP Semiconductors NV
(1)
36 7,947
Texas Instruments, Inc. 47 9,668
33,645
TOBACCO - 4 .0%
Altria Group, Inc. 38 2,239
Philip Morris International, Inc. 59 10,730
12,969
Total common stocks
(
Cost
$217,251) 311,440
SHORT-TERM INVESTMENT - 3.2%
INVESTMENT COMPANY - 3.2%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class,
4.22%
(2)
(Cost $10,226)
10,226 10,226
Total investments - 99.5%
(Cost $227,477) 321,666
Other assets less liabilities - 0.5% 1,491
Total net assets - 100.0%
#
$ 323,157
(1)
The Fund considers the company to be from outside the United States.

Artisan Partners Funds
(2)
Represents the current yield as of June 30, 2025.
PORTFOLIO DIVERSIFICATION
Dollar values in thousands
Value
Percentage of
Total Investments
Communication Services $ 32,431 10 .1%
Consumer Discretionary 8,747 2 .7
Consumer Staples 51,089 15 .9
Energy 22,144 6 .9
Financials 87,764 27 .3
Health Care 48,028 14 .9
Industrials 27,591 8 .6
Information Technology 33,646 10 .4
Short-Term Investment 10,226 3 .2
Total investments $ 321,666 100 .0%
TRADING CURRENCIES
Dollar values in thousands
Value
Percentage of
Total Investments
CHF $ 5,335 1 .7%
EUR 52,861 16 .4
GBP 8,104 2 .5
USD 255,366 79 .4
Total investments $ 321,666 100 .0%
Definitions of abbreviations and footnotes are detailed on pages 1-2.
See notes to N-PORT Part F.

ARTISAN VALUE INCOME FUND
Schedule of Investments — June 30, 2025 (Unaudited)
Principal amount, shares and dollar values in thousands

Artisan Partners Funds
Shares
Held Value
COMMON STOCKS - 93.9%
AIR FREIGHT & LOGISTICS - 1 .2%
United Parcel Service, Inc., Class B 2 $ 201
BANKS - 7 .6%
Bank of America Corp. 6 303
Fifth Third Bancorp 3 123
M&T Bank Corp. 1 149
PNC Financial Services Group, Inc. (The) 1 216
Wells Fargo & Co. 6 443
1,234
BEVERAGES - 5 .6%
Coca-Cola Co. (The) 3 218
Diageo plc
(1)
11 269
Heineken Holding NV
(1)
6 427
914
CAPITAL MARKETS - 5 .3%
CME Group, Inc. 1 243
Goldman Sachs Group, Inc. (The)
–
^
230
Moelis & Co., Class A 2 113
Morgan Stanley 2 280
866
CONSTRUCTION MATERIALS - 1 .4%
Amrize Ltd.
(2)
*
4 223
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1 .2%
Sysco Corp. 3 193
DISTRIBUTORS - 2 .8%
Genuine Parts Co. 2 246
LKQ Corp. 6 211
457
ELECTRIC UTILITIES - 9 .7%
Alliant Energy Corp. 5 283
Evergy, Inc. 4 297
IDACORP, Inc. 2 218
OGE Energy Corp. 9 381
PPL Corp. 12 390
1,569
ELECTRICAL EQUIPMENT - 1 .5%
nVent Electric plc 3 244
ENERGY EQUIPMENT & SERVICES - 1 .2%
Schlumberger NV 6 198
ENTERTAINMENT - 1 .7%
Warner Music Group Corp., Class A 10 273
FINANCIAL SERVICES - 3 .5%
Corebridge Financial, Inc. 10 337
Visa, Inc., Class A 1 228
565
FOOD PRODUCTS - 4 .5%
Kerry Group plc, Class A
(1)
3 277
Nestle SA 2 164
Shares
Held Value
FOOD PRODUCTS (continued)
Tyson Foods, Inc., Class A 5 $ 292
733
GAS UTILITIES - 0 .5%
Atmos Energy Corp. 1 82
HEALTH CARE EQUIPMENT & SUPPLIES - 4 .7%
Baxter International, Inc. 8 248
Koninklijke Philips NV
(1)(2)
9 222
Medtronic plc 3 295
765
HEALTH CARE REITS - 1 .6%
Universal Health Realty Income Trust 7 262
HOTELS, RESTAURANTS & LEISURE - 3 .1%
MGM China Holdings Ltd.
(1)
166 272
Vail Resorts, Inc. 1 231
503
INDUSTRIAL REITS - 1 .0%
Lineage, Inc. 4 160
LEISURE PRODUCTS - 1 .5%
Polaris, Inc. 6 240
MACHINERY - 2 .2%
Otis Worldwide Corp. 4 357
MEDIA - 3 .7%
Cable One, Inc.
–
^
7
Comcast Corp., Class A
(3)
11 390
Omnicom Group, Inc. 3 211
608
OIL, GAS & CONSUMABLE FUELS - 5 .4%
Diamondback Energy, Inc. 2 239
EOG Resources, Inc. 3 401
Permian Resources Corp., Class A 18 241
881
PASSENGER AIRLINES - 2 .9%
Ryanair Holdings plc
(1)
16 465
PHARMACEUTICALS - 1 .8%
Merck & Co., Inc. 4 285
RETAIL REITS - 1 .8%
NNN REIT, Inc. 7 285
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
- 7 .0%
ASML Holding NV
(1)
–
^
274
Lam Research Corp. 3 256
NXP Semiconductors NV
(1)
1 311
Texas Instruments, Inc. 1 302
1,143
SPECIALIZED REITS - 4 .8%
Lamar Advertising Co., Class A 5 575
Public Storage 1 198
773

Artisan Partners Funds
Security
Country
Trading
Currency
ASML Holding NV
Netherlands
EUR
Diageo plc
United Kingdom
GBP
Heineken Holding NV
Netherlands
EUR
Kerry Group plc
Ireland
EUR
Koninklijke Philips NV
Netherlands
EUR
MGM China Holdings Ltd.
Macau
HKD
NXP Semiconductors NV
Netherlands
USD
Ryanair Holdings plc
Ireland
EUR
Shares
Held Value
TOBACCO - 4 .7%
Altria Group, Inc. 1 $ 87
Philip Morris International, Inc.
(3)
4 675
762
Total common stocks
(
Cost
$13,781) 15,241
Principal
Amount
CORPORATE BONDS - 2.3%
BROADLINE RETAIL - 1 .3%
ANGI Group LLC
3.88%, 8/15/2028
(4)
228 212
MEDIA - 1 .0%
Cable One, Inc.
4.00%, 11/15/2030
(4)
209 165
Total corporate bonds
(
Cost
$369) 377
Shares
Held
PREFERRED STOCK - 1.6%
BANKS - 1 .6%
WaFd, Inc. Series A, 4.88%
(5)
(Cost $234) 17 266
Principal
Amount
CONVERTIBLE BOND - 0.5%
MEDIA - 0 .5%
Cable One, Inc.
1.13%, 3/15/2028 (Cost $94) 97 74
Shares
Held
SHORT-TERM INVESTMENT - 2.9%
INVESTMENT COMPANY - 2.9%
BlackRock Liquidity Funds Treasury Trust Fund - Institutional Class,
4.22%
(6)(7)
(Cost $473)
473 473
Total investments - 101.2%
(Cost $14,951) 16,431
WRITTEN OPTION CONTRACTS - (0.3)%
(Premiums received $(26)) (45)
Other assets less liabilities - (0.9%) (150)
Total net assets - 100.0%
#
$ 16,236
(1)
The Fund considers the company to be from outside the United States.
(2)
All or a portion of security is on loan at June 30, 2025.
(3)
At June 30, 2025, all or a portion of this security was pledged to cover collateral requirements for written options.
(4)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. May be resold in transactions exempt from registration, normally to qualified institutional buyers.
(5)
Perpetual security. The rate reflected was the rate in effect on June 30, 2025.
(6)
Security is partially used as collateral for securities lending. At June 30, 2025, the Fund had loaned securities with a total value of $208. This was collateralized by cash of $210 which was subsequently invested in an investment company.
(7)
Represents the current yield as of June 30, 2025.
PORTFOLIO DIVERSIFICATION
Dollar values in thousands
Value
Percentage of
Total Investments
Communication Services $ 1,120 6 .8%
Consumer Discretionary 1,412 8 .6
Consumer Staples 2,602 15 .8
Energy 1,079 6 .6
Financials 2,930 17 .8
Health Care 1,050 6 .4
Industrials 1,267 7 .7
Information Technology 1,143 6 .9
Materials 223 1 .4
Real Estate 1,480 9 .0
Utilities 1,652 10 .1
Short-Term Investment 473 2 .9
Total investments $ 16,431 100 .0%
TRADING CURRENCIES
Dollar values in thousands
Value
Percentage of
Total Investments
CHF $ 164 1 .0%
EUR 1,665 10 .1
GBP 269 1 .6
HKD 272 1 .7
USD 14,061 85 .6
Total investments $ 16,431 100 .0%

Artisan Partners Funds
WRITTEN OPTION CONTRACTS
Dollar values in thousands except exercise price
Call Options
Number of
Contracts ‡ Description
Exercise
Price
($)
Notional
Amount
($) Expiration Date
Premiums Paid
(Received)
by Fund
($)
Market
Value
($)
Unrealized
Appreciation
(Depreciation)
($)
2 Atmos Energy Corp. 145.00 31 08/15/25 (1) (2) (1)
2 CME Group, Inc. 260.00 55 09/19/25 (2) (4) (2)
2 CME Group, Inc. 310.00 55 12/19/25 (2) (1) 1
5 Coca-Cola Co. (The) 77.50 35 11/21/25 (2) (1) 1
14 Corebridge Financial, Inc. 36.00 50 08/15/25 (2) (2) –
^
1 Goldman Sachs Group, Inc. (The) 695.00 71 08/15/25 (3) (4) (1)
5 Otis Worldwide Corp. 100.00 50 11/21/25 (2) (3) (1)
5 Philip Morris International, Inc. 155.00 91 09/19/25 (4) (15) (11)
5 Philip Morris International, Inc. 175.00 91 11/21/25 (5) (9) (4)
1 Visa, Inc. 340.00 36 09/19/25 (2) (3) (1)
1 Visa, Inc. 380.00 36 12/19/25 (1) (1) –
^
Total written option contracts $ – $ – $ –
Total written option contracts (26) (45) (19)
Definitions of abbreviations and footnotes are detailed on pages 1-2.
See notes to N-PORT Part F.

ARTISAN PARTNERS FUNDS
Notes to N-PORT Part F — June 30, 2025 (UNAUDITED)

Artisan Partners Funds
As of June 30, 2025, Artisan Partners Funds, Inc. (“Artisan Partners Funds”) is a series company comprised of twenty-one series and follows specialized accounting and reporting under FASB Accounting Standards Codification Topic 946, Financial Services
– Investment Companies.
(1) Investments in Subsidiaries:
Emerging Markets Debt Opportunities Fund and Global Unconstrained Fund may make investments in securities, derivatives and other instruments, directly or through investments in Artisan Emerging Markets Debt Opportunities Subsidiary Ltd. and
Artisan Global Unconstrained Subsidiary Ltd., respectively, each a wholly owned subsidiary of the respective Fund organized under the laws of the Cayman Islands (each referred to herein as the “Subsidiary” or collectively the “Subsidiaries”). The consolidated Schedules of Investments include the holdings of each Fund and its Subsidiary. All intercompany transactions and balances have been eliminated. As of June 30, 2025, Artisan Emerging Markets Debt Opportunities Subsidiary Ltd.
had $7,066,384 in net assets, representing 6.53% of Emerging Markets Debt Opportunities Fund’s net assets and Artisan
Global Unconstrained Subsidiary Ltd. had $17,302,784 in net assets, representing 4.47% of Global Unconstrained Fund’s net assets.
(2) Valuation:
The net asset value (“NAV”) of the shares of each class of each Fund is determined as of the close of regular session trading on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m., Eastern Time) each day the NYSE is open for regular session trading. For financial reporting purposes, information available subsequent to the close of NYSE trading and up to the date of issuance of the Schedules of Investments is considered in determining a fair value for investments held in each Fund and the resulting NAV presented.
In determining each Fund’s NAV for financial reporting purposes, each equity security and exchange traded fund (“ETF”) held by the Fund traded on a securities exchange, or over-the-counter is valued at the closing price on the exchange or market designated by the Funds’ accounting agent or pricing vendor as the principal exchange (each, a “principal exchange”). The closing price provided by the pricing vendor for an exchange may differ from the price quoted elsewhere and may represent information such as last sales price, an official closing price, a closing auction price or other information, depending on exchange or market convention. Absent closing price information for an equity security from the principal exchange, the security is valued using (i) the closing price on another exchange on which the security traded (if such price is made available by a pricing vendor) or (ii) the most recent bid quotation on the principal exchange or, if such bid is not available, from a secondary exchange or in the over-the-counter market. Securities trading primarily outside the US may have fair value factors applied where the applicable trading market is closed or as a result of significant market movements following the close of local trading. Equity-linked securities, such as participation certificates, participation notes or access notes, are valued by referencing the underlying security if market quotations are not readily available. Repurchase agreements and reverse repurchase agreements are valued at cost plus accrued interest. Exchange traded option contracts are valued at the mid price (average of the bid price and ask price) as provided by the pricing vendor at the close of trading on the contract’s principal exchange. Exchange traded futures contracts are valued at the settlement price as provided by the pricing vendor at the close of trading on the principal exchange. Derivatives (including centrally cleared swaps, total return swaps, over-the-
counter options on total return swaps, and certain other derivatives) are valued using prices provided by the Funds’ pricing vendors. Prices obtained from independent pricing services may use various observable and unobservable inputs, including, but not limited to, information provided by broker-dealers, pricing formulas, estimates of market values obtained from data relating to investments or securities with similar characteristics and/or discounted cash flow or spread curve models that might be applicable. Shares of open-end investment companies (excluding exchange traded funds) are valued at the latest net asset value reported by the investment company.
Fixed income securities, including loan participation notes, are fair valued using prices from the Funds’ pricing vendors. Such prices are generally evaluations based on the judgment of the Funds’ pricing vendors, which may consider, among other factors, the prices at which securities actually trade, broker-dealer quotations, pricing formulas, estimates of market values obtained from yield data relating to investments or securities with similar characteristics and/or discounted cash flow models that might be applicable.
On January 2, 2025, the fair value methodology used to value emerging markets debt, as determined by a third party vendor, held by the Funds was changed from using bid pricing to using the midpoint between the bid and ask price.
The change resulted in a one-time increase in the net asset value of less than 0.40% for Artisan Emerging Markets Debt
Opportunities Fund and less than 0.35% for Artisan Global Unconstrained Fund, respectively. There was no or de minimis

Notes to N-PORT Part F

Artisan Partners Funds
impact on other Funds.
Rule 2a-5 under the 1940 Act (“Rule 2a-5”), established requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 permits fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of Section 29(a)(41) of the 1940 Act, which requires a fund to fair value a security when market quotations are not readily available. Separately, Rule 31a-4 under the 1940 Act sets forth the recordkeeping requirements associated with fair value determinations. The Funds have adopted a valuation policy compliant with Rule 2a-5 and Rule 31a-4. Artisan Partners was designated by the board of directors as the valuation designee for the Funds pursuant to Rule 2a-5. In its capacity as valuation designee, Artisan Partners, among other things, is responsible for establishing a valuation committee to establish fair valuation methodologies and determining, in good faith, the fair value of all of the assets of the Funds for which there are no readily available market quotations. Securities or other assets for which market quotations are not readily available are valued by Artisan Partners, as valuation designee, in accordance with Procedures for Valuation of Portfolio Securities by
Artisan Partners Limited Partnership and under the general oversight of Artisan Partners Funds’ board of directors. A market quotation will be considered not readily available, and a Fund may therefore use fair value pricing, if there are not quoted prices (unadjusted) in active markets for identical investments that a Fund can access at the measurement date, and/or any such quotation is not deemed reliable.
When fair value pricing is employed, the value of a security or asset used by a Fund to calculate its NAV may differ from quoted or published prices for the same security or asset. Estimates of fair value utilized by the Funds as described above could differ from the value realized on the sale of those securities or assets in the future and the differences may be material to the NAV of the applicable Fund.
(3) Fair Value Measurements:
Under US GAAP for fair value measurement, accounting standards clarify the definition of fair value for financial reporting, establish a framework for measuring fair value and require additional disclosures about the use of fair value measurements.
In accordance with this standard, fair value is defined as the price that each Fund would receive upon selling an asset or purchasing a liability in an orderly transaction to/from an independent buyer/seller in the principal or most advantageous market of the investment. The standard establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on the market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The three-tier hierarchy of inputs is summarized in three broad levels:
Level 1 – unadjusted quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including but not limited to quoted prices for similar securities, interest rates, credit risks and securities trading primarily outside the US where the applicable trading market was closed or factors were applied to prices as a result of significant market movements following the close of local trading)
Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining a fair value of investments and discounts for lack of marketability)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk or liquidity associated with investing in those securities. A description of the valuation techniques for the Funds’ major classes of assets are found in Note 2(b). A description of the fair value leveling techniques are described below:
Equity securities, ETFs, investment companies, exchange traded options contracts and exchange traded futures contracts are generally categorized as Level 1. Bank loans, corporate bonds, sovereign bonds, equity-linked securities, foreign currency forward contracts, treasury bills, other derivatives, foreign equity securities in which the closing price or bid quotation are adjusted for significant events, or local market holidays or other unscheduled market closures, are generally categorized as
Level 2. Securities fair valued in good faith by the valuation committee are generally categorized as Level 2 or 3, depending on the observability of the inputs utilized.
The following table summarizes each Fund’s investments by major security type, based on the inputs used to determine their fair values as of June 30, 2025 (in thousands). Refer to each Fund’s Schedule of Investments for industry or country classifications.

Notes to N-PORT Part F

Artisan Partners Funds
Fund
Level 1 - Unadjusted
Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs
Total
Developing World
Assets Description
Common Stocks
Americas $ 1,491,238 $ – $ – $ 1,491,238
Emerging Markets 1,722,711 – – 1,722,711
Europe 307,929 – – 307,929
Pacific Basin 508,647 – – 508,647
Investment Company 147,055 – – 147,055
Total Assets 4,177,580 – – 4,177,580
0
Emerging Markets Debt Opportunities
Assets Description
Sovereign Government Bonds – 55,539 – 55,539
Corporate Bonds – 18,541 1,579 20,120
Bank Loans – – 5,455 5,455
Convertible Bond – 144 – 144
Common Stock – – –
(1)
–
(1)
Sovereign Government Treasury Bills – 12,641 – 12,641
U.S. Treasury Obligations
– 8,081 – 8,081
Investment Company 3,058 – – 3,058
Foreign Currency Forward Contracts
(2)
– 852 – 852
Futures Contracts
(2)
33 – – 33
Centrally Cleared Interest Rate Swaps
(2)
– 659 – 659
Total Assets 3,091 96,457 7,034 106,582
Liabilities Description
Foreign Currency Forward Contracts
(2)
– (777) – (777)
Futures Contracts
(2)
(289) – – (289)
Centrally Cleared Interest Rate Swaps
(2)
– (181) – (181)
Total Liabilities (289) (958) – (1,247)
Total 2,802 95,499 7,034 105,335
0
Floating Rate
Assets Description
Bank Loans – 78,459 – 78,459
Corporate Bonds – 3,579 – 3,579
Common Stocks – 624 – 624
Preferred Stock – 64 – 64
Warrant – – –
(1)
–
(1)
Investment Company 5,714 – – 5,714
Total Assets 5,714 82,726 –
(1)
88,440
0
Focus
Assets Description
Common Stocks 1,164,571 – – 1,164,571
Options Purchased 36,563 – – 36,563
Investment Company 13,628 – – 13,628
Foreign Currency Forward Contracts
(2)
– 1,785 – 1,785
OTC Total Return Swap Contracts
(2)
– 19,593 – 19,593
Total Assets 1,214,762 21,378 – 1,236,140
Liabilities Description
Foreign Currency Forward Contracts
(2)
– (9,748) – (9,748)
Total Liabilities – (9,748) – (9,748)
Total 1,214,762 11,630 – 1,226,392
0
Global Discovery
Assets Description
Common Stocks
Americas 140,627 – – 140,627

Notes to N-PORT Part F

Artisan Partners Funds
Fund
Level 1 - Unadjusted
Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs
Total
Global Discovery (continued)
Assets Description (continued)
Europe $ 80,924 $ – $ – $ 80,924
Pacific Basin 8,339 – – 8,339
Investment Company 9,848 – – 9,848
Total Assets 239,738 – – 239,738
0
Global Equity
Assets Description
Common Stocks
Americas 35,004 – – 35,004
Emerging Markets 49,472 – –
(1)
49,472
Europe 82,109 – – 82,109
Pacific Basin 9,235 – – 9,235
Right
Emerging Markets – 93 – 93
Investment Company 5,917 – – 5,917
Total Assets 181,737 93 –
(1)
181,830
0
Global Opportunities
Assets Description
Common Stocks
Americas 1,231,378 – – 1,231,378
Emerging Markets 117,546 – – 117,546
Europe 542,644 – – 542,644
Pacific Basin 106,002 – – 106,002
Investment Company 70,557 – – 70,557
Total Assets 2,068,127 – – 2,068,127
0
Global Unconstrained
Assets Description
Sovereign Government Bonds – 173,769 – 173,769
Corporate Bonds – 58,604 7,337 65,941
Common Stocks 18,083 – –
(1)
18,083
Bank Loans – – 16,108 16,108
Exchange Traded Fund 5,569 – – 5,569
Closed End Fund 773 – – 773
Convertible Bond – 347 – 347
Warrant – – 110 110
Sovereign Government Treasury Bills – 56,123 – 56,123
U.S. Treasury Obligations
– 21,773 – 21,773
Repurchase Agreements – 20,431 – 20,431
Investment Company 9,715 – – 9,715
Foreign Currency Forward Contracts
(2)
– 1,462 – 1,462
Futures Contracts
(2)
217 – – 217
Centrally Cleared Credit Default Swaps
(2)
– 270 – 270
Centrally Cleared Interest Rate Swaps
(2)
– 428 – 428
OTC Credit Default Swaps
(2)
– 1 – 1
Total Assets 34,357 333,208 23,555 391,120
Liabilities Description
Common Stock (1,236) – – (1,236)
Sovereign Government Bonds – (9,007) – (9,007)
Exchange Traded Fund (9,043) – – (9,043)
Corporate Bonds – (11,042) – (11,042)
Foreign Currency Forward Contracts
(2)
– (4,694) – (4,694)
Futures Contracts
(2)
(707) – – (707)
Centrally Cleared Credit Default Swaps
(2)
– (2,100) – (2,100)
Centrally Cleared Interest Rate Swaps
(2)
– (409) – (409)

Notes to N-PORT Part F

Artisan Partners Funds
Fund
Level 1 - Unadjusted
Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs
Total
Global Unconstrained (continued)
Liabilities Description (continued)
OTC Credit Default Swaps
(2)
$ – $ (21) $ – $ (21)
OTC Interest Rate Swaps
(2)
– (102) – (102)
Total Liabilities (10,986) (27,375) – (38,361)
Total 23,371 305,833 23,555 352,759
0
Global Value
Assets Description
Common Stocks
Americas 1,535,863 – – 1,535,863
Emerging Markets 98,699 – – 98,699
Europe 1,009,993 – – 1,009,993
Investment Company 128,277 – – 128,277
Foreign Currency Forward Contracts
(2)
– 1,168 – 1,168
Total Assets 2,772,832 1,168 – 2,774,000
Liabilities Description
Foreign Currency Forward Contracts
(2)
– (1,497) – (1,497)
Total Liabilities – (1,497) – (1,497)
Total 2,772,832 (329) – 2,772,503
0
High Income
Assets Description
Corporate Bonds – 6,543,209 – 6,543,209
Bank Loans – 2,413,416 – 2,413,416
Common Stocks – 52,897 – 52,897
Preferred Stock – 1,902 – 1,902
Warrant – – –
(1)
–
(1)
Investment Company 825,432 – – 825,432
Foreign Currency Forward Contracts
(2)
– 31 – 31
Total Assets 825,432 9,011,455 –
(1)
9,836,887
Liabilities Description
Foreign Currency Forward Contracts
(2)
– (568) – (568)
Total Liabilities – (568) – (568)
Total 825,432 9,010,887 –
(1)
9,836,319
0
International
Assets Description
Common Stocks
Americas 323,867 – – 323,867
Emerging Markets 1,065,667 – –
(1)
1,065,667
Europe 3,767,499 – – 3,767,499
Pacific Basin 445,944 – – 445,944
Right
Emerging Markets – 2,422 – 2,422
Investment Company 90,857 – – 90,857
Total Assets 5,693,834 2,422 –
(1)
5,696,256
0
International Explorer
Assets Description
Common Stocks
Americas 31,677 – – 31,677
Emerging Markets 23,354 – – 23,354
Europe 165,814 – – 165,814
Pacific Basin 60,021 – – 60,021
Corporate Bond
Europe – – 4,130 4,130

Notes to N-PORT Part F

Artisan Partners Funds
Fund
Level 1 - Unadjusted
Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs
Total
International Explorer (continued)
Assets Description (continued)
Investment Company $ 47,159 $ – $ – $ 47,159
Total Assets 328,025 – 4,130 332,155
0
International Small-Mid
Assets Description
Common Stocks
Americas 711,436 – – 711,436
Emerging Markets 250,098 – – 250,098
Europe 1,894,349 – – 1,894,349
Middle East 243,966 – – 243,966
Pacific Basin 691,377 – – 691,377
Investment Company 17,661 – – 17,661
Total Assets 3,808,887 – – 3,808,887
0
International Value
Assets Description
Common Stocks
Americas 9,131,483 – – 9,131,483
Emerging Markets 4,722,511 16,058 144,670 4,883,239
Europe 19,114,402 1,378,843 – 20,493,245
Pacific Basin 289,881 – – 289,881
Investment Company 3,546,760 – – 3,546,760
Miscellaneous Securities 590,348 – – 590,348
Foreign Currency Forward Contracts
(2)
– 10,933 – 10,933
Total Assets 37,395,385 1,405,834 144,670 38,945,889
Liabilities Description
Foreign Currency Forward Contracts
(2)
– (23,822) – (23,822)
Total Liabilities – (23,822) – (23,822)
Total 37,395,385 1,382,012 144,670 38,922,067
0
Mid Cap
Assets Description
Common Stocks 3,746,752 – – 3,746,752
Investment Company 37,220 – – 37,220
Total Assets 3,783,972 – – 3,783,972
0
Mid Cap Value
Assets Description
Common Stocks 1,016,052 – –
(1)
1,016,052
Investment Company 13,510 – – 13,510
Total Assets 1,029,562 – –
(1)
1,029,562
0
Select Equity
Assets Description
Common Stocks 62,690 – – 62,690
Investment Company 3,408 – – 3,408
Foreign Currency Forward Contracts
(2)
– 38 – 38
Total Assets 66,098 38 – 66,136
Liabilities Description
Foreign Currency Forward Contracts
(2)
– (46) – (46)
Total Liabilities – (46) – (46)
Total 66,098 (8) – 66,090
0

Notes to N-PORT Part F

Artisan Partners Funds
Fund
Level 1 - Unadjusted
Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 - Significant
Unobservable Inputs
Total
Small Cap
Assets Description
Common Stocks $ 1,087,789 $ – $ – $ 1,087,789
Investment Company 15,327 – – 15,327
Total Assets 1,103,116 – – 1,103,116
0
Sustainable Emerging Markets
Assets Description
Common Stocks
Americas 1,839 – – 1,839
Emerging Markets 253,602 1,427 –
(1)
255,029
Europe 5,359 – – 5,359
Pacific Basin 6,010 – – 6,010
Warrant
Emerging Markets – 2,888 – 2,888
Total Assets 266,810 4,315 –
(1)
271,125
0
Value
Assets Description
Common Stocks 311,440 – – 311,440
Investment Company 10,226 – – 10,226
Total Assets 321,666 – – 321,666
0
Value Income
Assets Description
Common Stocks 15,241 – – 15,241
Corporate Bonds – 377 – 377
Preferred Stock 266 – – 266
Convertible Bond – 74 – 74
Investment Company 473 – – 473
Total Assets 15,980 451 – 16,431
Liabilities Description
Written Options (45) – – (45)
Total Liabilities (45) – – (45)
Total 15,935 451 – 16,386
(1)
Includes one or more securities valued at $0.
(2)
Foreign currency forward contracts, futures contracts, OTC swap contracts and centrally cleared swap contracts are valued at unrealized appreciation (depreciation).

Notes to N-PORT Part F

Artisan Partners Funds
Information about Level 3 fair value measurements (dollar values in thousands):
.
Assets
Fair Value at
June 30, 2025
Valuation
Technique Unobservable Input(s) Range
Weighted
Average
Impact to Fair
Value from an
Increase in
Input
Emerging Markets Debt Opportunities
Corporate Bond $ 1,579 Market comparable(s)
Model-derived based on yield driven by option-
adjusted spread of comparables
21.37% 21.37% Increase
Common Stock –
(1)
Cost
100% discount for uncertainty of liquidation
value
N/A N/A N/A
Bank Loans 1,931 Broker quote Single broker quote $90.00 - $98.50 $96.32 Increase
Bank Loans 3,524 Market Comparable(s)
Model-derived based on change in option-
adjusted spread of comparables
(33.34)% - 1.29% (13.16)% Increase
Total 7,034
Floating Rate
Warrant –
(1)
Cost
100% discount for uncertainty of liquidation
value
N/A N/A N/A
Global Equity
Common Stock –
(1)
Last quote in a restricted
market
100% discount for uncertainty of liquidation
value
N/A N/A N/A
Global Unconstrained
Common Stock –
(1)
Cost
100% discount for uncertainty of liquidation
value
N/A N/A N/A
Bank Loans 3,001 Broker quote Single broker quote $90.00 - $98.50 $96.62 Increase
Bank Loans 13,107 Market Comparable(s)
Model-derived based on change in option-
adjusted spread of comparables
(33.34)% - 1.29% (15.56)% Increase
Corporate Bond 7,337 Market comparable(s)
Model-derived based on yield driven by option-
adjusted spread of comparables
21.37% 21.37% Increase
Warrant 110 Broker quote Single broker quote $7.40 $7.40 Increase
Total 23,555
High Income
Warrant –
(1)
Cost
100% discount for uncertainty of liquidation
value
N/A N/A N/A
International
Common Stock –
(1)
Last quote in a restricted
market
100% discount for uncertainty of liquidation
value
N/A N/A N/A
International Explorer
Corporate Bond 4,130 Mark-to-Model approach Transaction date and price $85.00 $85.00 Increase
International Value
Common Stock 144,670 Mark-to-Model approach
Collateral Income
Net Earned Premiums
Profit Commission
Losses
$13,626 - $15,229
$108,393 - $109,889
$(6,415) - $(6,726)
$(74,424) - $(74,929)
$14,428
$109,141
$(6,571)
$(74,677)
Increase
Increase
Increase
Increase
Mid Cap Value
Common Stock –
(1)
Cost
100% discount for uncertainty of liquidation
value
N/A N/A N/A
Sustainable Emerging Markets
Common Stock –
(1)
Last quote in a restricted
market
100% discount for uncertainty of liquidation
value
N/A N/A N/A
(1)
Includes one or more securities valued at $0.

Notes to N-PORT Part F

Artisan Partners Funds
(4) Transactions in Securities of Affiliates:
The table below shows information about securities of Fund “affiliates” (as defined below) that were held by a Fund, purchased or sold by a Fund, or from which dividends were received by a Fund during the period ended June 30, 2025
(shares and dollar values in thousands). Each Fund identifies a company as an affiliate for the purpose of this report if the
Fund owned voting securities that it believed represented 5% or more of that company’s outstanding voting securities (as defined by the 1940 Act) during the period ended June 30, 2025.
Emerging Markets Debt
Opportunities Fund Floating Rate Fund Global Equity Fund Global Unconstrained Fund High Income Fund
Balance as of  September 30, 2024 $ 2,756 $ –
(1)
$ –
(1)
$ 3,730 $ –
(1)
Transfers into Level 3 – – – – –
Net change in unrealized appreciation (depreciation) 316 – – 1,097 –
Purchases 4,910 – – 19,981 –
Sales (850) – – (1,121) –
Accrued Amortization –
(2)
– – –
(2)
–
Realized Gain/Loss (98) – – (132) –
Transfers out of Level 3 – – – – –
Balance as of  June 30, 2025 $ 7,034 $ –
(1)
$ –
(1)
$ 23,555 $ –
(1)
Net change in unrealized appreciation (depreciation)
for investments held as of  June 30, 2025 $ 270 $ – $ – $ 1,036 $ –
International Fund International Explorer Fund International Value Fund Mid Cap Value Fund
Sustainable Emerging
Markets Fund
Balance as of  September 30, 2024 $ –
(1)
$ – $ 146,720 $ –
(1)
$ –
(1)
Transfers into Level 3 – – – – –
Net change in unrealized appreciation (depreciation) – 310 (2,050) – –
Purchases – 3,622 – – –
Sales – – – – –
Accrued Amortization – 198 – – –
Realized Gain/Loss – – – – –
Transfers out of Level 3 – – – – –
Balance as of  June 30, 2025 $ –
(1)
$ 4,130 $ 144,670 $ –
(1)
$ –
(1)
Net change in unrealized appreciation (depreciation)
for investments held as of  June 30, 2025 $ – $ 310 $ (2,050) $ – $ –
(1)
Includes one or more securities valued at $0.
(2)
Amount rounds to less than $1
As of
9/30/2024
Net
Net
Net
Net Increase (Decrease) in
Unrealized
As of
6/30/2025
Funds
Shares
Balance Value Purchases at Cost
Proceeds from
Sales
Realized Gain
(Loss)
Appreciation or
Depreciation Share Balance Value Dividend Income
@
International Explorer
M&C Saatchi plc
†
6,358 $ 15,472 $ 3,545 $ (5,861) $ (642) $ 1,168 5,151 $ 13,682 $ 133
Total
#
$15,472 $3,545 $(5,861) $(642) $1,168 $— $133
International Value
Barry Callebaut AG
‡
260 480,483 341,436 — — (236,816) 537 585,103 10,090
Berkeley Group Holdings plc 5,739 362,130 75,948 — — (51,882) 7,289 386,196 2,984
Brenntag SE 9,844 733,975 283,706 — — (61,199) 14,448 956,482 28,134
ICON plc*
‡
— — 911,800 — — (130,805) 5,370 780,995 —
Koninklijke Philips NV
‡
45,331 1,484,541 271,334 — — (397,003) 56,521 1,358,872 43,194
Sensata Technologies
Holding plc 9,305 333,662 52,079 — — (50,084) 11,148 335,657 3,603
Total $3,394,791 $1,936,303 $— $— $(927,789) $4,403,305 $88,005
@
Net of foreign taxes withheld, if any.
†
Issuer was not an affiliate as of June 30, 2025.
#
Total value as of June 30, 2025 is presented only for those issuers that were affiliates as of June 30, 2025.
‡
Issuer was not an affiliate as of September 30, 2024.
*
Non-income producing security.